UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23029

Principal Exchange-Traded Funds

(Exact name of registrant as specified in charter)

801 Grand Avenue, Des Moines, IA	50309
(Address of principal executive offices)	(Zip code)

Principal Global Investors, LLC, 801 Grand Avenue, Des Moines, IA 50309 (Name and address of agent for service)

Registrant’s telephone number, including area code:		515-248-0156
Date of fiscal year end:	June 30, 2019
Date of reporting period:	December 31, 2018

ITEM 1 – REPORT TO STOCKHOLDERS

Principal Exchange-Traded Funds

Semiannual Report

December 31, 2018

Principal®

Principal[SM]

Rev. 01/2017

FACTS	WHAT DOES PRINCIPAL FUNDS, INC. DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include: • Social Security number and income • Assets and transaction history • Account transactions and account balances When you are no longer our customer, we continue to share your information as described in this notice
How?	All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons Principal Funds, Inc. chooses to share; and whether you can limit this sharing.

REASONS WE CAN SHARE YOUR PERSONAL INFORMATION	DOES PRINCIPAL FUNDS, INC. SHARE?	CAN YOU LIMIT THIS SHARING?
For our everyday business purposes—such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes—to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes—information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes—information about your creditworthiness	No	We don't share
For nonaffiliates to market to you	No	We don't share

Questions?	Call 1-800-222-5852 or go to www.principalfunds.com/customer-support/contact-us

EE11865PFI

Page 2

Who we are	
Who is providing this notice?	Principal Funds, Inc. and Principal Funds Distributor, Inc.
What we do	
How does Principal Funds, Inc. protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Principal Funds, Inc. collect my personal information?	We collect your personal information, for example, when you • Open an account or seek advice about your investments • Direct us to buy securities or make deposits, or withdrawals from your account • Give us your contact information or show your government issued ID We also collect your personal information from others, such as affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only • sharing for affiliates' everyday business purposes—information about your creditworthiness • affiliates from using your information to market to you • sharing for nonaffiliates to market to you State laws and individual companies may give you additional rights to limit sharing.
Definitions	
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Our affiliates include companies of Principal Financial Group
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Principal Funds, Inc. does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Principal Funds, Inc. doesn't jointly market.
Other important information	

EE11865PFI | 01/2017

Table of Contents

Financial Statements	1
Notes to Financial Statements	24
Schedules of Investments	34
Financial Highlights (Includes performance information)	67
Shareholder Expense Example	80
Supplemental Information	82

Not FDIC or NCUA insured

May lose value • Not a deposit • No bank or credit union guarantee Not insured by any Federal government agency

Statements of Assets and Liabilities
Principal Exchange-Traded Funds
December 31, 2018 (unaudited)

		Principal	Principal
		Active Global	Contrarian	Principal EDGE
		Dividend	Value	Active Income
		Income ETF	Index ETF	ETF
Investments in securities — at cost		$666,860,085	$3,940,525	$279,857,038

Assets
Investments in securities — at value		$624,393,424	$3,347,253	$270,230,009
Cash		5,797,390	13,783	7,780,390
Receivables:
Dividends and interest		2,080,098	5,362	3,323,068
Investment securities sold		—	10,457	321,351
	Total Assets	632,270,912	3,376,855	281,654,818
Liabilities
Accrued management and investment advisory fees		328,255	892	162,662
Accrued income distribution		3,745,303	17,296	1,151,348
	Total Liabilities	4,073,558	18,188	1,314,010
Net Assets Applicable to Outstanding Shares		$628,197,354	$3,358,667	$280,340,808

Net Assets Consist of:
Capital shares and additional paid-in-capital		$670,579,518	$3,993,175	$294,127,562
Total distributable earnings (loss)		(42,382,164)	(634,508)	(13,786,754)
	Total Net Assets	$628,197,354	$3,358,667	$280,340,808

Net Asset Value Per Share:
Net Assets		$628,197,354	$3,358,667	$280,340,808
Shares Issued and Outstanding		25,850,001	150,001	7,525,000
Net Asset Value per share		$24.30	$22.39	$37.25

See accompanying notes.

Statements of Assets and Liabilities
Principal Exchange-Traded Funds
December 31, 2018 (unaudited)

				Principal
		Principal	Principal	Investment
		Healthcare	International	Grade
		Innovators	Multi-Factor	Corporate
		Index ETF	Index ETF	Active ETF
Investments in securities — at cost		$51,101,956	$14,272,550	$221,646,710

Assets
Investments in securities — at value		$44,327,004	$12,662,330	$216,865,042
Cash		113,417	51,058	4,913,084
Receivables:
Dividends and interest		2,817	27,157	2,260,973
Investment securities sold		—	18,203	—
	Total Assets	44,443,238	12,758,748	224,039,099
Liabilities
Cash overdraft		—	1,341	—
Accrued management and investment advisory fees		16,755	4,427	50,910
Accrued income distribution		—	42,860	766,413
Payables:
Investment securities purchased		—	102	—
	Total Liabilities	16,755	48,730	817,323
Net Assets Applicable to Outstanding Shares		$44,426,483	$12,710,018	$223,221,776

Net Assets Consist of:
Capital shares and additional paid-in-capital		$51,741,671	$15,000,100	$229,064,950
Total distributable earnings (loss)		(7,315,188)	(2,290,082)	(5,843,174)
	Total Net Assets	$44,426,483	$12,710,018	$223,221,776

Net Asset Value Per Share:
Net Assets		$44,426,483	$12,710,018	$223,221,776
Shares Issued and Outstanding		1,600,001	150,001	9,300,001
Net Asset Value per share		$27.77	$84.73	$24.00

See accompanying notes.

Statements of Assets and Liabilities
Principal Exchange-Traded Funds
December 31, 2018 (unaudited)

		Principal	Principal Price	Principal
		Millennials	Setters Index	Shareholder
		Index ETF	ETF	Yield Index ETF
Investments in securities — at cost		$16,058,347	$18,418,942	$13,379,312

Assets
Investments in securities — at value		$14,097,265	$17,126,981	$11,083,054
Cash		44,851	63,664	58,141
Receivables:
Dividends and interest		5,873	13,485	18,052
Investment securities sold		21,121	38,490	48,800
Expense reimbursement from Manager		—	1,576	1,239
	Total Assets	14,169,110	17,244,196	11,209,286
Liabilities
Accrued management and investment advisory fees		6,275	5,729	4,506
Accrued income distribution		35,077	66,724	84,837
	Total Liabilities	41,352	72,453	89,343
Net Assets Applicable to Outstanding Shares		$14,127,758	$17,171,743	$11,119,943

Net Assets Consist of:
Capital shares and additional paid-in-capital		$15,545,706	$18,088,557	$13,448,657
Total distributable earnings (loss)		(1,417,948)	(916,814)	(2,328,714)
	Total Net Assets	$14,127,758	$17,171,743	$11,119,943

Net Asset Value Per Share:
Net Assets		$14,127,758	$17,171,743	$11,119,943
Shares Issued and Outstanding		450,001	550,001	400,001
Net Asset Value per share		$31.39	$31.22	$27.80

See accompanying notes.

Statements of Assets and Liabilities
Principal Exchange-Traded Funds
December 31, 2018 (unaudited)

		Principal
		Spectrum	Principal	Principal U.S.
		Preferred	Sustainable	Mega-Cap
		Securities	Momentum	Multi-Factor
		Active ETF	Index ETF	Index ETF
Investments in securities — at cost		$53,035,637	$5,384,420	$1,479,414,517

Assets
Investments in securities — at value		$48,008,367	$4,882,569	$1,420,865,270
Cash		796,215	16,305	4,726,022
Receivables:
Dividends and interest		570,521	4,005	1,849,148
Investment securities sold		—	5,241	7,552,024
Expense reimbursement from Manager		—	—	38,643
	Total Assets	49,375,103	4,908,120	1,435,031,107
Liabilities
Accrued management and investment advisory fees		23,954	1,274	193,214
Accrued income distribution		249,194	12,107	9,722,580
	Total Liabilities	273,148	13,381	9,915,794
Net Assets Applicable to Outstanding Shares		$49,101,955	$4,894,739	$1,425,115,313

Net Assets Consist of:
Capital shares and additional paid-in-capital		$54,527,568	$5,482,190	$1,482,307,888
Total distributable earnings (loss)		(5,425,613)	(587,451)	(57,192,575)
	Total Net Assets	$49,101,955	$4,894,739	$1,425,115,313

Net Asset Value Per Share:
Net Assets		$49,101,955	$4,894,739	$1,425,115,313
Shares Issued and Outstanding		550,001	200,001	56,750,001
Net Asset Value per share		$89.28	$24.47	$25.11

See accompanying notes.

Statement of Assets and Liabilities
Principal Exchange-Traded Funds
December 31, 2018 (unaudited)

		Principal U.S.
		Small-Cap
		Multi-Factor
		Index ETF
Investments in securities — at cost		$344,170,357

Assets
Investments in securities — at value		$312,826,670
Cash		1,359,452
Receivables:
Dividends and interest		543,896
Investment securities sold		853,245
	Total Assets	315,583,263
Liabilities
Accrued management and investment advisory fees		109,205
Accrued income distribution		1,524,076
	Total Liabilities	1,633,281
Net Assets Applicable to Outstanding Shares		$313,949,982

Net Assets Consist of:
Capital shares and additional paid-in-capital		$347,630,885
Total distributable earnings (loss)		(33,680,903)
	Total Net Assets	$313,949,982

Net Asset Value Per Share:
Net Assets		$313,949,982
Shares Issued and Outstanding		11,300,001
Net Asset Value per share		$27.78

See accompanying notes.

Statements of Operations
Principal Exchange-Traded Funds
Six months ended December 31, 2018 (unaudited)

	Principal	Principal
	Active Global	Contrarian	Principal EDGE
	Dividend	Value	Active Income
	Income ETF	Index ETF	ETF
Net Investment Income (Loss)
Income:
Dividend income	$9,477,945	$36,879	$1,543,441
Withholding tax	(408,419)	—	(15,022)
Interest	48,410	—	11,822,589
Total Income	9,117,936	36,879	13,351,008
Expenses:
Management and investment advisory fees	2,067,418	5,699	968,294
Total Expenses	2,067,418	5,699	968,294
Net Investment Income (Loss)	7,050,518	31,180	12,382,714
Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investment transactions	2,589,874	26,229	(8,495,918)
In-kind redemptions	1,309,464	—	—
Foreign currency transactions	(61,324)	—	(361)
Change in unrealized appreciation/depreciation of:
Investments	(74,104,861)	(571,889)	(15,735,569)
Foreign currency transactions	2,675	—	(215)
Net Realized and Unrealized Gain (Loss) on Investments	(70,264,172)	(545,660)	(24,232,063)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(63,213,654)	$(514,480)	$(11,849,349)

See accompanying notes.

Statements of Operations
Principal Exchange-Traded Funds
Six months ended December 31, 2018 (unaudited)

			Principal
	Principal	Principal	Investment
	Healthcare	International	Grade
	Innovators	Multi-Factor	Corporate
	Index ETF	Index ETF	Active ETF
Net Investment Income (Loss)
Income:
Dividend income	$11,379	$150,207	$—
Withholding tax	—	(10,986)	—
Interest	—	—	4,846,601
Total Income	11,379	139,221	4,846,601
Expenses:
Management and investment advisory fees	111,045	27,848	299,263
Total Expenses	111,045	27,848	299,263
Net Investment Income (Loss)	(99,666)	111,373	4,547,338
Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investment transactions	(764,387)	(526,974)	(898,891)
In-kind redemptions	1,237,354	—	—
Foreign currency transactions	—	(755)	—
Change in unrealized appreciation/depreciation of:
Investments	(11,127,038)	(1,494,373)	(3,661,148)
Foreign currency transactions	—	157	—
Net Realized and Unrealized Gain (Loss) on Investments	(10,654,071)	(2,021,945)	(4,560,039)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(10,753,737)	$(1,910,572)	$(12,701)

See accompanying notes.

Statements of Operations
Principal Exchange-Traded Funds
Six months ended December 31, 2018 (unaudited)

	Principal	Principal Price	Principal
	Millennials	Setters Index	Shareholder
	Index ETF	ETF	Yield Index ETF
Net Investment Income (Loss)
Income:
Dividend income	$104,070	$163,933	$180,187
Withholding tax	(4,702)	—	(165)
Total Income	99,368	163,933	180,022
Expenses:
Management and investment advisory fees	43,861	42,157	29,192
Total Gross Expenses	43,861	42,157	29,192
Less: Reimbursement from Manager	—	(11,593)	(8,028)
Total Expenses	43,861	30,564	21,164
Net Investment Income (Loss)	55,507	133,369	158,858
Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investment transactions	1,091	(321)	(9,071)
In-kind redemptions	801,988	570,818	(5,599)
Foreign currency transactions	(21)	—	—
Change in unrealized appreciation/depreciation of:
Investments	(3,652,676)	(1,522,608)	(2,024,453)
Foreign currency transactions	(15)	—	—
Net Realized and Unrealized Gain (Loss) on Investments	(2,849,633)	(952,111)	(2,039,123)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(2,794,126)	$(818,742)	$(1,880,265)

See accompanying notes.

Statements of Operations
Principal Exchange-Traded Funds
Six months ended December 31, 2018 (unaudited)

	Principal
	Spectrum	Principal	Principal U.S.
	Preferred	Sustainable	Mega-Cap
	Securities	Momentum	Multi-Factor
	Active ETF	Index ETF	Index ETF
Net Investment Income (Loss)
Income:
Dividend income	$—	$27,410	$20,223,414
Interest	1,504,148	—	—
Total Income	1,504,148	27,410	20,223,414
Expenses:
Management and investment advisory fees	143,174	8,197	1,227,594
Total Gross Expenses	143,174	8,197	1,227,594
Less: Reimbursement from Manager	—	—	(245,519)
Total Expenses	143,174	8,197	982,075
Net Investment Income (Loss)	1,360,974	19,213	19,241,339
Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investment transactions	(68,902)	(12,177)	(18,433,703)
In-kind redemptions	—	—	42,417,398
Change in unrealized appreciation/depreciation of:
Investments	(2,527,890)	(687,204)	(52,045,574)
Net Realized and Unrealized Gain (Loss) on Investments	(2,596,792)	(699,381)	(28,061,879)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,235,818)	$(680,168)	$(8,820,540)

See accompanying notes.

Statement of Operations
Principal Exchange-Traded Funds
Six months ended December 31, 2018 (unaudited)

Principal U.S.
Small-Cap
Multi-Factor
Index ETF
Net Investment Income (Loss)
Income:
Dividend income	$3,218,106
Total Income	3,218,106
Expenses:
Management and investment advisory fees	677,930
Total Expenses	677,930
Net Investment Income (Loss)	2,540,176
Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investment transactions	(13,268,058)
In-kind redemptions	21,254,241
Change in unrealized appreciation/depreciation of:
Investments	(69,921,356)
Net Realized and Unrealized Gain (Loss) on Investments	(61,935,173)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(59,394,997)

See accompanying notes.

Statement of Changes in Net Assets
Principal Exchange-Traded Funds
(unaudited)

	Principal Active Global Dividend
	Income ETF
	Period ended	Year ended
	December 31, 2018	June 30, 2018
Operations
Net investment income (loss)	$7,050,518	$14,790,307
Net realized gain (loss) on investments	3,838,014	6,620,794
Change in unrealized appreciation/depreciation of investments and foreign currency	(74,102,186)	29,433,500
Net Increase (Decrease) in Net Assets Resulting from Operations	(63,213,654)	50,844,601
Dividends and Distributions to Shareholders (a)
From net investment income and net realized gain on investments	(21,288,698)	(13,283,286)
Total Dividends and Distributions	(21,288,698)	(13,283,286)
Capital Share Transactions
Net increase (decrease) in capital share transactions	7,264,504	239,306,479
Total Increase (Decrease) in Net Assets	(77,237,848)	276,867,794
Net Assets (b)
Beginning of period	705,435,202	428,567,408
End of period	$628,197,354	$705,435,202

Capital Share Transactions
Dollars:
Sold	$17,013,447	$239,306,479
Redeemed	(9,748,943)	—
Net Increase (Decrease)	$7,264,504	$239,306,479
Shares:
Sold	600,000	8,700,000
Redeemed	(350,000)	—
Net Increase (Decrease)	250,000	8,700,000

(a)	For the year ended June 30, 2018, dividends and distributions to shareholders totaled $10,404,928 from net investment income and $2,878,358 from net realized gain on investments.
(b)	As of June 30, 2018, undistributed (overdistributed) net investment income (loss) totaled $6,617,701.

See accompanying notes.

Statement of Changes in Net Assets
Principal Exchange-Traded Funds
(unaudited)

	Principal Contrarian Value Index ETF
	Period ended	Period ended
	December 31, 2018	June 30, 2018 (a)
Operations
Net investment income (loss)	$31,180	$43,859
Net realized gain (loss) on investments	26,229	188,232
Change in unrealized appreciation/depreciation of investments and foreign currency	(571,889)	(21,383)
Net Increase (Decrease) in Net Assets Resulting from Operations	(514,480)	210,708
Dividends and Distributions to Shareholders (b)
From net investment income and net realized gain on investments	(44,896)	(28,200)
Total Dividends and Distributions	(44,896)	(28,200)
Capital Share Transactions
Net increase (decrease) in capital share transactions	—	3,735,535
Total Increase (Decrease) in Net Assets	(559,376)	3,918,043
Net Assets (c)
Beginning of period	3,918,043	—
End of period	$3,358,667	$3,918,043

Capital Share Transactions
Dollars:
Sold	$—	$6,395,207
Redeemed	—	(2,659,672)
Net Increase (Decrease)	$—	$3,735,535
Shares:
Sold	—	250,001
Redeemed	—	(100,000)
Net Increase (Decrease)	—	150,001

(a)	Period from October 18, 2017, date operations commenced, through June 30, 2018.
(b)	For the year ended June 30, 2018, dividends and distributions to shareholders totaled $28,200 from net investment income.
(c)	As of June 30, 2018, undistributed (overdistributed) net investment income (loss) totaled $15,659.

See accompanying notes.

Statement of Changes in Net Assets
Principal Exchange-Traded Funds
(unaudited)

	Principal EDGE Active Income ETF
	Period ended	Year ended
	December 31, 2018	June 30, 2018
Operations
Net investment income (loss)	$12,382,714	$12,661,124
Net realized gain (loss) on investments	(8,496,279)	3,699,713
Change in unrealized appreciation/depreciation of investments and foreign currency	(15,735,784)	(7,458,891)
Net Increase (Decrease) in Net Assets Resulting from Operations	(11,849,349)	8,901,946
Dividends and Distributions to Shareholders (a)
From net investment income and net realized gain on investments	(10,753,603)	(16,412,761)
Total Dividends and Distributions	(10,753,603)	(16,412,761)
Capital Share Transactions
Net increase (decrease) in capital share transactions	9,977,017	14,393,113
Total Increase (Decrease) in Net Assets	(12,625,935)	6,882,298
Net Assets (b)
Beginning of period	292,966,743	286,084,445
End of period	$280,340,808	$292,966,743

Capital Share Transactions
Dollars:
Sold	$9,977,017	$14,393,113
Net Increase (Decrease)	$9,977,017	$14,393,113
Shares:
Sold	250,000	350,000
Net Increase (Decrease)	250,000	350,000

(a)	For the year ended June 30, 2018, dividends and distributions to shareholders totaled $13,250,549 from net investment income and $3,162,212 from net realized gain on investments.
(b)	As of June 30, 2018, undistributed (overdistributed) net investment income (loss) totaled $174,409.

See accompanying notes.

Statement of Changes in Net Assets
Principal Exchange-Traded Funds
(unaudited)

	Principal Healthcare Innovators Index
	ETF
	Period ended	Year ended
	December 31, 2018	June 30, 2018
Operations
Net investment income (loss)	$(99,666)	$(141,135)
Net realized gain (loss) on investments	472,967	4,422,410
Change in unrealized appreciation/depreciation of investments and foreign currency	(11,127,038)	3,811,547
Net Increase (Decrease) in Net Assets Resulting from Operations	(10,753,737)	8,092,822
Dividends and Distributions to Shareholders (a)
From net investment income and net realized gain on investments	—	(79,577)
Total Dividends and Distributions	—	(79,577)
Capital Share Transactions
Net increase (decrease) in capital share transactions	3,076,447	36,950,430
Total Increase (Decrease) in Net Assets	(7,677,290)	44,963,675
Net Assets (b)
Beginning of period	52,103,773	7,140,098
End of period	$44,426,483	$52,103,773

Capital Share Transactions
Dollars:
Sold	$7,780,545	$53,405,667
Redeemed	(4,704,098)	(16,455,237)
Net Increase (Decrease)	$3,076,447	$36,950,430
Shares:
Sold	250,000	1,750,000
Redeemed	(150,000)	(500,000)
Net Increase (Decrease)	100,000	1,250,000

(a)	For the year ended June 30, 2018, dividends and distributions to shareholders totaled $79,577 from net realized gain on investments.
(b)	As of June 30, 2018, undistributed (overdistributed) net investment income (loss) totaled $ (102,816).

See accompanying notes.

Statement of Changes in Net Assets
Principal Exchange-Traded Funds
(unaudited)

	Principal International Multi-Factor
	Index ETF
	Period ended	Period ended
	December 31, 2018	June 30, 2018 (a)
Operations
Net investment income (loss)	$111,373	$269,246
Net realized gain (loss) on investments	(527,729)	(146,369)
Change in unrealized appreciation/depreciation of investments and foreign currency	(1,494,216)	(116,227)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,910,572)	6,650
Dividends and Distributions to Shareholders (b)
From net investment income and net realized gain on investments	(280,560)	(105,600)
Total Dividends and Distributions	(280,560)	(105,600)
Capital Share Transactions
Net increase (decrease) in capital share transactions	—	15,000,100
Total Increase (Decrease) in Net Assets	(2,191,132)	14,901,150
Net Assets (c)
Beginning of period	14,901,150	—
End of period	$12,710,018	$14,901,150

Capital Share Transactions
Dollars:
Sold	$—	$15,000,100
Net Increase (Decrease)	$—	$15,000,100
Shares:
Sold	—	150,001
Net Increase (Decrease)	—	150,001

(a)	Period from November 8, 2017, date operations commenced, through June 30, 2018.
(b)	For the year ended June 30, 2018, dividends and distributions to shareholders totaled $105,600 from net investment income.
(c)	As of June 30, 2018, undistributed (overdistributed) net investment income (loss) totaled $165,846.

See accompanying notes.

Statement of Changes in Net Assets
Principal Exchange-Traded Funds
(unaudited)

	Principal Investment Grade Corporate
	Active ETF
	Period ended	Period ended
	December 31, 2018	June 30, 2018 (a)
Operations
Net investment income (loss)	$4,547,338	$1,197,951
Net realized gain (loss) on investments	(898,891)	186,469
Change in unrealized appreciation/depreciation of investments and foreign currency	(3,661,148)	(1,120,520)
Net Increase (Decrease) in Net Assets Resulting from Operations	(12,701)	263,900
Dividends and Distributions to Shareholders (b)
From net investment income and net realized gain on investments	(5,475,469)	(618,904)
Total Dividends and Distributions	(5,475,469)	(618,904)
Capital Share Transactions
Net increase (decrease) in capital share transactions	—	229,064,950
Total Increase (Decrease) in Net Assets	(5,488,170)	228,709,946
Net Assets (c)
Beginning of period	228,709,946	—
End of period	$223,221,776	$228,709,946

Capital Share Transactions
Dollars:
Sold	$—	$229,064,950
Net Increase (Decrease)	$—	$229,064,950
Shares:
Sold	—	9,300,001
Net Increase (Decrease)	—	9,300,001

(a)	Period from April 18, 2018, date operations commenced, through June 30, 2018.
(b)	For the year ended June 30, 2018, dividends and distributions to shareholders totaled $618,904 from net investment income.
(c)	As of June 30, 2018, undistributed (overdistributed) net investment income (loss) totaled $579,166.

See accompanying notes.

Statement of Changes in Net Assets
Principal Exchange-Traded Funds
(unaudited)

	Principal Millennials Index ETF
	Period ended	Year ended
	December 31, 2018	June 30, 2018
Operations
Net investment income (loss)	$55,507	$86,576
Net realized gain (loss) on investments	803,058	1,031,588
Change in unrealized appreciation/depreciation of investments and foreign currency	(3,652,691)	1,259,349
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,794,126)	2,377,513
Dividends and Distributions to Shareholders (a)
From net investment income and net realized gain on investments	(107,378)	(88,747)
Total Dividends and Distributions	(107,378)	(88,747)
Capital Share Transactions
Net increase (decrease) in capital share transactions	(3,187,767)	10,698,562
Total Increase (Decrease) in Net Assets	(6,089,271)	12,987,328
Net Assets (b)
Beginning of period	20,217,029	7,229,701
End of period	$14,127,758	$20,217,029

Capital Share Transactions
Dollars:
Sold	$1,766,928	$14,219,990
Redeemed	(4,954,695)	(3,521,428)
Net Increase (Decrease)	$(3,187,767)	$10,698,562
Shares:
Sold	50,000	400,000
Redeemed	(150,000)	(100,000)
Net Increase (Decrease)	(100,000)	300,000

(a)	For the year ended June 30, 2018, dividends and distributions to shareholders totaled $66,800 from net investment income and $21,947 from net realized gain on investments.
(b)	As of June 30, 2018, undistributed (overdistributed) net investment income (loss) totaled $53,354.

See accompanying notes.

Statement of Changes in Net Assets
Principal Exchange-Traded Funds
(unaudited)

	Principal Price Setters Index ETF
	Period ended	Year ended
	December 31, 2018	June 30, 2018
Operations
Net investment income (loss)	$133,369	$187,597
Net realized gain (loss) on investments	570,497	2,147,776
Change in unrealized appreciation/depreciation of investments and foreign currency	(1,522,608)	(154,823)
Net Increase (Decrease) in Net Assets Resulting from Operations	(818,742)	2,180,550
Dividends and Distributions to Shareholders (a)
From net investment income and net realized gain on investments	(193,324)	(152,223)
Total Dividends and Distributions	(193,324)	(152,223)
Capital Share Transactions
Net increase (decrease) in capital share transactions	(3,470,993)	12,369,418
Total Increase (Decrease) in Net Assets	(4,483,059)	14,397,745
Net Assets (b)
Beginning of period	21,654,802	7,257,057
End of period	$17,171,743	$21,654,802

Capital Share Transactions
Dollars:
Sold	$4,841,853	$25,876,656
Redeemed	(8,312,846)	(13,507,238)
Net Increase (Decrease)	$(3,470,993)	$12,369,418
Shares:
Sold	150,000	800,000
Redeemed	(250,000)	(400,000)
Net Increase (Decrease)	(100,000)	400,000

(a)	For the year ended June 30, 2018, dividends and distributions to shareholders totaled $132,851 from net investment income and $19,372 from net realized gain on investments.
(b)	As of June 30, 2018, undistributed (overdistributed) net investment income (loss) totaled $62,809.

See accompanying notes.

Statement of Changes in Net Assets
Principal Exchange-Traded Funds
(unaudited)

	Principal Shareholder Yield Index ETF
	Period ended	Year ended
	December 31, 2018	June 30, 2018
Operations
Net investment income (loss)	$158,858	$199,903
Net realized gain (loss) on investments	(14,670)	1,002,526
Change in unrealized appreciation/depreciation of investments and foreign currency	(2,024,453)	(358,383)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,880,265)	844,046
Dividends and Distributions to Shareholders (a)
From net investment income and net realized gain on investments	(226,838)	(146,115)
Total Dividends and Distributions	(226,838)	(146,115)
Capital Share Transactions
Net increase (decrease) in capital share transactions	(1,395,058)	6,633,709
Total Increase (Decrease) in Net Assets	(3,502,161)	7,331,640
Net Assets (b)
Beginning of period	14,622,104	7,290,464
End of period	$11,119,943	$14,622,104

Capital Share Transactions
Dollars:
Sold	$1,572,464	$13,234,720
Redeemed	(2,967,522)	(6,601,011)
Net Increase (Decrease)	$(1,395,058)	$6,633,709
Shares:
Sold	50,000	400,000
Redeemed	(100,000)	(200,000)
Net Increase (Decrease)	(50,000)	200,000

(a)	For the year ended June 30, 2018, dividends and distributions to shareholders totaled $141,901 from net investment income and $4,214 from net realized gain on investments.
(b)	As of June 30, 2018, undistributed (overdistributed) net investment income (loss) totaled $71,481.

See accompanying notes.

Statement of Changes in Net Assets
Principal Exchange-Traded Funds
(unaudited)

	Principal Spectrum Preferred Securities
	Active ETF
	Period ended	Period ended
	December 31, 2018	June 30, 2018 (a)
Operations
Net investment income (loss)	$1,360,974	$1,787,217
Net realized gain (loss) on investments	(68,902)	(220,092)
Change in unrealized appreciation/depreciation of investments and foreign currency	(2,527,890)	(2,499,380)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,235,818)	(932,255)
Dividends and Distributions to Shareholders (b)
From net investment income and net realized gain on investments	(1,611,397)	(1,646,143)
Total Dividends and Distributions	(1,611,397)	(1,646,143)
Capital Share Transactions
Net increase (decrease) in capital share transactions	—	54,527,568
Total Increase (Decrease) in Net Assets	(2,847,215)	51,949,170
Net Assets (c)
Beginning of period	51,949,170	—
End of period	$49,101,955	$51,949,170

Capital Share Transactions
Dollars:
Sold	$—	$54,527,568
Net Increase (Decrease)	$—	$54,527,568
Shares:
Sold	—	550,001
Net Increase (Decrease)	—	550,001

(a)	Period from July 10, 2017, date operations commenced, through June 30, 2018.
(b)	For the year ended June 30, 2018, dividends and distributions to shareholders totaled $1,638,002 from net investment income and $8,141 from net realized gain on investments.
(c)	As of June 30, 2018, undistributed (overdistributed) net investment income (loss) totaled $127,978.

See accompanying notes.

Statement of Changes in Net Assets
Principal Exchange-Traded Funds
(unaudited)

	Principal Sustainable Momentum Index
	ETF
	Period ended	Period ended
	December 31, 2018	June 30, 2018 (a)
Operations
Net investment income (loss)	$19,213	$31,402
Net realized gain (loss) on investments	(12,177)	267,364
Change in unrealized appreciation/depreciation of investments and foreign currency	(687,204)	185,353
Net Increase (Decrease) in Net Assets Resulting from Operations	(680,168)	484,119
Dividends and Distributions to Shareholders (b)
From net investment income and net realized gain on investments	(27,807)	(22,700)
Total Dividends and Distributions	(27,807)	(22,700)
Capital Share Transactions
Net increase (decrease) in capital share transactions	—	5,141,295
Total Increase (Decrease) in Net Assets	(707,975)	5,602,714
Net Assets (c)
Beginning of period	5,602,714	—
End of period	$4,894,739	$5,602,714

Capital Share Transactions
Dollars:
Sold	$—	$7,943,624
Redeemed	—	(2,802,329)
Net Increase (Decrease)	$—	$5,141,295
Shares:
Sold	—	300,001
Redeemed	—	(100,000)
Net Increase (Decrease)	—	200,001

(a)	Period from October 18, 2017, date operations commenced, through June 30, 2018.
(b)	For the year ended June 30, 2018, dividends and distributions to shareholders totaled $22,700 from net investment income.
(c)	As of June 30, 2018, undistributed (overdistributed) net investment income (loss) totaled $8,702.

See accompanying notes.

Statement of Changes in Net Assets
Principal Exchange-Traded Funds
(unaudited)

	Principal U.S. Mega-Cap Multi-Factor
	Index ETF
	Period ended	Period ended
	December 31, 2018	June 30, 2018 (a)
Operations
Net investment income (loss)	$19,241,339	$16,854,431
Net realized gain (loss) on investments	23,983,695	(7,524,427)
Change in unrealized appreciation/depreciation of investments and foreign currency	(52,045,574)	(6,503,673)
Net Increase (Decrease) in Net Assets Resulting from Operations	(8,820,540)	2,826,331
Dividends and Distributions to Shareholders (b)
From net investment income and net realized gain on investments	(27,709,355)	(8,361,236)
Total Dividends and Distributions	(27,709,355)	(8,361,236)
Capital Share Transactions
Net increase (decrease) in capital share transactions	(204,880,068)	1,672,060,181
Total Increase (Decrease) in Net Assets	(241,409,963)	1,666,525,276
Net Assets (c)
Beginning of period	1,666,525,276	—
End of period	$1,425,115,313	$1,666,525,276

Capital Share Transactions
Dollars:
Sold	$111,245,217	$1,909,927,244
Redeemed	(316,125,285)	(237,867,063)
Net Increase (Decrease)	$(204,880,068)	$1,672,060,181
Shares:
Sold	4,200,000	73,450,001
Redeemed	(11,500,000)	(9,400,000)
Net Increase (Decrease)	(7,300,000)	64,050,001

(a)	Period from October 11, 2017, date operations commenced, through June 30, 2018.
(b)	For the year ended June 30, 2018, dividends and distributions to shareholders totaled $8,361,236 from net investment income.
(c)	As of June 30, 2018, undistributed (overdistributed) net investment income (loss) totaled $8,493,195.

See accompanying notes.

Statement of Changes in Net Assets
Principal Exchange-Traded Funds
(unaudited)

	Principal U.S. Small-Cap Multi-Factor
	Index ETF
	Period ended	Year ended
	December 31, 2018	June 30, 2018
Operations
Net investment income (loss)	$2,540,176	$3,022,452
Net realized gain (loss) on investments	7,986,183	26,142,347
Change in unrealized appreciation/depreciation of investments and foreign currency	(69,921,356)	23,950,375
Net Increase (Decrease) in Net Assets Resulting from Operations	(59,394,997)	53,115,174
Dividends and Distributions to Shareholders (a)
From net investment income and net realized gain on investments	(3,048,584)	(3,208,941)
Total Dividends and Distributions	(3,048,584)	(3,208,941)
Capital Share Transactions
Net increase (decrease) in capital share transactions	25,217,933	25,803,832
Total Increase (Decrease) in Net Assets	(37,225,648)	75,710,065
Net Assets (b)
Beginning of period	351,175,630	275,465,565
End of period	$313,949,982	$351,175,630

Capital Share Transactions
Dollars:
Sold	$112,276,823	$259,486,789
Redeemed	(87,058,890)	(233,682,957)
Net Increase (Decrease)	$25,217,933	$25,803,832
Shares:
Sold	3,600,000	8,450,000
Redeemed	(2,800,000)	(7,500,000)
Net Increase (Decrease)	800,000	950,000

(a)	For the year ended June 30, 2018, dividends and distributions to shareholders totaled $3,049,323 from net investment income and $159,618 from net realized gain on investments.
(b)	As of June 30, 2018, undistributed (overdistributed) net investment income (loss) totaled $633,577.

See accompanying notes.

Notes to Financial Statements
Principal Exchange-Traded Funds
December 31, 2018 (unaudited)

1. Organization

The Principal Exchange-Traded Funds (the “Trust”) is a statutory trust organized under the laws of the State of Delaware in 2013 and is authorized to have multiple series or portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of thirteen series, the Principal Active Global Dividend Income ETF, Principal Contrarian Value Index ETF, Principal EDGE Active Income ETF, Principal Healthcare Innovators Index ETF, Principal International Multi-Factor Index ETF, Principal Investment Grade Corporate Active ETF, Principal Millennials Index ETF, Principal Price Setters Index ETF, Principal Shareholder Yield Index ETF, Principal Spectrum Preferred Securities Active ETF, Principal Sustainable Momentum Index ETF, Principal U.S. Mega-Cap Multi-Factor Index ETF, and Principal U.S. Small-Cap Multi-Factor Index ETF (the “Funds”). The Funds are “diversified”, and as such, the Funds’ investments are required to meet certain diversification requirements under the 1940 Act. The shares of the Funds are referred to herein as “Shares”.

Each of the Funds is an investment company and applies specialized accounting and reporting under Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The Funds have not provided financial support, and are not contractually required to provide financial support to any investee.

The Trust issues and redeems Shares at net asset value (“NAV”) only with Authorized Participants (“APs”) and only in aggregations of 50,000 Shares (each a “Creation Unit” or a “Creation Unit Aggregation”), which is subject to change. Each Fund issues and redeems Creation Units in exchange for portfolio securities and/or cash, plus a fixed and/or variable transaction fee.

Shares of the Principal Active Global Dividend Income ETF and Principal Spectrum Preferred Securities Active ETF are listed on the Bats BZX Exchange (“Bats” or the “Exchange”). Shares of the Principal EDGE Active Income ETF and Principal Investment Grade Corporate Active EFT are listed on the NYSE Arca, Inc. (“NYSE Arca” or the “Exchange”). Shares of the Principal Contrarian Value Index ETF, Principal Healthcare Innovators Index ETF, Principal International Multi-Factor Index ETF, Principal Millennials Index ETF, Principal Price Setters Index ETF, Principal Shareholder Yield Index ETF, Principal Sustainable Momentum Index ETF, Principal U.S. Mega-Cap Multi-Factor Index ETF, and Principal U.S. Small-Cap Multi-Factor Index ETF are listed on The National Association of Securities Dealers Automated Quotation System (“NASDAQ” or the “Exchange”). Shares trade on the Exchange at market prices that may be below, at, or above NAV.

Principal Active Global Dividend Income ETF initial investment and commencement of operations was on May 9, 2017. Principal Spectrum Preferred Securities Active ETF initial investment and commencement of operations was July 10, 2017. Principal U.S. Mega-Cap Multi-Factor Index ETF initial investment and commencement of operations was October 11, 2017. Principal Contrarian Value Index ETF and Principal Sustainable Momentum Index ETF initial investment and commencement of operations was October 18, 2017. Principal International Multi-Factor Index ETF initial investment and commencement of operations was November 8, 2017 Principal Investment Grade Corporate Active ETF initial investment and commencement of operations was April 18, 2018.

2. Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. The Funds value securities for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics, market conditions and dealer-supplied valuations to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Principal Global Investors, LLC (“the Advisor”) under procedures established and periodically reviewed by the Trust’s Board of Trustees.

Notes to Financial Statements
Principal Exchange-Traded Funds
December 31, 2018 (unaudited)

2. Significant Accounting Policies (continued)

The value of foreign securities used in computing the NAV per share is generally determined as of the close of the foreign exchange where the security is principally traded. Significant events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ NAV are reflected in the Funds’ NAV and these securities are valued at fair value as determined in good faith by the Principal Global Investors, LLC (“the Advisor”) under procedures established and periodically reviewed by the Trust’s Board of Trustees.

Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in American Depository Receipts (“ADRs”), futures contracts, industry indices, general indices, and foreign currencies.

To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine NAV, for example weekends and other customary national U.S. holidays, the Funds’ NAV could be significantly affected on days when shares are able to be issued or redeemed by APs.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Advisor or any sub-advisor is authorized to make such determinations subject to such oversight by the Trust’s Board of Trustees as may occasionally be necessary.

Income and Investment Transactions. The Funds record investment transactions on a trade date basis. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Funds record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized, respectively, on the level yield method over the expected lives of the respective securities.

Capital Share Transactions. Capital shares are issued and redeemed by the Funds only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of the Funds are not redeemable. Transactions in capital shares for the Funds are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a Fund generally consists of a basket of cash and/or securities that the Fund specifies each business day. To offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, APs are subject to standard creation and redemption transaction fees.

Expenses. For all Funds, a unitary investment management and advisory fee is charged.

Distributions to Shareholders. Dividends and distributions to shareholders of the Funds are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for foreign currency transactions, losses deferred due to wash sales, tax straddles, mortgage-backed securities, certain preferred securities, redemptions-in-kind, Real Estate Investment Trust’s, utilization of earnings and profits distributed to shareholders on redemption of shares, and limitations imposed by Sections 381-384 of the Internal Revenue Code. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.

Federal Income Taxes. No provision for federal income taxes is considered necessary because the Funds intend to qualify as a “regulated investment company” under the Internal Revenue Code and they intend to distribute each year substantially all of their net investment income and realized capital gains to shareholders.

Notes to Financial Statements
Principal Exchange-Traded Funds
December 31, 2018 (unaudited)

2. Significant Accounting Policies (continued)

Management evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of their position. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. During the year ended June 30, 2018, the Funds did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the last three years, once a return is filed. No examinations are in progress at this time.

Foreign Taxes. Certain Funds are subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Funds as a reduction of income. These amounts are shown as withholding tax on foreign dividends on the statement of operations.

Recent Accounting Pronouncements. In March 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities, which amends the accounting standards to shorten the amortization period of certain purchased callable debt securities to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods thereafter. The Funds will adopt the new amendments for periods beginning after December 15, 2018.

In August 2018, the FASB issued ASU No. 2018-13 Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement, which amends and eliminates certain disclosure requirements for fair value as part of its framework project. The ASU is effective for annual and interim periods beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of December 31, 2018, the Funds have adopted the removal of certain disclosures.

In August 2018, the Securities and Exchange Commission (“SEC”) approved a final rule, Disclosure Update and Simplification. The SEC adopted amendments to certain disclosures that have become redundant or superseded in light of other SEC disclosure requirements, U.S. GAAP or changes in the information environment. As of December 31, 2018, the Funds have adopted the new amendments.

3. Operating Policies

Indemnifications. In a normal course of business, the Funds enter into contracts that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve potential future claims against the Funds that have not yet occurred. Based on management’s experience, the risk of loss would be remote.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

Underlying Funds. Series of Principal Funds, Inc. and Principal Variable Contracts Funds, Inc., affiliates of the Advisor, may invest in certain of the Funds (the “underlying funds”).

An underlying fund may experience relatively large redemptions or purchases as the investee fund periodically reallocates or rebalances its assets. These transactions may accelerate the realization of taxable income if sales of portfolio securities result in gains and could increase transaction costs.

The Advisor is the advisor to Principal Funds, Inc. and Principal Variable Contracts Funds, Inc. and the underlying funds. The Advisor is committed to minimizing the potential impact of underlying fund risk on underlying funds to the extent consistent with pursuing the investment objectives of the investee funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds.

Notes to Financial Statements
Principal Exchange-Traded Funds
December 31, 2018 (unaudited)

3. Operating Policies (continued)

As of December 31, 2018, Principal Funds, Inc. and Principal Variable Contracts Funds, Inc. owned the following percentages, in the aggregate, of the outstanding shares of the underlying funds listed below:

Total Percentage of
Fund	Outstanding Shares Owned
Principal Active Global Dividend Income ETF	99.61%
Principal EDGE Active Income ETF	92.32%
Principal Investment Grade Corporate Active ETF	99.46%
Principal U.S. Mega-Cap Multi-Factor Index ETF	96.71%
Principal U.S. Small-Cap Multi-Factor Index ETF	95.85%

U.S. Government Agencies or Government-Sponsored Enterprises. Certain of the Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. Government or its agencies. The U.S. Government does not guarantee the NAV of the Funds’ shares. Some U.S. Government securities such as treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”) are supported by the full faith and credit of the U.S. Government. Other securities, such as those of the Federal Home Loan Bank are supported by the right of the issuer to borrow from the U.S. Department of the Treasury. Still other securities, such as those of the Federal National Mortgage Association (“FNMA”) are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations.

Government related guarantors (those not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC”). FNMA is a government sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to the timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but Participation Certificates are not backed by the full faith and credit of the U.S. Government.

4. Fair Valuation

Fair value is defined as the price that the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds may use one or more of the following techniques: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Fund’s own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 — Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

Level 2 — Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.). Investments which are generally included in this category include corporate bonds and municipal bonds.

Level 3 — Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments). Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

Notes to Financial Statements
Principal Exchange-Traded Funds
December 31, 2018 (unaudited)

4. Fair Valuation (continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Funds’ own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date, to the extent available.

Investments which are included in the Level 3 Category may be valued using quoted prices from brokers & dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices.

Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement.

The fair values of these entities are dependent on economic, political and other considerations. The values of the underlying investee entities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.).

Fair value of these investments is determined in good faith by the Advisor under procedures established and periodically reviewed by the Fund’s Board of Trustees. The Advisor has established a valuation committee (“Valuation Committee”) of senior officers and employees, with the responsibility of overseeing the pricing and valuation of all securities, including securities where market quotations are not readily available. The Valuation Committee meets at least monthly and reports directly to the Board of Trustees. A pricing group (the “Pricing Group”) who reports to the Valuation Committee relies on the established pricing policies to determine fair valuation. Included in the pricing policies is an overview of the approved valuation approaches established for each asset class. The Pricing Group will consider all appropriate information when determining fair valuation.

The Pricing Group relies on externally provided valuation inputs to determine the value of Level 3 securities. Security values are updated as new information becomes available. Valuation data and changes in valuation amounts are reviewed on a daily basis based on specified criteria for the security, asset class, and other factors. In addition, valuation data is periodically compared to actual transactions executed by the Funds (i.e., purchases/sales) and differences between transaction prices and prior period valuation data are investigated based on specific tolerances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.

There were no significant purchases, sales, or transfers into or out of Level 3.

Notes to Financial Statements
Principal Exchange-Traded Funds
December 31, 2018 (unaudited)

4. Fair Valuation (continued)

The following is a summary of the inputs used as of December 31, 2018 in valuing the Funds’ securities carried at value:

		Level 2 —
		Other	Level 3 —
	Level 1 —	Significant	Significant
	Quoted	Observable	Unobservable	Totals
Fund	Prices	Inputs	Inputs	(Level 1,2,3)
Principal Active Global Dividend Income ETF
Common Stocks*	$624,393,424	$—	$—	$624,393,424
Total investments in securities	$624,393,424	$—	$—	$624,393,424
Principal Contrarian Value Index ETF
Common Stocks*	$3,347,253	$—	$—	$3,347,253
Total investments in securities	$3,347,253	$—	$—	$3,347,253
Principal EDGE Active Income ETF
Common Stocks
Basic Materials	$786,905	$—	$—	$786,905
Communications	1,365,010	—	—	1,365,010
Consumer, Cyclical	1,172,977	—	—	1,172,977
Consumer, Non-cyclical	8,901,019	—	—	8,901,019
Energy	9,391,692	—	—	9,391,692
Financial	22,586,738	—	—	22,586,738
Industrial	1,409,541	—	—	1,409,541
Technology	2,100,160	—	—	2,100,160
Utilities	4,992,652	—	1,176,123	6,168,775
Preferred Stocks*	13,735,386	—	—	13,735,386
Bonds*	—	202,611,806	—	202,611,806
Total investments in securities	$66,442,080	$202,611,806	$1,176,123	$270,230,009
Principal Healthcare Innovators Index ETF
Common Stocks*	$44,327,004	$—	$—	$44,327,004
Total investments in securities	$44,327,004	$—	$—	$44,327,004
Principal International Multi-Factor Index ETF
Common Stocks*	$12,613,799	$—	$—	$12,613,799
Preferred Stocks*	48,531	—	—	48,531
Total investments in securities	$12,662,330	$—	$—	$12,662,330
Principal Investment Grade Corporate Active ETF
Bonds*	$—	$216,865,042	$—	$216,865,042
Total investments in securities	$—	$216,865,042	$—	$216,865,042
Principal Millennials Index ETF
Common Stocks*	$14,097,265	$—	$—	$14,097,265
Total investments in securities	$14,097,265	$—	$—	$14,097,265
Principal Price Setters Index ETF
Common Stocks*	$17,126,981	$—	$—	$17,126,981
Total investments in securities	$17,126,981	$—	$—	$17,126,981
Principal Shareholder Yield Index ETF
Common Stocks*	$11,083,054	$—	$—	$11,083,054
Total investments in securities	$11,083,054	$—	$—	$11,083,054
Principal Spectrum Preferred Securities Active ETF
Bonds*	$—	$48,008,367	$—	$48,008,367
Total investments in securities	$—	$48,008,367	$—	$48,008,367
Principal Sustainable Momentum Index ETF
Common Stocks*	$4,882,569	$—	$—	$4,882,569
Total investments in securities	$4,882,569	$—	$—	$4,882,569
Principal U.S. Mega-Cap Multi-Factor Index ETF
Common Stocks*	$1,420,865,270	$—	$—	$1,420,865,270
Total investments in securities	$1,420,865,270	$—	$—	$1,420,865,270
Principal U.S. Small-Cap Multi-Factor Index ETF
Common Stocks*	$312,826,670	$—	$—	$312,826,670
Total investments in securities	$312,826,670	$—	$—	$312,826,670

* For additional detail regarding sector classifications, please see the Schedules of Investments.

Notes to Financial Statements
Principal Exchange-Traded Funds
December 31, 2018 (unaudited)

5. Management Agreement and Transactions with Affiliates

Management Services. The Funds have agreed to pay investment advisory and management fees to the Advisor computed at an annual percentage rate of each of the Funds’ average daily net assets. A portion of the management fee is paid by the Advisor to the sub-advisor of the Funds, some of which are affiliates of the Advisor. The management fee schedule for the Funds is as follows:

	First	Next	Next	Over
Fund	$500 Million	$500 Million	$500 Million	$1.5 Billion
Principal Healthcare Innovators Index ETF	0.42%	0.40%	0.38%	0.37%
Principal Millennials Index ETF	0.45%	0.43%	0.41%	0.40%
Principal Price Setters Index ETF	0.40%	0.38%	0.36%	0.35%
Principal Shareholder Yield Index ETF	0.40%	0.38%	0.36%	0.35%

Fund	All Assets
Principal Active Global Dividend Income ETF	0.58%
Principal Contrarian Value Index ETF	0.29%
Principal EDGE Active Income ETF	0.65%
Principal International Multi-Factor Index ETF	0.39%
Principal Investment Grade Corporate Active ETF	0.26%

Fund	All Assets
Principal Spectrum Preferred Securities Active ETF	0.55%
Principal Sustainable Momentum Index ETF	0.29%
Principal U.S. Mega-Cap Multi-Factor Index ETF	0.15%
Principal U.S. Small-Cap Multi-Factor Index ETF	0.38%

In addition, the Advisor has contractually agreed to limit the expenses (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) for certain of the Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits.

The limits are expressed as a percentage of average daily net assets attributable to each Fund on an annualized basis during the reporting period. The expense limits will expire on October 31, 2019.

Principal Price Setters Index ETF	0.29%
Principal Shareholder Yield Index ETF	0.29%
Principal U.S. Mega-Cap Multi-Factor Index ETF	0.12%

Affiliated Ownership. At December 31, 2018, Principal Financial Services, Inc., Principal Funds, Inc., Principal Variable Contracts Funds, Inc., (each an affiliate of the Advisor) owned shares of the Funds as follows (amounts in thousands):

Fund	Shares
Principal Contrarian Value Index ETF	119,905
Principal International Multi-Factor Index ETF	140,015
Principal Millennials Index ETF	200,001
Principal Price Setters Index ETF	200,001
Principal Shareholder Yield Index ETF	200,001
Principal Spectrum Preferred Securities Active ETF	249,004
Principal Sustainable Momentum Index ETF	119,905

6. Investment Transactions

For the period ended December 31, 2018, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and in-kind transactions) by the Funds were as follows:

	Non-U.S. Government		U.S. Government
Fund	Purchases	Sales	Purchases	Sales
Principal Active Global Dividend Income ETF	$128,077,146	$136,399,431	$—	$—
Principal Contrarian Value Index ETF	168,601	172,324	—	—
Principal EDGE Active Income ETF	39,552,951	32,291,455	—	—
Principal Healthcare Innovators Index ETF	7,303,964	7,940,795	—	—
Principal International Multi- Factor Index ETF	3,841,535	3,905,991	—	—
Principal Investment Grade Corporate Active ETF	89,383,237	91,776,868	—	—

Notes to Financial Statements
Principal Exchange-Traded Funds
December 31, 2018 (unaudited)

6. Investment Transactions (continued)

	Non-U.S. Government		U.S. Government
Fund	Purchases	Sales	Purchases	Sales
Principal Millennials Index ETF	$222,469	$208,241	$—	$—
Principal Price Setters Index ETF	36,563	41,952	—	—
Principal Shareholder Yield Index ETF	49,970	76,305	—	—
Principal Spectrum Preferred Securities Active ETF	3,300,000	3,414,400	—	—
Principal Spectrum Preferred Securities Active ETF	3,300,000	3,414,400	—	—
Principal Sustainable Momentum Index ETF	45,249	41,788	—	—
Principal U.S. Mega-Cap Multi-Factor Index ETF	288,297,196	498,726,916	—	—
Principal U.S. Small-Cap Multi-Factor Index ETF	136,651,528	136,325,506	—	—

For the period ended December 31, 2018, in-kind transactions were as follows:

Fund	Purchases		Sales
Principal Active Global Dividend Income ETF	$19,374,136		$12,591,860
Principal EDGE Active Income ETF	1,599,474		2,607,579
Principal Healthcare Innovators Index ETF	7,780,833		4,181,794
Principal International Multi-Factor Index ETF	39,486		72,674
Principal Investment Grade Corporate Active ETF	4,687,532		4,689,437
Principal Millennials Index ETF	1,777,638		4,986,844
Principal Price Setters Index ETF	4,840,520		8,311,458
Principal Shareholder Yield Index ETF	1,572,084		2,967,624
Principal U.S. Mega-Cap Multi-Factor Index ETF	111,219,896		316,843,551
Principal U.S. Small-Cap Multi-Factor Index ETF	112,251,340		87,000,639

7. Federal Tax Information

Distributions to Shareholders. The federal income tax character of distributions paid to shareholders for the periods ended June 30, 2018, and December 31, 2018 was as follows:

	Ordinary Income		Long-Term Capital Gain*
	Period ended	Year ended	Period ended	Year ended
Fund	December 31, 2018	June 30, 2018	December 31, 2018	June 30, 2018
Principal Active Global Dividend Income ETF	$16,316,502	$13,248,973	$4,972,196	$34,313
Principal Contrarian Value Index ETF	44,896	28,200	—	—
Principal EDGE Active Income ETF	8,214,772	15,210,889	2,538,831	1,201,872
Principal Healthcare Innovators Index ETF	—	64,403	—	15,174
Principal International Multi-Factor Index ETF	280,560	105,600	—	—
Principal Investment Grade Corporate Active ETF	5,475,469	618,904	—	—
Principal Millennials Index ETF	107,378	88,655	—	92
Principal Price Setters Index ETF	193,324	152,119	—	104
Principal Shareholder Yield Index ETF	226,838	145,989	—	126
Principal Spectrum Preferred Securities Active ETF	1,611,397	1,646,143	—	—
Principal Sustainable Momentum Index ETF	27,807	22,700	—	—
Principal U.S. Mega-Cap Multi-Factor Index ETF	27,709,355	8,361,236	—	—
Principal U.S. Small-Cap Multi-Factor Index ETF	3,048,584	3,208,941	—	—

*	The Funds designate these distributions as long-term capital gain dividends per IRC Sec. 852(b)(3)(C) in the 20-percent group (which may be taxed at a 20-percent rate, a 15-percent rate or a 0-percent rate, depending on the shareholder’s taxable income).

For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Distributable Earnings. As of June 30, 2018, the components of distributable earnings on a federal income tax basis were:

				Late Year
				Ordinary and
	Undistributed	Undistributed	Unrealized	Post Oct	Other
	Ordinary	Long-Term	Appreciation/	Capital Loss	Temporary	Capital Loss
Fund	Income	Capital Gains	(Depreciation)	Deferrals	Differences*	Carryforward
Principal Active Global Dividend Income ETF	$9,346,182	$1,264,493	$31,509,513	$—	$—	$—
Principal Contrarian Value Index ETF	15,659	—	(21,524)	—	—	(69,267)
Principal EDGE Active Income ETF	1,031,288	2,538,828	5,615,133	—	(369,051)	—
Principal Healthcare Innovators Index ETF	—	—	4,344,350	(905,801)	—	—
Principal International Multi-Factor Index ETF	169,110	—	(120,536)	—	—	(147,524)
Principal Investment Grade Corporate Active ETF	845,301	—	(1,200,305)	—	—	—

Notes to Financial Statements
Principal Exchange-Traded Funds
December 31, 2018 (unaudited)

7. Federal Tax Information (continued)

				Late Year
				Ordinary and
	Undistributed	Undistributed	Unrealized	Post Oct	Other
	Ordinary	Long-Term	Appreciation/	Capital Loss	Temporary	Capital Loss
Fund	Income	Capital Gains	(Depreciation)	Deferrals	Differences*	Carryforward
Principal Millennials Index ETF	$53,354	$—	$1,688,913	$(258,711)	$—	$—
Principal Price Setters Index ETF	62,809	—	227,062	(194,619)	—	—
Principal Shareholder Yield Index ETF	71,481	—	(275,213)	(17,879)	—	—
Principal Spectrum Preferred Securities Active ETF	241,166	—	(2,581,141)	(238,423)	—	—
Principal Sustainable Momentum Index ETF	8,702	—	185,278	—	—	(73,456)
Principal U.S. Mega-Cap Multi-Factor Index ETF	8,493,195	—	(6,533,906)	—	—	(22,621,969)
Principal U.S. Small-Cap Multi-Factor Index ETF	633,577	—	38,529,245	—	—	(10,400,144)

* Represents book-to-tax accounting differences related to defaulted securities.

Capital Loss Carryforwards. As of June 30, 2018, the following Fund had net realized capital loss carryforwards, for U.S. federal income tax purposes, available to be used to offset future realized capital gains:

	No Expiration	No Expiration		Annual
Fund	Short-Term	Long-Term	Total	Limitations*
Principal Contrarian Value Index ETF	$69,267	$—	$69,267	$—
Principal International Multi-Factor Index ETF	147,524	—	147,524	—
Principal Sustainable Momentum Index ETF	73,456	—	73,456	—
Principal U.S. Mega-Cap Multi-Factor Index ETF	22,621,969	—	22,621,969	72,515
Principal U.S. Small-Cap Multi-Factor Index ETF	7,275,696	3,124,448	10,400,144	—

* In accordance with Sections 381-384 of the Internal Revenue Code, a portion of certain Fund’s losses have been subjected to an annual limitation.

Late-Year Losses. A regulated investment company may elect to treat any portion of its qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively.

For the taxable period ended June 30, 2018, the Funds had late-year capital and ordinary losses as follows:

Fund	Late Year Ordinary Loss	Post October Loss Capital Loss
Principal Healthcare Innovators Index ETF	$102,816	$802,985
Principal Millennials Index ETF	—	258,711
Principal Price Setters Index ETF	—	194,619
Principal Shareholder Yield Index ETF	—	17,879
Principal Spectrum Preferred Securities Active ETF	—	238,423

Reclassification of Capital Accounts. The Funds may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Funds. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Funds’ distributions may be shown in the accompanying statement of changes in net assets as from net investment income and net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended June 30, 2018, the Funds recorded reclassifications as follows:

	Accumulated	Accumulated
	Undistributed Net	Net Realized Gain
Fund	Investment Income (Loss)	(Loss) on Investment	Paid In Capital
Principal Active Global Dividend Income ETF	$(134,613)	$134,613	$—
Principal Contrarian Value Index ETF	—	(257,640)	257,640
Principal EDGE Active Income ETF	(55,535)	55,535	—
Principal Healthcare Innovators Index ETF	38,319	(5,217,585)	5,179,266
Principal International Multi-Factor Index ETF	2,200	(2,200)	—
Principal Investment Grade Corporate Active ETF	119	(119)	—
Principal Millennials Index ETF	7,163	(1,270,655)	1,263,492
Principal Price Setters Index ETF	(1)	(2,326,287)	2,326,288
Principal Shareholder Yield Index ETF	—	(1,019,042)	1,019,042
Principal Spectrum Preferred Securities Active ETF	(21,237)	21,237	—
Principal Sustainable Momentum Index ETF	—	(340,895)	340,895
Principal U.S. Mega-Cap Multi-Factor Index ETF	—	(15,127,775)	15,127,775
Principal U.S. Small-Cap Multi-Factor Index ETF	(3)	(36,589,814)	36,589,817

Notes to Financial Statements
Principal Exchange-Traded Funds
December 31, 2018 (unaudited)

7. Federal Tax Information (continued)

Federal Income Tax Basis. As of December 31, 2018, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by each Fund were as follows:

			Net	Cost for
			Unrealized	Federal
	Unrealized	Unrealized	Appreciation	Income Tax
Fund	Appreciation	Depreciation	(Depreciation)	Purposes
Principal Active Global Dividend Income ETF	$30,772,634	$(73,239,295)	$(42,466,661)	$666,860,085
Principal Contrarian Value Index ETF	76,524	(669,796)	(593,272)	3,940,525
Principal EDGE Active Income ETF	8,641,629	(18,268,658)	(9,627,029)	279,857,038
Principal Healthcare Innovators Index ETF	4,339,636	(11,114,588)	(6,774,952)	51,101,956
Principal International Multi-Factor Index ETF	197,287	(1,807,507)	(1,610,220)	14,272,550
Principal Investment Grade Corporate Active ETF	754,811	(5,536,479)	(4,781,668)	221,646,710
Principal Millennials Index ETF	577,560	(2,538,642)	(1,961,082)	16,058,347
Principal Price Setters Index ETF	466,805	(1,758,766)	(1,291,961)	18,418,942
Principal Shareholder Yield Index ETF	154,312	(2,450,570)	(2,296,258)	13,379,312
Principal Spectrum Preferred Securities Active ETF	—	(5,027,270)	(5,027,270)	53,035,637
Principal Sustainable Momentum Index ETF	230,056	(731,907)	(501,851)	5,384,420
Principal U.S. Mega-Cap Multi-Factor Index ETF	60,880,081	(119,429,328)	(58,549,247)	1,479,414,517
Principal U.S. Small-Cap Multi-Factor Index ETF	12,037,242	(43,380,929)	(31,343,687)	344,170,357

8. Subsequent Events

Management has evaluated events or transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements. There were no items requiring adjustment of the financial statements or additional disclosure.

Schedule of Investments

Principal Active Global Dividend Income ETF

December 31, 2018 (unaudited)

COMMON STOCKS — 99.39%	Shares Held	Value	COMMON STOCKS (continued)	Shares Held	Value
Aerospace & Defense — 1.77%			Insurance (continued)
Boeing Co/The	34,515	$11,131,087	Swiss Re AG	103,342	$9,475,207

Airlines — 0.88%					$25,185,365
Alaska Air Group Inc	90,668	5,517,148	Media — 1.10%
Apparel — 2.09%			Walt Disney Co/The	63,000	6,907,950
LVMH Moet Hennessy Louis Vuitton SE	44,504	13,165,732	Metal Fabrication & Hardware — 1.26%
Auto Manufacturers — 3.79%			Norma Group SE	159,952	7,913,381
Nissan Motor Co Ltd	1,078,400	8,661,243	Multi-National — 1.94%
PACCAR Inc	265,426	15,166,441	Banco Latinoamericano de Comercio Exterior
		$23,827,684	SA	705,023	12,196,898
Auto Parts & Equipment — 3.91%			Oil & Gas — 6.23%
Autoliv Inc	91,536	6,428,573	Chevron Corp	141,477	15,391,283
Bridgestone Corp	297,400	11,493,877	Royal Dutch Shell PLC, Class B	473,961	14,136,187
Magna International Inc	146,094	6,631,589	Vermilion Energy Inc	454,962	9,584,462
		$24,554,039			$39,111,932
Banks — 8.85%			Oil & Gas Services — 0.97%
Banco Bilbao Vizcaya Argentaria SA	799,838	4,248,038	Core Laboratories NV	101,988	6,084,604
BNP Paribas SA	179,423	8,115,028
ING Groep NV	833,878	8,990,459	Pharmaceuticals — 8.14%
JPMorgan Chase & Co	157,391	15,364,509	GlaxoSmithKline PLC	189,612	3,603,924
Nordea Bank Abp	700,000	5,890,364	Novo Nordisk A/S, Class B	277,353	12,679,116
PacWest Bancorp	390,689	13,002,130	Pfizer Inc	394,634	17,225,774
			Roche Holding AG	71,134	17,615,236
		$55,610,528
					$51,124,050
Beverages — 4.15%
Ambev SA ADR	3,616,080	14,175,033	Real Estate — 1.80%
Diageo PLC	333,207	11,870,521	Daito Trust Construction Co Ltd	82,400	11,288,135
		$26,045,554	REITs — 1.63%
			Keppel DC REIT	6,700,000	6,636,340
Biotechnology — 1.41%			Omega Healthcare Investors Inc	102,849	3,615,143
CSL Ltd	68,139	8,886,512
					$10,251,483
Chemicals — 5.00%
Albemarle Corp	99,493	7,667,925	Retail — 1.25%
Croda International PLC	140,120	8,367,266	Nordstrom Inc	168,689	7,862,594
Givaudan SA	3,600	8,336,148	Semiconductors — 7.25%
Petronas Chemicals Group Bhd	3,144,900	7,069,842	Lam Research Corp	68,000	9,259,560
		$31,441,181	Microchip Technology Inc	215,687	15,512,209

Commercial Services — 2.73%			Taiwan Semiconductor Manufacturing Co Ltd ADR	562,348	20,756,265
Experian PLC	300,067	7,285,965
Ritchie Bros Auctioneers Inc	301,635	9,869,497			$45,528,034
		$17,155,462	Software — 5.69%
			Broadridge Financial Solutions Inc	87,741	8,445,072
Computers — 2.59%			Microsoft Corp	174,767	17,751,084
Apple Inc	103,000	16,247,220	SAP SE	95,639	9,525,646
Construction Materials — 0.99%					$35,721,802
James Hardie Industries PLC	582,398	6,202,405
			Telecommunications — 3.56%
Diversified Financial Services — 2.14%			BCE Inc	323,374	12,774,363
Deutsche Boerse AG	111,761	13,438,861	Telenor ASA	314,155	6,085,811
Electric — 1.30%			Vodacom Group Ltd	384,105	3,524,021
CLP Holdings Ltd	725,000	8,193,921			$22,384,195

Electronics — 1.74%			Toys, Games & Hobbies — 2.02%
TE Connectivity Ltd	144,250	10,909,627	Hasbro Inc	156,269	12,696,856

Food — 2.84%			Transportation — 1.87%
B&G Foods Inc	91,346	2,640,813	Union Pacific Corp	85,024	11,752,868
BIM Birlesik Magazalar AS	337,745	5,551,973
Danone SA	137,124	9,663,822	TOTAL COMMON STOCKS		$624,393,424
		$17,856,608	Total Investments		$624,393,424
			Other Assets and Liabilities — 0.61%		$3,803,930
Gas — 1.94%
Rubis SCA	226,760	12,179,902	TOTAL NET ASSETS — 100.00%		$628,197,354

Household Products/Wares — 2.55%
Avery Dennison Corp	40,000	3,593,200	Portfolio Summary (unaudited)
Reckitt Benckiser Group PLC	162,139	12,426,606	Country		Percent
		$16,019,806	United States		35.52%
Insurance — 4.01%			Switzerland		8.58%
Beazley PLC	1,266,586	8,128,455	United Kingdom		8.23%
Chubb Ltd	58,691	7,581,703	France		6.86%
			Canada		6.19%

See accompanying notes.

Schedule of Investments
Principal Active Global Dividend Income ETF
December 31, 2018 (unaudited)

Portfolio Summary (unaudited) (continued)
Country	Percent
Japan	5.01%
Germany	4.92%
Netherlands	4.65%
Taiwan	3.30%
Brazil	2.26%
Denmark	2.02%
Panama	1.94%
Australia	1.41%
Hong Kong	1.30%
Malaysia	1.13%
Singapore	1.06%
Ireland	0.99%
Norway	0.97%
Finland	0.94%
Turkey	0.88%
Spain	0.68%
South Africa	0.55%
Other Assets and liabilities	0.61%
TOTAL NET ASSETS	100.00%

See accompanying notes.

     Schedule of Investments Principal Contrarian Value Index ETF

December 31, 2018 (unaudited)

COMMON STOCKS — 99.66%	Shares Held	Value	COMMON STOCKS (continued)	Shares Held	Value

Advertising — 0.20%			Commercial Services (continued)
Interpublic Group of Cos Inc/The	331	$6,829	CoreLogic Inc (a)	168	$5,615
			CoStar Group Inc (a)	22	7,421
Aerospace & Defense — 1.37%
			Deluxe Corp	102	3,921
Curtiss-Wright Corp	54	5,515	Euronet Worldwide Inc (a)	87	8,907
L3 Technologies Inc	85	14,761
Teledyne Technologies Inc (a)	95	19,672	ManpowerGroup Inc	149	9,655
			Quanta Services Inc	738	22,214
United Technologies Corp	57	6,069	WEX Inc (a)	51	7,143
		$46,017
					$89,156
Agriculture — 0.74%
			Computers — 2.19%
Archer-Daniels-Midland Co	611	25,033
			Cognizant Technology Solutions Corp, Class A	89	5,650
Airlines — 0.76%			Conduent Inc (a)	1,342	14,266
JetBlue Airways Corp (a)	1,202	19,304	DXC Technology Co	290	15,419
Southwest Airlines Co	134	6,228	Hewlett Packard Enterprise Co	1,360	17,966

		$25,532	Leidos Holdings Inc	281	14,814
			Lumentum Holdings Inc (a)	126	5,293
Apparel — 2.67%
Columbia Sportswear Co	234	19,677			$73,408
PVH Corp	176	16,359	Construction Materials — 2.36%
Ralph Lauren Corp	242	25,037	Eagle Materials Inc	78	4,760
Skechers U.S.A. Inc, Class A (a)	432	9,889	Fortune Brands Home & Security Inc	120	4,559
Under Armour Inc, Class A (a)	1,052	18,589	Johnson Controls International PLC	689	20,429

		$89,551	Louisiana-Pacific Corp	891	19,798
			Martin Marietta Materials Inc	87	14,953
Auto Manufacturers — 0.43%			Vulcan Materials Co	149	14,721
PACCAR Inc	254	14,514
					$79,220

Auto Parts & Equipment — 0.90%			Distribution/Wholesale — 0.31%
BorgWarner Inc	356	12,368	LKQ Corp (a)	446	10,584
Goodyear Tire & Rubber Co/The	874	17,838

		$30,206	Diversified Financial Services — 1.02%
			Jefferies Financial Group Inc	1,074	18,645
Banks — 6.54%			Legg Mason Inc	477	12,168
Associated Banc-Corp	787	15,575	Stifel Financial Corp	83	3,438
Bank of America Corp	591	14,562
Bank of New York Mellon Corp/The	227	10,685			$34,251
BankUnited Inc	319	9,551	Electric — 0.69%
BB&T Corp	238	10,310	MDU Resources Group Inc	966	23,029
Chemical Financial Corp	232	8,493
			Electronics — 5.28%
Citigroup Inc	252	13,119
			Avnet Inc	597	21,552
Fifth Third Bancorp	392	9,224
			Corning Inc	876	26,464
First Citizens BancShares Inc, Class A	32	12,066
			FLIR Systems Inc	155	6,749
First Hawaiian Inc	191	4,299
			Garmin Ltd	295	18,680
First Horizon National Corp	279	3,672
			Gentex Corp	767	15,501
FNB Corp	1,352	13,304
			Jabil Inc	937	23,228
Hancock Whitney Corp	250	8,662	Keysight Technologies Inc (a)	372	23,094
Huntington Bancshares Inc	339	4,041
			PerkinElmer Inc	233	18,302
JPMorgan Chase & Co	46	4,490
			TE Connectivity Ltd	75	5,672
KeyCorp	251	3,710
			Woodward Inc	246	18,275
Morgan Stanley	231	9,159
PNC Financial Services Group Inc/The	82	9,587			$177,517

Regions Financial Corp	666	8,911	Engineering & Construction — 1.57%
SunTrust Banks Inc	185	9,331	EMCOR Group Inc	231	13,788
UMB Financial Corp	73	4,451	Fluor Corp	450	14,490
Umpqua Holdings Corp	913	14,517	Jacobs Engineering Group Inc	421	24,612
Wells Fargo & Co	91	4,193
Wintrust Financial Corp	63	4,189			$52,890
Zions Bancorp NA	236	9,615	Entertainment — 0.44%

		$219,716	Cinemark Holdings Inc	410	14,678

Biotechnology — 1.58%			Environmental Control — 0.56%
Alexion Pharmaceuticals Inc (a)	148	14,409	Republic Services Inc	260	18,743

Bio-Rad Laboratories Inc, Class A (a)	94	21,829	Food — 2.73%
United Therapeutics Corp (a)	154	16,771	Conagra Brands Inc	212	4,528

		$53,009	Flowers Foods Inc	841	15,533
			Hain Celestial Group Inc/The (a)	726	11,514
Chemicals — 1.46%
			Hormel Foods Corp	235	10,030
Air Products & Chemicals Inc	47	7,522
			Ingredion Inc	56	5,118
Albemarle Corp	75	5,780
			JM Smucker Co/The	201	18,792
Cabot Corp	293	12,582
			Kroger Co/The	284	7,810
Eastman Chemical Co	251	18,351
Univar Inc (a)	268	4,754	Tyson Foods Inc, Class A	342	18,263
					$91,588
		$48,989
			Food Service — 0.16%
Commercial Services — 2.65%
			Aramark	185	5,359
AMERCO	74	24,280

See accompanying notes.

     Schedule of Investments Principal Contrarian Value Index ETF

December 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	COMMON STOCKS (continued)	Shares Held	Value
Forest Products & Paper — 0.15%			Leisure Time — 0.99%
International Paper Co	122	$4,924	Brunswick Corp	311	$14,446
			Carnival Corp	381	18,783
Hand/Machine Tools — 1.38%
Regal Beloit Corp	352	24,658			$33,229
Snap-on Inc	112	16,272	Machinery — Construction & Mining — 0.75%
Stanley Black & Decker Inc	46	5,508	Oshkosh Corp	223	13,672
		$46,438	Terex Corp	420	11,580
Healthcare — Products — 6.12%					$25,252
Abbott Laboratories	290	20,976	Machinery — Diversified — 2.16%
Baxter International Inc	113	7,438	AGCO Corp	385	21,433
Cooper Cos Inc/The	76	19,342	Cummins Inc	44	5,880
Danaher Corp	263	27,120	Dover Corp	95	6,740
DENTSPLY SIRONA Inc	451	16,782	Flowserve Corp	420	15,969
Henry Schein Inc (a)	114	8,951
			Roper Technologies Inc	27	7,196
Hill-Rom Holdings Inc	92	8,146	Wabtec Corp	217	15,244
Hologic Inc (a)	190	7,809
ICU Medical Inc (a)	76	17,452			$72,462
Medtronic PLC	318	28,925	Media — 2.71%
NuVasive Inc (a)	157	7,781
			Comcast Corp, Class A	482	16,412
Patterson Cos Inc	801	15,748	Discovery Inc, Class A (a)	1,047	25,903
Thermo Fisher Scientific Inc	85	19,022	DISH Network Corp, Class A (a)	420	10,487
		$205,492	Liberty Broadband Corp, Class C (a)	61	4,394
			Liberty Media Corp-Liberty Braves, Series C (a)	320	7,965
Healthcare — Services — 4.34%
Anthem Inc	109	28,627	News Corp, Class A	1,567	17,785
Centene Corp (a)	253	29,171	Walt Disney Co/The	74	8,114
Humana Inc	28	8,021			$91,060
Laboratory Corp of America Holdings (a)	147	18,575
			Metal Fabrication & Hardware — 1.04%
Molina Healthcare Inc (a)	105	12,203
			Timken Co/The	582	21,720
Quest Diagnostics Inc	170	14,156	Valmont Industries Inc	118	13,092
Universal Health Services Inc, Class B	223	25,993
WellCare Health Plans Inc (a)	39	9,207			$34,812
		$145,953	Mining — 1.61%
Home Builders — 0.62%			Freeport-McMoRan Inc	390	4,021
DR Horton Inc	604	20,935	Newmont Mining Corp	663	22,973
			Royal Gold Inc	315	26,980
Household Products — 0.57%					$53,974
Edgewell Personal Care Co (a)	511	19,086
			Miscellaneous Manufacture — 4.55%
Insurance — 7.37%			AptarGroup Inc	85	7,996
Alleghany Corp	32	19,946	Carlisle Cos Inc	169	16,988
Arch Capital Group Ltd (a)	180	4,810	Colfax Corp (a)	810	16,929
Assurant Inc	224	20,035	Crane Co	84	6,063
Athene Holding Ltd, Class A (a)	403	16,051
			Eaton Corp PLC	314	21,559
Axis Capital Holdings Ltd	386	19,933	Hexcel Corp	115	6,594
Berkshire Hathaway Inc, Class B (a)	62	12,659
			Ingersoll-Rand PLC	200	18,246
Cincinnati Financial Corp	71	5,497	ITT Inc	347	16,749
CNO Financial Group Inc	864	12,856	Textron Inc	424	19,500
Enstar Group Ltd (a)	65	10,892
			Trinity Industries Inc	1,081	22,258
Hanover Insurance Group Inc/The	53	6,189
Hartford Financial Services Group Inc/The	101	4,489			$152,882
Lincoln National Corp	249	12,776	Oil & Gas — 1.55%
Loews Corp	386	17,571	Continental Resources Inc (a)	160	6,430
MetLife Inc	417	17,122	EOG Resources Inc	75	6,541
MGIC Investment Corp (a)	385	4,027
			Exxon Mobil Corp	335	22,844
Old Republic International Corp	951	19,562	Occidental Petroleum Corp	266	16,327
Radian Group Inc	259	4,237
Travelers Cos Inc/The	38	4,550			$52,142
Unum Group	257	7,551	Oil & Gas Services — 1.18%
White Mountains Insurance Group Ltd	24	20,585	Baker Hughes a GE Co	974	20,941
WR Berkley Corp	83	6,135	National Oilwell Varco Inc	726	18,658
		$247,473			$39,599
Internet — 0.92%			Packaging & Containers — 1.66%
Expedia Group Inc	72	8,111	Ball Corp	185	8,506
Symantec Corp	296	5,593	Bemis Co Inc	175	8,033
TripAdvisor Inc (a)	191	10,302	Graphic Packaging Holding Co	474	5,043
Twitter Inc (a)	243	6,984
			Sonoco Products Co	367	19,499
		$30,990	Westrock Co	387	14,613
Iron & Steel — 1.54%					$55,694
Nucor Corp	387	20,051	Pharmaceuticals — 2.91%
Reliance Steel & Aluminum Co	284	20,212	Cardinal Health Inc	365	16,279
Steel Dynamics Inc	377	11,325	Cigna Corp	39	7,407
		$51,588	CVS Health Corp	376	24,636

See accompanying notes.

     Schedule of Investments Principal Contrarian Value Index ETF

December 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	COMMON STOCKS (continued)	Shares Held	Value
Pharmaceuticals (continued)			Transportation (continued)
Jazz Pharmaceuticals PLC (a)	121	$14,999	XPO Logistics Inc (a)	177	$10,096
McKesson Corp	118	13,035			$103,285
Pfizer Inc	489	21,345
		$97,701	TOTAL COMMON STOCKS		$3,347,253
REITs — 4.54%			Total Investments		$3,347,253
American Campus Communities Inc	146	6,043	Other Assets and Liabilities — 0.34%		$11,414
American Homes 4 Rent, Class A	993	19,711	TOTAL NET ASSETS — 100.00%		$3,358,667
Apple Hospitality REIT Inc	761	10,852
Cousins Properties Inc	1,549	12,237	(a) Non-income producing security
Equity Commonwealth	702	21,067
Hudson Pacific Properties Inc	409	11,886
Invitation Homes Inc	594	11,928	Portfolio Summary (unaudited)
Kimco Realty Corp	856	12,540	Sector		Percent
Omega Healthcare Investors Inc	212	7,452	Industrial		25.76%
Senior Housing Properties Trust	845	9,903	Consumer, Non-cyclical		21.65%
SL Green Realty Corp	55	4,349	Financial		20.59%
Sunstone Hotel Investors Inc	368	4,788	Consumer, Cyclical		9.43%
VEREIT Inc	2,780	19,877	Technology		7.80%
		$152,633	Communications		6.26%
Retail — 2.15%			Basic Materials		4.75%
CarMax Inc (a)	123	7,716	Energy		2.73%
Casey’s General Stores Inc	66	8,457	Utilities		0.69%
Genuine Parts Co	83	7,970	Other Assets and Liabilities		0.34%
Target Corp	231	15,267	TOTAL NET ASSETS		100.00%
Walgreens Boots Alliance Inc	258	17,629
Walmart Inc	82	7,638
Williams-Sonoma Inc	147	7,416
		$72,093
Savings & Loans — 1.12%
Investors Bancorp Inc	959	9,973
New York Community Bancorp Inc	1,412	13,287
People’s United Financial Inc	993	14,329
		$37,589
Semiconductors — 3.48%
Analog Devices Inc	193	16,565
Cypress Semiconductor Corp	996	12,669
Intel Corp	354	16,613
Marvell Technology Group Ltd	1,098	17,777
MKS Instruments Inc	158	10,208
ON Semiconductor Corp (a)	731	12,069
Qorvo Inc (a)	315	19,130
QUALCOMM Inc	118	6,715
Teradyne Inc	160	5,021
		$116,767
Software — 2.14%
Akamai Technologies Inc (a)	258	15,759
Fidelity National Information Services Inc	181	18,561
j2 Global Inc	103	7,146
Oracle Corp	152	6,863
SS&C Technologies Holdings Inc	351	15,834
Synopsys Inc (a)	91	7,666
		$71,829
Telecommunications — 2.43%
AT&T Inc	697	19,893
Cisco Systems Inc	389	16,855
Juniper Networks Inc	989	26,614
LogMeIn Inc	223	18,190
		$81,552
Transportation — 3.07%
CSX Corp	329	20,441
FedEx Corp	31	5,001
Kansas City Southern	246	23,481
Norfolk Southern Corp	183	27,366
Ryder System Inc	351	16,900

See accompanying notes.

     Schedule of Investments Principal EDGE Active Income ETF

December 31, 2018 (unaudited)

COMMON STOCKS — 19.22%	Shares Held	Value	COMMON STOCKS (continued)	Shares Held	Value
Banks — 4.82%			Semiconductors — 0.36%
Bank of Hawaii Corp	21,255	$1,430,887	Microchip Technology Inc	14,059	$1,011,123
Bank of Nova Scotia/The	31,780	1,584,868
Columbia Banking System Inc	45,092	1,636,389	Telecommunications — 0.49%
Cullen / Frost Bankers Inc	18,390	1,617,216	BCE Inc	34,531	1,365,010
East West Bancorp Inc	31,344	1,364,404	Toys, Games & Hobbies — 0.35%
JPMorgan Chase & Co	17,077	1,667,057	Hasbro Inc	12,082	981,663
PacWest Bancorp	32,842	1,092,982
US Bancorp	34,346	1,569,612	TOTAL COMMON STOCKS		$53,882,817
Washington Trust Bancorp Inc	32,681	1,553,328	PREFERRED STOCKS — 4.90%	Shares Held	Value
		$13,516,743	Banks — 1.65%
Chemicals — 0.28%			Bank of America Corp; Series K
DowDuPont Inc	14,714	786,905	(3-month USD LIBOR + 1.33%),
			6.45%, 01/30/2019	15,000	378,000
Computers — 0.39%
			Bank of America Corp; Series EE
Apple Inc	6,904	1,089,037	6.00%, 04/25/2021 (c)	10,000	250,500
Diversified Financial Services — 0.68%			Bank of America Corp; Series Y
BGC Partners Inc, Class A	174,246	900,852	6.50%, 01/27/2020 (c)	20,000	507,600
BlackRock Inc	2,533	995,013	Goldman Sachs Group Inc/The; Series B
			6.20%, 01/30/2019 (c)	7,500	191,250
		$1,895,865
			Goldman Sachs Group Inc/The; Series N
Electric — 2.20%			6.30%, 05/10/2021 (c)	30,000	760,800
ALLETE Inc	18,784	1,431,717	JPMorgan Chase & Co; Series BB
Eversource Energy	10,455	679,993	6.15%, 09/01/2020 (c)	25,000	644,500
GenOn Energy Inc (a),(b)	8,401	1,176,123
			Morgan Stanley; Series I
WEC Energy Group Inc	21,097	1,461,178	(3-month USD LIBOR + 3.71%),
Xcel Energy Inc	28,816	1,419,764	6.38%, 10/15/2024 (c),(d)	25,000	630,750
		$6,168,775	Morgan Stanley; Series E
Electronics — 0.23%			(3-month USD LIBOR + 4.32%),
			7.13%, 10/15/2023 (c),(d)	35,000	922,950
Garmin Ltd	10,425	660,111
			Wells Fargo & Co; Series Y
Food — 0.59%			5.63%, 06/15/2022 (c)	15,000	352,500
B&G Foods Inc	36,981	1,069,121
Kraft Heinz Co/The	13,571	584,096			$4,638,850
		$1,653,217	Electric — 0.66%
			Duke Energy Corp
Healthcare — Products — 0.80%			5.13%, 01/15/2073	16,000	363,200
Abbott Laboratories	17,113	1,237,783	Entergy Louisiana LLC
Medtronic PLC	11,054	1,005,472	4.88%, 09/01/2021	25,000	576,500
		$2,243,255	Entergy Mississippi Inc
Housewares — 0.07%			4.90%, 10/01//2026	25,000	555,250
Tupperware Brands Corp	6,060	191,314	NextEra Energy Capital Holdings Inc; Series I
			5.13%, 11/15/2072	16,000	358,240
Machinery — Diversified — 0.27%					$1,853,190
Deere & Co	5,024	749,430
			Hand/Machine Tools — 0.21%
Oil & Gas — 2.42%			Stanley Black & Decker Inc
Chevron Corp	12,597	1,370,428	5.75%, 07/25/2052	25,000	592,750
Exxon Mobil Corp	19,826	1,351,935
HollyFrontier Corp	24,834	1,269,514	Insurance — 0.17%
Marathon Petroleum Corp	22,450	1,324,774	Prudential Financial Inc
Occidental Petroleum Corp	23,829	1,462,624	5.75%, 12/15/2052	20,000	474,800
		$6,779,275	REITs — 2.11%
Pharmaceuticals — 1.78%			Boston Properties Inc
			5.25%, 01/31/2019 (c)	20,000	457,000
Johnson & Johnson	11,440	1,476,332
Merck & Co Inc	23,105	1,765,453	Digital Realty Trust Inc; Series H
			7.38%, 03/26/2019 (c)	55,000	1,386,550
Pfizer Inc	40,384	1,762,762
			Kimco Realty Corp; Series L
		$5,004,547	5.13%, 08/16/2022 (c)	5,000	98,550
Pipelines — 0.93%			Kimco Realty Corp; Series I
EnLink Midstream LLC	86,842	824,130	6.00%, 01/31/2019 (c)	15,000	359,850
Plains GP Holdings LP, Class A (a)	26,628	535,223	PS Business Parks Inc; Series W
Targa Resources Corp	34,788	1,253,064	5.20%, 10/20/2021 (c)	39,618	819,696
		$2,612,417	PS Business Parks Inc; Series Y
			5.20%, 12/07/2022 (c)	10,000	205,500
Real Estate — 0.15%			Public Storage; Series E
Newmark Group Inc	53,470	428,829	4.90%, 10/14/2021 (c)	15,000	309,300
REITs — 2.41%			Public Storage; Series Y
Annaly Capital Management Inc	55,325	543,292	6.38%, 03/17/2019 (c)	35,000	878,850
Digital Realty Trust Inc	14,838	1,580,989	Ventas Realty LP / Ventas Capital Corp
EPR Properties	24,690	1,580,901	5.45%, 03/15/2043	15,000	363,000
Medical Properties Trust Inc	108,180	1,739,534	Vornado Realty Trust; Series M
Omega Healthcare Investors Inc	37,001	1,300,585	5.25%, 12/13/2022 (c)	50,000	1,027,500
		$6,745,301			$5,905,796

See accompanying notes.

Schedule of Investments
Principal EDGE Active Income ETF
December 31, 2018 (unaudited)

				Principal
PREFERRED STOCKS (continued)	Shares Held	Value	BONDS (continued)	Amount	Value
Telecommunications — 0.10%			Food — 1.39%
Qwest Corp			B&G Foods Inc
6.13%, 06/01/2053	15,000	$270,000	4.63%, 06/01/2021	$2,000,000	$1,950,000
			JBS USA LUX SA / JBS USA Finance Inc
TOTAL PREFERRED STOCKS		$13,735,386	5.75%, 06/15/2025 (e)	1,000,000	955,000
			7.25%, 06/01/2021 (e)	1,000,000	1,005,000
	Principal
BONDS — 72.27%	Amount	Value			$3,910,000
Auto Parts & Equipment — 1.76%			Healthcare — Products — 1.93%
Titan International Inc			Hologic Inc
6.50%, 11/30/2023	$5,500,000	$4,922,500	4.63%, 02/01/2028 (e)	6,000,000	5,400,000

Banks — 1.78%			Healthcare — Services — 5.29%
Citigroup Inc			Encompass Health Corp
6.68%, 09/13/2043	1,000,000	1,179,680	5.75%, 09/15/2025	3,000,000	2,925,000
JPMorgan Chase & Co			HCA Inc
(3-month USD LIBOR + 3.25%),			5.63%, 09/01/2028	3,000,000	2,895,000
5.15%, 12/29/2049 (c),(d)	4,000,000	3,810,400	5.88%, 05/01/2023	2,000,000	2,025,000
		$4,990,080	Surgery Center Holdings Inc
			6.75%, 07/01/2025 (e)	3,500,000	2,975,000
Chemicals — 3.06%			Tenet Healthcare Corp
Kraton Polymers LLC / Kraton Polymers Capital			8.13%, 04/01/2022	4,000,000	4,010,000
Corp
7.00%, 04/15/2025 (e)	4,000,000	3,680,000			$14,830,000
OCI NV			Home Builders — 2.03%
6.63%, 04/15/2023 (e)	5,000,000	4,912,500	KB Home
		$8,592,500	7.50%, 09/15/2022	2,000,000	2,055,000
			PulteGroup Inc
Commercial Services — 1.03%			6.38%, 05/15/2033	4,000,000	3,650,000
Avis Budget Car Rental LLC / Avis Budget
Finance Inc					$5,705,000
5.50%, 04/01/2023	3,000,000	2,895,000	Insurance — 1.35%
			MetLife Inc
Computers — 1.07%			9.25%, 04/08/2038 (e)	3,000,000	3,780,000
Dell International LLC / EMC Corp
6.02%, 06/15/2026 (e)	3,000,000	3,013,565	Internet — 0.35%
			VeriSign Inc

Diversified Financial Services — 1.07%			5.25%, 04/01/2025	1,000,000	990,000
Jefferies Group LLC
6.25%, 01/15/2036	3,000,000	3,008,088	Iron & Steel — 1.85%
			Allegheny Technologies Inc

			7.88%, 08/15/2023	3,000,000	3,060,000
Electric — 4.87%
Emera Inc
(3-month USD LIBOR + 5.44%),			ArcelorMittal
6.75%, 06/15/2076 (d)	3,000,000	3,005,760	6.25%, 02/25/2022	2,000,000	2,114,000
GenOn Energy Inc					$5,174,000
0.00%, 10/15/2020 (a),(g)	3,100,000	—	Lodging — 1.08%
GenOn Energy Inc / NRG Americas Inc			Boyd Gaming Corp
(3-month USD LIBOR + 6.50%),			6.88%, 05/15/2023	3,000,000	3,030,000
9.39%, 12/01/2023	672,070	658,627
NRG Energy Inc			Media — 5.95%
6.25%, 05/01/2024	2,000,000	2,030,000	CCO Holdings LLC / CCO Holdings Capital Corp
			5.13%, 05/01/2027 (e)	1,000,000	931,400
PPL Capital Funding Inc,
(3-month USD LIBOR + 2.67%),			5.75%, 01/15/2024	2,000,000	1,980,000
5.47%, 03/30/2067	4,000,000	3,460,000	CSC Holdings LLC
Talen Energy Supply LLC			6.75%, 11/15/2021	3,000,000	3,075,000
4.60%, 12/15/2021	5,000,000	4,500,000	DISH DBS Corp
			5.88%, 11/15/2024	4,000,000	3,220,000
		$13,654,387	Sirius XM Radio Inc
Engineering & Construction — 0.76%			5.38%, 04/15/2025 (e)	4,000,000	3,790,000
Engility Corp			Viacom Inc
8.88%, 09/01/2024	2,000,000	2,135,000	(3-month USD LIBOR + 3.90%),
			5.88%, 02/28/2057 (d)	2,000,000	1,814,985
Entertainment — 0.61%
			(3-month USD LIBOR + 3.90%),
AMC Entertainment Holdings Inc			6.25%, 02/28/2057 (d)	2,000,000	1,864,298
6.13%, 05/15/2027	2,000,000	1,710,000
					$16,675,683
Environmental Control — 5.04%
Advanced Disposal Services Inc			Mining — 1.32%
5.63%, 11/15/2024 (e)	4,000,000	3,910,000	Freeport-McMoRan Inc
Covanta Holding Corp			3.88%, 03/15/2023	4,000,000	3,700,000
5.88%, 03/01/2024	5,000,000	4,700,000	Mortgage Backed Securities — 6.94%
5.88%, 07/01/2025	2,000,000	1,840,000	Citigroup Commercial Mortgage Trust 2015-GC29
Waste Pro USA Inc			4.14%, 04/10/2048 (f)	750,000	737,560
5.50%, 02/15/2026 (e)	4,000,000	3,680,000	COMM 2014-UBS3 Mortgage Trust
		$14,130,000	4.78%, 06/10/2047 (f)	2,000,000	1,984,914

See accompanying notes.

     Schedule of Investments Principal EDGE Active Income ETF

December 31, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount	Value	BONDS (continued)	Amount	Value
Mortgage Backed Securities (continued)			Pipelines — 3.81%
COMM 2015-CCRE22 Mortgage Trust			EnLink Midstream Partners LP
4.12%, 03/10/2048 (f)	$500,000	$485,826	4.15%, 06/01/2025	$5,000,000	$4,507,686
GS Mortgage Securities Trust 2013-GC13			4.85%, 07/15/2026	750,000	676,325
4.08%, 07/10/2046 (e),(f)	500,000	494,415	NGPL PipeCo LLC
GS Mortgage Securities Trust 2013-GCJ12			4.88%, 08/15/2027 (e)	2,000,000	1,885,000
4.18%, 06/10/2046 (f)	2,000,000	1,956,241	Transcanada Trust
GS Mortgage Securities Trust 2014-GC20			(3-month USD LIBOR + 3.53%),
4.97%, 04/10/2047 (f)	2,000,000	1,991,340	5.63%, 05/20/2075 (d)	4,000,000	3,605,000
GS Mortgage Securities Trust 2014-GC24					$10,674,011
4.53%, 09/10/2047 (f)	500,000	491,059
GS Mortgage Securities Trust 2015-GC32			REITs — 1.64%
4.41%, 07/10/2048 (f)	1,241,000	1,226,636	CBL & Associates LP
JP Morgan Chase Commercial Mortgage			5.95%, 12/15/2026	6,000,000	4,590,000
Securities Trust 2012-LC9			Storage/Warehousing — 1.05%
4.37%, 12/15/2047 (e),(f)	1,750,000	1,623,618	Mobile Mini Inc
JP Morgan Chase Commercial Mortgage			5.88%, 07/01/2024	3,000,000	2,940,000
Securities Trust 2015-JP1
4.24%, 01/15/2049 (e),(f)	1,000,000	905,048	Telecommunications — 2.91%
			Sprint Corp
JPMBB Commercial Mortgage Securities Trust			7.88%, 09/15/2023	4,000,000	4,105,000
2014-C19			T-Mobile USA Inc
4.66%, 04/15/2047 (f)	2,000,000	1,989,580
			6.38%, 03/01/2025	4,000,000	4,040,000
Wells Fargo Commercial Mortgage Trust
2014-LC16					$8,145,000
4.46%, 08/15/2050	1,000,000	986,079	Transportation — 1.06%
Wells Fargo Commercial Mortgage Trust			XPO Logistics Inc
2015-C26			6.50%, 06/15/2022 (e)	3,000,000	2,973,750
3.59%, 02/15/2048 (e)	1,425,000	1,225,682
Wells Fargo Commercial Mortgage Trust			TOTAL BONDS	$202,611,806
2015-SG1			Total Investments	$270,230,009
4.47%, 09/15/2048 (f)	1,600,000	1,555,208	Other Assets and Liabilities — 3.61%		$10,110,799
WFRBS Commercial Mortgage Trust 2013-C14
3.98%, 06/15/2046 (e),(f)	500,000	453,459	TOTAL NET ASSETS — 100.00%	$280,340,808
WFRBS Commercial Mortgage Trust 2014-C22
			(a) Non-income producing security
3.76%, 09/15/2057 (f)	1,000,000	947,504
3.90%, 09/15/2057 (e),(f)	500,000	399,131	(b) The value of these investments was determined using significant
		$19,453,300	unobservable inputs.
			(c) Perpetual security. Perpetual securities pay an indefinite stream of interest,
Office & Business Equipment — 0.70%
CDW LLC / CDW Finance Corp			but they may be called by the issuer at an earlier date. Date shown, if any,
5.50%, 12/01/2024	2,000,000	1,975,000	reflects the next call date or final legal maturity date. Rate shown is as of
			period end.
Oil & Gas — 5.60%
			(d) Rate shown is as of period end. The rate may be a variable or floating rate
Gulfport Energy Corp
6.38%, 01/15/2026	6,000,000	5,190,000	or a fixed rate which may convert to a variable or floating rate in the future.
Nabors Industries Inc			(e) Security exempt from registration under Rule 144A of the Securities Act of
5.50%, 01/15/2023	2,000,000	1,587,442	1933. These securities may be resold in transactions exempt from
Rowan Cos Inc			registration, normally to qualified institutional buyers. At the end of the
4.75%, 01/15/2024	3,000,000	2,265,000	period, the value of these securities totaled $58,400,068 or 20.83% of net assets.
4.88%, 06/01/2022	2,000,000	1,650,000
W&T Offshore Inc
9.75%, 11/01/2023 (e)	3,000,000	2,625,000	(f) Certain variable rate securities are not based on a published reference rate
Whiting Petroleum Corp			and spread but are determined by the issuer or agent and are based on
5.75%, 03/15/2021	2,500,000	2,375,000	current market conditions. These securities do not indicate a reference rate
		$15,692,442	and spread in their description. Rate shown is the rate in effect as of period
Oil & Gas Services — 2.19%			end.
Archrock Partners LP / Archrock Partners Finance			(g) Security is defaulted.
Corp
6.00%, 04/01/2021	2,000,000	1,920,000	Portfolio Summary (unaudited)
6.00%, 10/01/2022	2,000,000	1,880,000	Sector		Percent
Weatherford International Ltd
4.50%, 04/15/2022	4,000,000	2,340,000	Financial		17.83%
			Energy		14.94%
		$6,140,000	Consumer, Non-cyclical		14.57%
Packaging & Containers — 1.02%			Communications		9.79%
Reynolds Group Issuer Inc / Reynolds Group			Industrial		8.60%
Issuer LLC / Reynolds Group Issuer			Utilities		7.73%
(Luxembourg) S.A.			Consumer, Cyclical		6.95%
5.13%, 07/15/2023 (e)	3,000,000	2,857,500	Mortgage Securities		6.94%
			Basic Materials		6.51%
Pharmaceuticals — 1.76%			Technology		2.53%
HLF Financing Sarl LLC / Herbalife International			Other Assets and Liabilities		3.61%
Inc
7.25%, 08/15/2026 (e)	5,000,000	4,925,000	TOTAL NET ASSETS		100.00%

See accompanying notes.

     Schedule of Investments Principal Healthcare Innovators Index ETF

December 31, 2018 (unaudited)

COMMON STOCKS — 99.78%	Shares Held	Value	COMMON STOCKS (continued)	Shares Held	Value
Biotechnology — 44.66%			Biotechnology (continued)
Abeona Therapeutics Inc (a)	5,781	$41,276	Seattle Genetics Inc (a)	22,987	$1,302,443
ACADIA Pharmaceuticals Inc (a)	17,938	290,057	Solid Biosciences Inc (a)	5,084	136,251
Acceleron Pharma Inc (a)	6,602	287,517	Spark Therapeutics Inc (a)	5,392	211,043
Achillion Pharmaceuticals Inc (a)	19,886	31,619	Spectrum Pharmaceuticals Inc (a)	15,205	133,044
Acorda Therapeutics Inc (a)	6,813	106,147	Stemline Therapeutics Inc (a)	4,335	41,182
Adverum Biotechnologies Inc (a)	8,921	28,101	Theravance Biopharma Inc (a)	7,907	202,340
Agenus Inc (a)	12,467	29,671	Ultragenyx Pharmaceutical Inc (a)	7,201	313,099
Alder Biopharmaceuticals Inc (a)	9,791	100,358	Unum Therapeutics Inc (a)	4,286	18,858
Alnylam Pharmaceuticals Inc (a)	14,580	1,063,028	Verastem Inc (a)	10,560	35,482
AMAG Pharmaceuticals Inc (a)	4,947	75,145	Vericel Corp (a)	5,229	90,985
Amicus Therapeutics Inc (a)	27,140	260,001	Viking Therapeutics Inc (a)	7,309	55,914
AnaptysBio Inc (a)	3,449	220,012	ZIOPHARM Oncology Inc (a)	18,918	35,377
Arena Pharmaceuticals Inc (a)	7,082	275,844
					$19,842,157
ArQule Inc (a)	15,615	43,254
Arrowhead Pharmaceuticals Inc (a)	12,631	156,877	Energy-Alternate Sources — 0.06%
Assembly Biosciences Inc (a)	2,906	65,734	Amyris Inc (a)	7,227	24,138
Atara Biotherapeutics Inc (a)	6,507	226,053	Healthcare — Products—19.18%
Audentes Therapeutics Inc (a)	5,357	114,211	Accelerate Diagnostics Inc (a)	7,350	84,525
AVEO Pharmaceuticals Inc (a)	16,976	27,162	AtriCure Inc (a)	4,749	145,319
Avrobio Inc (a)	3,434	57,176	AxoGen Inc (a)	4,959	101,312
Axovant Sciences Ltd (a)	17,518	17,448	BioLife Solutions Inc (a)	2,362	28,415
BioCryst Pharmaceuticals Inc (a)	15,696	126,667	Cardiovascular Systems Inc (a)	4,689	133,590
Biohaven Pharmaceutical Holding Co Ltd (a)	5,540	204,869	CareDx Inc (a)	5,215	131,105
BioMarin Pharmaceutical Inc (a)	18,592	1,583,109	Cerus Corp (a)	19,202	97,354
Bluebird Bio Inc (a)	7,820	775,744	Cutera Inc (a)	1,985	33,785
Blueprint Medicines Corp (a)	6,298	339,525	DENTSPLY SIRONA Inc	32,193	1,197,901
Cara Therapeutics Inc (a)	5,638	73,294	Endologix Inc (a)	11,740	8,406
CRISPR Therapeutics AG (a)	6,829	195,105	Genomic Health Inc (a)	5,145	331,389
Cymabay Therapeutics Inc (a)	6,278	49,408	Glaukos Corp (a)	4,941	277,536
CytomX Therapeutics Inc (a)	6,452	97,425	Haemonetics Corp (a)	7,492	749,575
Deciphera Pharmaceuticals Inc (a)	5,404	113,430	Inspire Medical Systems Inc (a)	3,064	129,454
Denali Therapeutics Inc (a)	13,550	279,943	Insulet Corp (a)	8,289	657,483
Dicerna Pharmaceuticals Inc (a)	7,598	81,223	Intersect ENT Inc (a)	4,065	114,552
Dynavax Technologies Corp (a)	5,524	50,545	Invacare Corp	4,715	20,274
Editas Medicine Inc (a)	6,841	155,633	iRhythm Technologies Inc (a)	3,262	226,644
Epizyme Inc (a)	9,973	61,434	Natus Medical Inc (a)	4,758	161,915
Esperion Therapeutics Inc (a)	3,846	176,916	Nevro Corp (a)	4,064	158,049
Exact Sciences Corp (a)	14,166	893,875	Novocure Ltd (a)	13,331	446,322
Fate Therapeutics Inc (a)	7,572	97,149	OPKO Health Inc (a)	80,324	241,775
FibroGen Inc (a)	12,241	566,513	Quidel Corp (a)	4,639	226,476
Five Prime Therapeutics Inc (a)	5,106	47,486	Sientra Inc (a)	4,080	51,857
Geron Corp (a)	26,348	26,348	STAAR Surgical Co (a)	6,013	191,875
GlycoMimetics Inc (a)	6,178	58,506	Surmodics Inc (a)	1,916	90,550
GTx Inc (a)	3,450	2,691	Tandem Diabetes Care Inc (a)	8,211	311,772
Halozyme Therapeutics Inc (a)	20,707	302,943	Teleflex Inc	6,627	1,712,947
ImmunoGen Inc (a)	21,384	102,643	ViewRay Inc (a)	9,708	58,927
Immunomedics Inc (a)	27,125	387,074	Wright Medical Group NV (a)	14,739	401,196
Incyte Corp (a)	26,096	1,659,445
Inovio Pharmaceuticals Inc (a)	13,129	52,516			$8,522,280
Insmed Inc (a)	11,055	145,042	Healthcare — Services — 6.47%
Intercept Pharmaceuticals Inc (a)	4,243	427,652	Brookdale Senior Living Inc (a)	26,662	178,636
Intrexon Corp (a)	16,956	110,892	Capital Senior Living Corp (a)	4,295	29,206
Ionis Pharmaceuticals Inc (a)	19,881	1,074,767	Community Health Systems Inc (a)	16,306	45,983
Iovance Biotherapeutics Inc (a)	13,717	121,395	Evolus Inc (a)	3,828	45,553
Karyopharm Therapeutics Inc (a)	8,691	81,435	Invitae Corp (a)	7,706	85,228
Lexicon Pharmaceuticals Inc (a)	15,193	100,881	Molina Healthcare Inc (a)	8,260	959,977
Loxo Oncology Inc (a)	4,419	618,969	Natera Inc (a)	8,746	122,094
MacroGenics Inc (a)	6,061	76,975	R1 RCM Inc (a)	15,782	125,467
Medicines Co/The (a)	10,588	202,654	Surgery Partners Inc (a)	7,004	68,569
NeoGenomics Inc (a)	11,715	147,726	Syneos Health Inc (a)	14,925	587,299
Novavax Inc (a)	54,900	101,016	Teladoc Health Inc (a)	6,558	325,080
Omeros Corp (a)	6,968	77,623	Tenet Healthcare Corp (a)	14,250	244,245
Pacific Biosciences of California Inc (a)	18,933	140,104	Triple-S Management Corp, Class B (a)	3,192	55,509
Pieris Pharmaceuticals Inc (a)	7,728	20,556
					$2,872,846
Prothena Corp PLC (a)	5,717	58,885
PTC Therapeutics Inc (a)	7,213	247,550	Pharmaceuticals — 28.87%
			Achaogen Inc (a)	6,487	7,979
Puma Biotechnology Inc (a)	5,457	111,050
			Aclaris Therapeutics Inc (a)	4,445	32,848
Radius Health Inc (a)	6,525	107,597
			Adamas Pharmaceuticals Inc (a)	3,902	33,323
REGENXBIO Inc (a)	5,082	213,190
			Aerie Pharmaceuticals Inc (a)	6,489	234,253
Retrophin Inc (a)	5,802	131,299
			Agios Pharmaceuticals Inc (a)	8,321	383,681
Rigel Pharmaceuticals Inc (a)	23,883	54,931
			Aimmune Therapeutics Inc (a)	8,392	200,737
Sage Therapeutics Inc (a)	6,768	648,307
			Akebia Therapeutics Inc (a)	8,186	45,269
Sangamo Therapeutics Inc (a)	14,590	167,493
			Akorn Inc (a)	18,001	61,023

See accompanying notes.

     Schedule of Investments Principal Healthcare Innovators Index ETF

December 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	Portfolio Summary (unaudited)
Pharmaceuticals (continued)			Sector	Percent
Alkermes PLC (a)	22,519	$664,536
			Consumer, Non-cyclical	99.18%
Amneal Pharmaceuticals Inc (a)	16,485	223,042
			Technology	0.41%
Apellis Pharmaceuticals Inc (a)	8,061	106,325
			Consumer, Cyclical	0.13%
Array BioPharma Inc (a)	30,500	434,625
			Energy	0.06%
Assertio Therapeutics Inc (a)	9,172	33,111
			Other Assets and Liabilities	0.22%
Athenex Inc (a)	9,520	120,809
Bellicum Pharmaceuticals Inc (a)	6,221	18,165	TOTAL NET ASSETS	100.00%
Clovis Oncology Inc (a)	7,555	135,688
Coherus Biosciences Inc (a)	9,732	88,075
Collegium Pharmaceutical Inc (a)	4,767	81,849
Corbus Pharmaceuticals Holdings Inc (a)	8,209	47,941
Dermira Inc (a)	6,031	43,363
DexCom Inc (a)	12,276	1,470,665
Dova Pharmaceuticals Inc (a)	4,047	30,676
Endo International PLC (a)	32,132	234,564
Flexion Therapeutics Inc (a)	5,427	61,434
G1 Therapeutics Inc (a)	4,793	91,786
Global Blood Therapeutics Inc (a)	7,470	306,643
Heron Therapeutics Inc (a)	5,261	136,470
Horizon Pharma PLC (a)	23,910	467,201
Insys Therapeutics Inc (a)	10,653	37,285
Intellia Therapeutics Inc (a)	6,199	84,616
Intra-Cellular Therapies Inc (a)	7,851	89,423
Ironwood Pharmaceuticals Inc (a)	19,972	206,910
Kala Pharmaceuticals Inc (a)	3,528	17,252
Kura Oncology Inc (a)	5,450	76,518
La Jolla Pharmaceutical Co (a)	2,619	24,697
Madrigal Pharmaceuticals Inc (a)	2,042	230,174
MannKind Corp (a)	21,953	23,270
Marinus Pharmaceuticals Inc (a)	5,815	16,689
Mirati Therapeutics Inc (a)	4,153	176,170
Momenta Pharmaceuticals Inc (a)	11,238	124,067
MyoKardia Inc (a)	5,756	281,238
Nektar Therapeutics (a)	24,988	821,355
Neurocrine Biosciences Inc (a)	13,105	935,828
Ocular Therapeutix Inc (a)	4,169	16,593
Optinose Inc (a)	5,915	36,673
Pacira Pharmaceuticals Inc (a)	5,878	252,872
Paratek Pharmaceuticals Inc (a)	4,553	23,357
Portola Pharmaceuticals Inc (a)	9,483	185,108
Progenics Pharmaceuticals Inc (a)	12,118	50,896
Reata Pharmaceuticals Inc, Class A (a)	3,406	191,077
Revance Therapeutics Inc (a)	5,301	106,709
Rhythm Pharmaceuticals Inc (a)	4,904	131,819
Rocket Pharmaceuticals Inc (a)	5,654	83,792
Sarepta Therapeutics Inc (a)	9,623	1,050,158
Senseonics Holdings Inc (a)	25,259	65,421
Sorrento Therapeutics Inc (a)	12,547	30,113
Synergy Pharmaceuticals Inc (a)	35,585	4,053
TESARO Inc (a)	7,965	591,401
TG Therapeutics Inc (a)	7,797	31,968
TherapeuticsMD Inc (a)	33,780	128,702
uniQure NV (a)	5,330	153,611
Vanda Pharmaceuticals Inc (a)	7,516	196,393
Vital Therapies Inc (a)	6,080	1,133
Voyager Therapeutics Inc (a)	4,655	43,757
Xencor Inc (a)	8,011	289,678
Zogenix Inc (a)	6,002	218,833
		$12,825,690
Retail — 0.13%
PetIQ Inc (a)	2,419	56,774

Software — 0.41%
Tabula Rasa HealthCare Inc (a)	2,872	183,119

TOTAL COMMON STOCKS		$44,327,004
Total Investments		$44,327,004
Other Assets and Liabilities — 0.22%			$99,479
TOTAL NET ASSETS — 100.00%		$44,426,483

(a) Non-income Producing Security

See accompanying notes.

Schedule of Investments

Principal International Multi-Factor Index ETF

December 31, 2018 (unaudited)

COMMON STOCKS — 99.24%	Shares Held	Value	COMMON STOCKS (continued)	Shares Held	Value
Advertising — 0.60%			Beverages (continued)
Dentsu Inc	800	$35,801	Coca-Cola Amatil Ltd	2,381	$13,735
Hakuhodo DY Holdings Inc	400	5,748	Coca-Cola HBC AG	799	24,971
Publicis Groupe SA	594	34,083	Davide Campari-Milano SpA	1,325	11,211
		$75,632	Diageo PLC	5,659	201,602
			Fevertree Drinks PLC	328	9,193
Aerospace & Defense — 1.02%			Kirin Holdings Co Ltd	1,800	37,748
CAE Inc	300	5,514	Pernod Ricard SA	798	131,021
Meggitt PLC	2,378	14,276	Royal Unibrew A/S	188	12,954
MTU Aero Engines AG	70	12,704	Suntory Beverage & Food Ltd	400	18,101
Safran SA	809	97,696
					$568,041
		$130,190
			Biotechnology — 1.03%
Agriculture — 0.86%			CSL Ltd	940	122,592
British American Tobacco PLC	2,757	87,852	Swedish Orphan Biovitrum AB (a)	364	7,927
Swedish Match AB	558	21,979
					$130,519
		$109,831
			Chemicals — 2.20%
Airlines — 0.55%			Arkema SA	231	19,839
International Consolidated Airlines Group SA	5,490	43,245	Asahi Kasei Corp	2,000	20,619
Qantas Airways Ltd	6,558	26,745	Covestro AG (b)	447	22,115
		$69,990	Croda International PLC	416	24,841
Apparel — 2.81%			Koninklijke DSM NV	426	34,869
adidas AG	311	64,994	Methanex Corp	100	4,810
Gildan Activewear Inc	142	4,310	Mitsubishi Chemical Holdings Corp	3,100	23,549
Hermes International	66	36,660	Nissan Chemical Corp	300	15,766
Kering SA	196	92,432	Novozymes A/S	667	29,775
LVMH Moet Hennessy Louis Vuitton SE	485	143,479	Shin-Etsu Chemical Co Ltd	900	70,092
Moncler SpA	463	15,347	Solvay SA	135	13,506
		$357,222			$279,781
Auto Manufacturers — 2.86%			Coal — 0.13%
Bayerische Motoren Werke AG	1,078	87,323	Whitehaven Coal Ltd	5,309	16,154
Honda Motor Co Ltd	2,800	73,944	Commercial Services — 3.73%
Nissan Motor Co Ltd	9,760	78,388	Ashtead Group PLC	1,235	25,769
Renault SA	1,086	67,876	Atlantia SpA	937	19,399
Suzuki Motor Corp	1,100	55,870	Edenred	422	15,526
		$363,401	Experian PLC	2,975	72,236
			Nihon M&A Center Inc	400	8,087
Auto Parts & Equipment — 0.95%			Park24 Co Ltd	300	6,605
Aisin Seiki Co Ltd	400	13,941	Randstad NV	274	12,586
CIE Automotive SA	205	5,036	Recruit Holdings Co Ltd	1,900	46,154
Cie Plastic Omnium SA	193	4,460	RELX PLC	8,088	166,645
Continental AG	298	41,228	SGS SA	32	71,950
Faurecia SA	332	12,580	Wirecard AG	195	29,670
Hella GmbH & Co KGaA	95	3,788
Magna International Inc	497	22,560			$474,627
NGK Spark Plug Co Ltd	300	6,000	Computers — 1.86%
Stanley Electric Co Ltd	200	5,638	Atos SE	267	21,867
Yokohama Rubber Co Ltd/The	300	5,652	Capgemini SE	616	61,262
		$120,883	CGI Group Inc, Class A (a)	433	26,483
			Computershare Ltd	2,076	25,136
Banks — 11.42%			Logitech International SA	1,218	38,316
Bank Leumi Le-Israel BM	8,359	50,522	Nomura Research Institute Ltd	300	11,154
Bank of Montreal	1,868	122,038	Obic Co Ltd	100	7,746
Canadian Imperial Bank of Commerce	1,964	146,279	Otsuka Corp	300	8,266
DBS Group Holdings Ltd	4,600	79,954	SCSK Corp	200	7,098
DNB ASA	2,120	33,872	Teleperformance	185	29,590
FinecoBank Banca Fineco SpA	1,422	14,302
Hang Seng Bank Ltd	1,000	22,451			$236,918
Intesa Sanpaolo SpA	42,962	95,484	Construction Materials — 2.10%
KBC Group NV	345	22,405	Daikin Industries Ltd	500	53,351
Macquarie Group Ltd	1,142	87,394	Geberit AG	267	103,850
National Bank of Canada	1,614	66,265	Kingspan Group PLC	755	32,335
Royal Bank of Canada	2,730	186,853	Sika AG	580	73,525
Skandinaviska Enskilda Banken AB, Class A	4,977	48,349	Xinyi Glass Holdings Ltd	4,000	4,424
Sumitomo Mitsui Financial Group Inc	4,800	159,628			$267,485
Svenska Handelsbanken AB, Class A	3,246	36,002
Swedbank AB, Class A	2,818	62,875	Distribution/Wholesale — 2.75%
Toronto-Dominion Bank/The	3,608	179,343	Ferguson PLC	695	44,443
United Overseas Bank Ltd	2,100	37,857	Inchcape PLC	1,095	7,697
			ITOCHU Corp	3,200	54,508
		$1,451,873	Marubeni Corp	3,600	25,370
Beverages — 4.47%			Mitsubishi Corp	2,900	79,905
Anheuser-Busch InBev SA	1,037	68,556	Mitsui & Co Ltd	4,000	61,694
Asahi Group Holdings Ltd	1,000	38,949	Sojitz Corp	6,200	21,608

See accompanying notes.

Schedule of Investments

Principal International Multi-Factor Index ETF

December 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	COMMON STOCKS (continued)	Shares Held	Value
Distribution/Wholesale (continued)			Gas — 0.84%
Sumitomo Corp	3,000	$42,740	Enagas SA	1,681	$45,473
Toyota Tsusho Corp	400	11,843	Hong Kong & China Gas Co Ltd	14,600	30,205
		$349,808	Snam SpA	7,148	31,277
Diversified Financial Services — 3.13%					$106,955
CI Financial Corp	418	5,291	Hand/Machine Tools — 0.74%
Hargreaves Lansdown PLC	829	19,537	Fuji Electric Co Ltd	400	11,842
Hong Kong Exchanges & Clearing Ltd	3,200	92,602	Sandvik AB	1,807	25,761
IG Group Holdings PLC	937	6,807	Schindler Holding AG	245	48,531
Japan Exchange Group Inc	700	11,362	Techtronic Industries Co Ltd	1,500	7,969
Julius Baer Group Ltd (a)	1,660	59,128
					$94,103
London Stock Exchange Group PLC	1,285	66,530
Mitsubishi UFJ Lease & Finance Co Ltd	700	3,372	Healthcare — Products — 2.03%
ORIX Corp	3,100	45,409	Cochlear Ltd	187	22,862
Partners Group Holding AG	95	57,605	Coloplast A/S, Class B	430	39,922
			ConvaTec Group PLC (b)	3,156	5,590
SBI Holdings Inc	700	13,789
Schroders PLC	393	12,237	DiaSorin SpA	37	2,997
Tokyo Century Corp	100	4,407	GN Store Nord A/S	483	18,033
			Shimadzu Corp	500	9,917
		$398,076	Smith & Nephew PLC	2,469	46,072
Electric — 0.87%			Sonova Holding AG	309	50,489
A2A SpA	5,547	9,994	Sysmex Corp	200	9,627
CLP Holdings Ltd	2,000	22,604	Terumo Corp	700	39,750
Fortum OYJ	1,131	24,751	William Demant Holding A/S (a)	444	12,598
Red Electrica Corp SA	2,353	52,557			$257,857
		$109,906	Healthcare — Services — 0.28%
Electrical Components & Equipment — 0.05%			Fresenius Medical Care AG & Co KGaA	366	23,752
Brother Industries Ltd	400	5,952	PeptiDream Inc (a)	300	11,879

Electronics — 1.48%					$35,631
Assa Abloy AB	1,830	32,654	Holding Companies — Diversified — 0.08%
Electrocomponents PLC	1,227	7,923	Swire Pacific Ltd, Class A	1,000	10,561
Halma PLC	1,232	21,419
Hoya Corp	700	42,247	Home Builders — 1.07%
MINEBEA MITSUMI Inc	1,400	20,309	Barratt Developments PLC	4,438	26,179
Nidec Corp	500	56,909	Bellway PLC	378	12,117
Venture Corp Ltd	700	7,165	Berkeley Group Holdings PLC	665	29,488
			Haseko Corp	1,000	10,538
		$188,626	Persimmon PLC	1,322	32,521
Engineering & Construction — 1.31%			Taylor Wimpey PLC	14,407	25,020
ACS Actividades de Construccion y Servicios SA	641	24,845			$135,863
Aena SME SA (b)	168	26,130
COMSYS Holdings Corp	300	7,343	Home Furnishings — 1.31%
Eiffage SA	385	32,184	Hoshizaki Corp	100	6,095
HomeServe PLC	816	9,002	Howden Joinery Group PLC	2,612	14,502
Kajima Corp	1,200	16,182	Sony Corp	3,000	145,778
Sydney Airport	7,065	33,490			$166,375
Taisei Corp	400	17,171	Household Products — 4.79%
		$166,347	Kao Corp	800	59,516
Entertainment — 0.27%			Kose Corp	100	15,747
Aristocrat Leisure Ltd	2,211	34,012	L’Oreal SA	652	150,302
			Pigeon Corp	200	8,576
Environmental Control — 0.10%			Pola Orbis Holdings Inc	400	10,835
Waste Connections Inc	175	12,989	Unicharm Corp	800	25,977
Food — 2.69%			Unilever NV	3,158	171,579
Chr Hansen Holding A/S	239	21,147	Unilever PLC	3,180	166,527
Danone SA	2,048	144,333			$609,059
Kikkoman Corp	300	16,176	Insurance — 4.31%
Koninklijke Ahold Delhaize NV	3,091	78,179	AIA Group Ltd	12,000	99,610
Loblaw Cos Ltd	392	17,547	Allianz SE	870	174,580
Marine Harvest ASA	1,272	26,877	Assicurazioni Generali SpA	3,843	64,285
Metro Inc	282	9,779	Dai-ichi Life Holdings Inc	2,100	32,916
Salmar ASA	137	6,782	Hannover Rueck SE	139	18,745
SSP Group PLC	865	7,138	NN Group NV	527	21,013
Tate & Lyle PLC	1,589	13,367	Sampo OYJ	1,058	46,561
		$341,325	Sony Financial Holdings Inc	500	9,375
Forest Products & Paper — 0.64%			Tokio Marine Holdings Inc	1,700	81,212
Mondi PLC	1,190	24,777			$548,297
Smurfit Kappa Group PLC	977	26,037	Internet — 1.18%
UPM-Kymmene OYJ	836	21,216	Auto Trader Group PLC (b)	3,251	18,846
West Fraser Timber Co Ltd	187	9,238	Kakaku.com Inc	500	8,859
		$81,268	M3 Inc	800	10,759

See accompanying notes.

Schedule of Investments

Principal International Multi-Factor Index ETF

December 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	COMMON STOCKS (continued)	Shares Held	Value
Internet (continued)			Pharmaceuticals (continued)
MonotaRO Co Ltd	500	$12,399	Sumitomo Dainippon Pharma Co Ltd	400	$12,755
Rakuten Inc (a)	4,400	29,546	UCB SA	203	16,583
Rightmove PLC	3,570	19,669			$1,023,639
Scout24 AG (b)	127	5,844
Trend Micro Inc (a)	400	21,787	Real Estate — 1.92%
ZOZO Inc	1,200	22,006	Aeon Mall Co Ltd	400	6,383
			Castellum AB	828	15,260
		$149,715	CK Asset Holdings Ltd	4,000	29,270
Iron & Steel — 0.41%			Deutsche Wohnen SE	561	25,711
BlueScope Steel Ltd	2,851	22,009	LEG Immobilien AG	117	12,215
Evraz PLC	1,114	6,823	Mitsui Fudosan Co Ltd	2,300	51,307
voestalpine AG	766	22,906	REA Group Ltd	312	16,258
		$51,738	Sumitomo Realty & Development Co Ltd	1,200	44,078
			Vonovia SE	970	43,999
Leisure Time — 0.43%
Carnival PLC	865	41,488			$244,481
Yamaha Corp	300	12,810	REITs — 1.78%
		$54,298	Ascendas Real Estate Investment Trust	12,800	24,136
			Canadian Apartment Properties REIT	200	6,490
Lodging — 0.55%			CapitaLand Mall Trust	11,500	19,069
Crown Resorts Ltd	1,906	15,922	Goodman Group	5,077	38,013
InterContinental Hotels Group PLC	544	29,378	GPT Group/The	9,123	34,314
Sands China Ltd	5,600	24,530	Link REIT	3,500	35,445
		$69,830	Merlin Properties Socimi SA	1,184	14,630
Machinery — Construction & Mining — 0.22%			Mirvac Group	17,047	26,896
Atlas Copco AB, Class A (a)	1,192	28,311	Vicinity Centres	15,196	27,828
					$226,821
Machinery — Diversified — 1.77%
Hexagon AB	598	27,529	Retail — 3.13%
Keyence Corp	200	101,601	ABC-Mart Inc	200	11,094
Kubota Corp	1,700	24,219	Alimentation Couche-Tard Inc	456	22,683
SMC Corp	100	30,327	Canadian Tire Corp Ltd	130	13,592
Spirax-Sarco Engineering PLC	142	11,294	Dollarama Inc	367	8,729
Yaskawa Electric Corp	1,200	29,539	Fast Retailing Co Ltd	300	154,291
			HUGO BOSS AG	153	9,452
		$224,509
			Industria de Diseno Textil SA	2,722	69,704
Media — 0.90%			JD Sports Fashion PLC	1,314	5,842
Informa PLC	5,306	42,620	Matsumotokiyoshi Holdings Co Ltd	200	6,140
Pearson PLC	3,597	43,023	Next PLC	406	20,653
Wolters Kluwer NV	490	29,003	Pandora A/S	401	16,326
		$114,646	Restaurant Brands International Inc	365	19,068
			Ryohin Keikaku Co Ltd	100	24,223
Mining — 3.55%			Sundrug Co Ltd	200	5,976
Anglo American PLC	2,536	56,496	USS Co Ltd	300	5,061
Boliden AB	950	20,578	Welcia Holdings Co Ltd	100	4,525
Evolution Mining Ltd	7,432	19,316
Kirkland Lake Gold Ltd	300	7,823			$397,359
Rio Tinto Ltd	2,498	138,065	Semiconductors — 1.95%
Rio Tinto PLC	3,369	160,171	Advantest Corp	1,200	24,568
South32 Ltd	16,072	37,923	ASML Holding NV	515	80,933
Teck Resources Ltd	500	10,764	SUMCO Corp	3,500	39,182
		$451,136	Tokyo Electron Ltd	900	102,764
Miscellaneous Manufacture — 0.09%					$247,447
Nikon Corp	800	11,934	Software — 2.58%
Oil & Gas — 0.24%			Amadeus IT Group SA	1,178	82,115
Neste OYJ	394	30,408	Constellation Software Inc	18	11,522
			Dassault Systemes SE	329	39,090
Packaging & Containers — 0.05%			Nemetschek SE	17	1,865
CCL Industries Inc, Class B	163	5,977	Open Text Corp	331	10,789
Pharmaceuticals — 8.05%			Oracle Corp Japan	100	6,387
Alfresa Holdings Corp	300	7,672	SAP SE	1,251	124,600
Astellas Pharma Inc	6,100	78,000	Temenos AG	197	23,630
Bayer AG	1,625	112,753	TIS Inc	200	7,892
			Ubisoft Entertainment SA (a)	246	19,865
Chugai Pharmaceutical Co Ltd	600	34,925
GlaxoSmithKline PLC	9,210	175,053			$327,755
Grifols SA	802	21,043	Telecommunications — 3.39%
Ipsen SA	101	13,059	BCE Inc	1,400	55,305
Medipal Holdings Corp	400	8,595	BT Group PLC	20,644	62,651
Merck KGaA	415	42,784	KDDI Corp	3,800	90,974
Novartis AG	2,546	217,688	Nippon Telegraph & Telephone Corp	1,900	77,695
Roche Holding AG	901	223,119	NTT DOCOMO Inc	3,000	67,675
Shionogi & Co Ltd	800	45,772	Sunrise Communications Group AG (b)	209	18,382
Sino Biopharmaceutical Ltd	21,000	13,838	Telenor ASA	1,422	27,547

See accompanying notes.

Schedule of Investments

Principal International Multi-Factor Index ETF

December 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value
Telecommunications (continued)
TELUS Corp	906	$30,030
		$430,259
Transportation — 1.72%
Canadian National Railway Co	635	47,029
Canadian Pacific Railway Ltd	195	34,601
Central Japan Railway Co	200	42,270
Deutsche Post AG	2,309	63,255
DSV A/S	468	30,824
		$217,979

TOTAL COMMON STOCKS		$12,613,799
PREFERRED STOCKS — 0.38%	Shares Held	Value
Household Products/Wares — 0.38%
Henkel AG & Co KGaA
1.05%, 12/20/2020	444	48,531

TOTAL PREFERRED STOCKS		$48,531
Total Investments		$12,662,330
Other Assets and Liabilities — 0.37%		$47,688
TOTAL NET ASSETS — 100.00%		$12,710,018

(a) Non-income producing security

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $96,907 or 0.76% of net assets.

Portfolio Summary (unaudited)
Sector	Percent
Consumer, Non-cyclical	28.32%
Financial	22.58%
Consumer, Cyclical	16.67%
Industrial	10.65%
Basic Materials	6.80%
Technology	6.39%
Communications	6.06%
Utilities	1.71%
Energy	0.37%
Diversified	0.08%
Other Assets and Liabilities	0.37%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments

Principal Investment Grade Corporate Active ETF

December 31, 2018 (unaudited)

	Principal			Principal
BONDS — 97.15%	Amount	Value	BONDS (continued)	Amount	Value
Aerospace & Defense — 1.54%			Banks (continued)
United Technologies Corp			Royal Bank of Canada
3.10%, 06/01/2022	$510,000	$499,414	3.70%, 10/05/2023	$1,130,000	$1,134,532
3.95%, 08/16/2025	935,000	927,759	Royal Bank of Scotland Group PLC
4.13%, 11/16/2028	1,785,000	1,768,402	(3-month USD LIBOR + 1.47%),
4.63%, 11/16/2048	245,000	236,593	4.09%, 05/15/2023 (b)	1,485,000	1,440,530
			5.13%, 05/28/2024	3,520,000	3,412,873
		$3,432,168	Santander UK PLC
Agriculture — 2.43%			5.00%, 11/07/2023 (a)	1,185,000	1,157,141
Altria Group Inc			Skandinaviska Enskilda Banken AB
2.85%, 08/09/2022	1,800,000	1,727,958	(5-year Swap rate + 3.85%),
4.50%, 05/02/2043	315,000	262,163	5.75%, 05/13/2020 (b),(c)	3,000,000	2,920,332
5.38%, 01/31/2044	1,945,000	1,813,647	State Street Corp
BAT Capital Corp			(3-month USD LIBOR + 1.03%),
3.22%, 08/15/2024	880,000	810,563	4.14%, 12/03/2029 (b)	845,000	872,201
4.54%, 08/15/2047	800,000	636,840	SunTrust Bank
Reynolds American Inc			4.05%, 11/03/2025	510,000	518,614
5.85%, 08/15/2045	190,000	176,516	Svenska Handelsbanken AB
			3.90%, 11/20/2023	1,055,000	1,064,623
		$5,427,687	Synchrony Bank
Airlines — 2.15%			3.00%, 06/15/2022	3,461,000	3,234,058
			UBS AG
American Airlines 2013-2 Class A Pass Through			4.50%, 06/26/2048 (a)	435,000	449,375
Trust
4.95%, 07/15/2024	1,652,669	1,677,541	UBS Group Funding Switzerland AG
			(3-month USD LIBOR + 0.95%),
Continental Airlines 2012-1 Class A Pass Through			3.57%, 08/15/2023 (a),(b)	2,000,000	1,957,786
Trust
			Wells Fargo & Co
4.15%, 10/11/2025	816,813	814,689	4.40%, 06/14/2046	1,000,000	917,312
United Airlines 2014-2 Class A Pass Through Trust			Zions Bancorp NA
3.75%, 03/03/2028	1,244,011	1,215,859	3.50%, 08/27/2021	1,195,000	1,191,295
US Airways 2013-1 Class A Pass Through Trust
3.95%, 05/15/2027	1,077,522	1,085,309			$51,295,923
		$4,793,398	Beverages — 3.48%
			Anheuser-Busch Cos LLC / Anheuser-Busch
Auto Manufacturers — 2.31%			InBev Worldwide Inc
Daimler Finance North America LLC			3.65%, 02/01/2026 (a)	1,700,000	1,607,432
2.25%, 03/02/2020 (a)	3,600,000	3,551,536	4.90%, 02/01/2046 (a)	205,000	190,114
General Motors Financial Co Inc			Anheuser-Busch InBev Finance Inc
3.85%, 01/05/2028	480,000	417,963	2.65%, 02/01/2021	489,000	480,881
3.95%, 04/13/2024	1,250,000	1,187,138	Anheuser-Busch InBev Worldwide Inc
		$5,156,637	4.60%, 04/15/2048	960,000	860,409
			Bacardi Ltd
Banks — 22.98%			4.70%, 05/15/2028 (a)	335,000	321,930
Bank of America Corp			5.15%, 05/15/2038 (a)	425,000	390,400
4.20%, 08/26/2024	2,800,000	2,777,040	5.30%, 05/15/2048 (a)	100,000	90,277
4.25%, 10/22/2026	3,275,000	3,185,260	Constellation Brands Inc
Citigroup Inc			4.40%, 11/15/2025	545,000	546,078
(3-month USD LIBOR + 0.95%),			Keurig Dr Pepper Inc
3.44%, 07/24/2023 (b)	1,905,000	1,860,078	3.55%, 05/25/2021 (a)	1,815,000	1,812,250
(3-month USD LIBOR + 1.15%),			4.42%, 05/25/2025 (a)	1,465,000	1,458,221
3.52%, 10/27/2028 (b)	2,000,000	1,865,181			$7,757,992
4.13%, 07/25/2028	2,475,000	2,322,655	Biotechnology — 0.89%
4.65%, 07/23/2048	740,000	723,213	Gilead Sciences Inc
DBS Group Holdings Ltd			2.55%, 09/01/2020	2,000,000	1,983,825
(5-year Swap rate + 1.59%),
4.52%, 12/11/2028 (a),(b)	3,650,000	3,729,391	Chemicals — 0.89%
First Republic Bank			Dow Chemical Co/The
			5.55%, 11/30/2048 (a)	155,000	157,163
2.50%, 06/06/2022	1,740,000	1,686,209
4.63%, 02/13/2047	635,000	611,580	DowDuPont Inc
Goldman Sachs Group Inc/The			5.32%, 11/15/2038	555,000	571,474
(3-month USD LIBOR + 1.05%),			5.42%, 11/15/2048	385,000	399,993
2.91%, 06/05/2023 (b)	2,195,000	2,107,178	SABIC Capital II BV
			4.00%, 10/10/2023 (a)	865,000	860,675
(3-month USD LIBOR + 1.00%),
3.49%, 07/24/2023 (b)	1,025,000	995,981			$1,989,305
3.85%, 01/26/2027	3,690,000	3,470,989	Computers — 2.55%
5.95%, 01/15/2027	470,000	494,911	Apple Inc
JPMorgan Chase & Co			3.35%, 02/09/2027	1,950,000	1,900,063
(3-month USD LIBOR + 0.85%),			4.65%, 02/23/2046	1,950,000	2,064,150
3.26%, 01/10/2025 (b)	1,500,000	1,436,244	Dell International LLC / EMC Corp
5.63%, 08/16/2043	980,000	1,077,308	8.35%, 07/15/2046 (a)	1,600,000	1,732,464
Morgan Stanley					$5,696,677
5.00%, 11/24/2025	465,000	474,145	Distribution/Wholesale — 0.33%
(3-month USD LIBOR + 3.81%),			Ferguson Finance PLC
5.55%, 07/15/2020 (b),(c)	2,275,000	2,207,888	4.50%, 10/24/2028 (a)	740,000	739,258

See accompanying notes.

Schedule of Investments

Principal Investment Grade Corporate Active ETF

December 31, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount	Value	BONDS (continued)	Amount	Value

Diversified Financial Services — 1.47%			Insurance (continued)
Brookfield Finance Inc			American International Group Inc
4.70%, 09/20/2047	$1,010,000	$928,710	3.90%, 04/01/2026	$1,600,000	$1,539,308
			4.50%, 07/16/2044	1,280,000	1,142,309
Brookfield Finance LLC			AXA Equitable Holdings Inc
4.00%, 04/01/2024	1,350,000	1,334,619	5.00%, 04/20/2048 (a)	1,065,000	944,689
Nuveen LLC
4.00%, 11/01/2028 (a)	985,000	1,014,970	Markel Corp
			4.30%, 11/01/2047	1,000,000	868,172
		$3,278,299	Nuveen Finance LLC
			4.13%, 11/01/2024 (a)	1,770,000	1,802,912
Electric — 6.03%
Consolidated Edison Co of New York Inc			Prudential Financial Inc
4.00%, 12/01/2028	425,000	435,551	(3-month USD LIBOR + 3.92%),
			5.63%, 06/15/2043 (b)	1,500,000	1,468,995
Dominion Energy Inc
4.25%, 06/01/2028	920,000	923,083	XLIT Ltd
Duke Energy Florida LLC			4.45%, 03/31/2025	510,000	506,824
3.80%, 07/15/2028	890,000	898,895	5.50%, 03/31/2045	975,000	1,008,193
Exelon Corp					$10,880,207
3.50%, 06/01/2022	1,480,000	1,447,291	Media — 6.84%
Florida Power & Light Co			21st Century Fox America Inc
3.95%, 03/01/2048	935,000	913,161	3.00%, 09/15/2022	405,000	400,179
4.13%, 06/01/2048	150,000	150,384	6.20%, 12/15/2034	180,000	218,847
Fortis Inc			6.40%, 12/15/2035	1,000,000	1,247,553
3.06%, 10/04/2026	920,000	839,859	Charter Communications Operating LLC / Charter
MidAmerican Energy Co			Communications Operating Capital
3.95%, 08/01/2047	765,000	740,574	3.58%, 07/23/2020	730,000	729,213
Pacific Gas & Electric Co			4.20%, 03/15/2028	1,000,000	942,001
3.30%, 12/01/2027	600,000	489,629	6.48%, 10/23/2045	700,000	719,557
4.65%, 08/01/2028 (a)	1,730,000	1,586,009	Comcast Corp
Southern Co/The			3.38%, 02/15/2025	3,325,000	3,256,600
(3-month USD LIBOR + 3.63%),			3.95%, 10/15/2025	485,000	490,741
5.50%, 03/15/2057 (b)	1,590,000	1,525,221	4.15%, 10/15/2028	525,000	533,102
Tucson Electric Power Co			4.60%, 10/15/2038	975,000	984,534
4.85%, 12/01/2048	1,185,000	1,232,561	4.60%, 08/15/2045	385,000	375,122
Virginia Electric & Power Co			4.70%, 10/15/2048	780,000	788,487
3.80%, 04/01/2028	1,995,000	2,003,399	Discovery Communications LLC
4.60%, 12/01/2048	270,000	281,611	5.00%, 09/20/2037	435,000	403,494
			5.20%, 09/20/2047	45,000	41,357
		$13,467,228	NBCUniversal Media LLC
Environmental Control — 0.27%			4.45%, 01/15/2043	510,000	491,604
Waste Connections Inc			Viacom Inc
4.25%, 12/01/2028	590,000	602,910	4.38%, 03/15/2043	825,000	651,390
Food — 4.02%			Warner Media LLC
			3.60%, 07/15/2025	900,000	852,410
General Mills Inc			4.05%, 12/15/2023	1,450,000	1,448,243
3.70%, 10/17/2023	2,400,000	2,385,996	5.38%, 10/15/2041	725,000	698,265
4.55%, 04/17/2038	565,000	524,201
4.70%, 04/17/2048	945,000	864,853			$15,272,699
McCormick & Co Inc			Mining — 1.62%
3.15%, 08/15/2024	1,500,000	1,445,937	BHP Billiton Finance USA Ltd
3.40%, 08/15/2027	1,275,000	1,204,452	(5-year Swap rate + 5.09%),
Nestle Holdings Inc			6.75%, 10/19/2075 (a),(b)	2,415,000	2,504,307
3.35%, 09/24/2023 (a)	1,240,000	1,252,276	Glencore Finance Canada Ltd
3.50%, 09/24/2025 (a)	1,285,000	1,290,751	5.55%, 10/25/2042 (a)	620,000	558,074
		$8,968,466	Glencore Funding LLC
			3.88%, 10/27/2027 (a)	625,000	558,737
Forest Products & Paper — 0.28%
International Paper Co					$3,621,118
4.35%, 08/15/2048	725,000	620,290	Miscellaneous Manufacture — 0.86%
Healthcare — Products — 2.42%			General Electric Co
Abbott Laboratories			4.50%, 03/11/2044	210,000	171,272
			5.30%, 02/11/2021	1,750,000	1,752,169
3.75%, 11/30/2026	390,000	385,163
4.90%, 11/30/2046	1,025,000	1,075,967			$1,923,441
Becton Dickinson and Co			Oil & Gas — 5.28%
3.70%, 06/06/2027	1,010,000	955,296	Canadian Natural Resources Ltd
Medtronic Inc			3.85%, 06/01/2027	1,500,000	1,414,981
2.50%, 03/15/2020	3,000,000	2,984,641	Concho Resources Inc
		$5,401,067	4.38%, 01/15/2025	900,000	888,933
			Continental Resources Inc
Healthcare — Services — 0.46%			3.80%, 06/01/2024	2,415,000	2,286,206
UnitedHealth Group Inc			4.90%, 06/01/2044	1,530,000	1,354,159
3.88%, 12/15/2028	1,020,000	1,033,200	Marathon Oil Corp
Insurance — 4.87%			4.40%, 07/15/2027	625,000	593,876
AIA Group Ltd			5.20%, 06/01/2045	410,000	378,855
3.20%, 03/11/2025 (a)	1,660,000	1,598,805	6.60%, 10/01/2037	2,415,000	2,706,723

See accompanying notes.

Schedule of Investments

Principal Investment Grade Corporate Active ETF

December 31, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount	Value	BONDS (continued)	Amount	Value
Oil & Gas (continued)			Retail — 0.63%
Newfield Exploration Co			Home Depot Inc/The
5.38%, 01/01/2026	$1,395,000	$1,367,100	3.90%, 12/06/2028	$305,000	$312,398
5.63%, 07/01/2024	395,000	399,937	5.88%, 12/16/2036	600,000	720,871
Shell International Finance BV			McDonald’s Corp
4.00%, 05/10/2046	145,000	140,021	4.45%, 09/01/2048	355,000	337,705
Valero Energy Corp			Walmart Inc
4.35%, 06/01/2028	250,000	247,665	4.05%, 06/29/2048	45,000	44,776
		$11,778,456			$1,415,750
Oil & Gas Services — 0.89%
Baker Hughes a GE Co LLC / Baker Hughes			Savings & Loans — 0.61%
Co-Obligor Inc			Nationwide Building Society
3.34%, 12/15/2027	1,265,000	1,163,918	(5-year Swap rate + 1.85%),
Halliburton Co			4.13%, 10/18/2032 (a),(b)	1,540,000	1,362,868
4.75%, 08/01/2043	875,000	834,396
			Semiconductors — 0.47%
		$1,998,314	Xilinx Inc
Packaging & Containers — 0.50%			2.95%, 06/01/2024	1,105,000	1,054,702
Packaging Corp of America			Software — 1.77%
4.50%, 11/01/2023	1,080,000	1,107,074	Fiserv Inc
Pharmaceuticals — 5.07%			3.80%, 10/01/2023	485,000	488,020
AbbVie Inc			4.20%, 10/01/2028	380,000	379,239
3.38%, 11/14/2021	435,000	434,591	Microsoft Corp
4.25%, 11/14/2028	215,000	208,721	3.70%, 08/08/2046	1,250,000	1,197,479
Bayer US Finance II LLC			Oracle Corp
3.88%, 12/15/2023 (a)	1,150,000	1,129,137	3.80%, 11/15/2037	660,000	617,207
4.38%, 12/15/2028 (a)	1,940,000	1,852,220	4.00%, 11/15/2047	795,000	740,701
Cigna Corp			6.13%, 07/08/2039	440,000	528,142
3.75%, 07/15/2023 (a)	610,000	607,969
4.13%, 11/15/2025 (a)	575,000	574,190			$3,950,788
4.38%, 10/15/2028 (a)	2,125,000	2,136,859	Telecommunications — 2.71%
CVS Health Corp			AT&T Inc
3.70%, 03/09/2023	1,875,000	1,854,928	4.10%, 02/15/2028	1,000,000	961,576
4.30%, 03/25/2028	930,000	909,176	4.75%, 05/15/2046	1,700,000	1,509,420
5.05%, 03/25/2048	665,000	646,786	4.90%, 08/15/2037	335,000	312,351
Zoetis Inc			British Telecommunications PLC
3.90%, 08/20/2028	760,000	744,581	4.50%, 12/04/2023	300,000	304,065
4.45%, 08/20/2048	225,000	220,483	5.13%, 12/04/2028	605,000	608,406
		$11,319,641	Telefonica Emisiones SA
Pipelines — 7.30%			5.21%, 03/08/2047	460,000	421,083
Andeavor Logistics LP / Tesoro Logistics Finance			Verizon Communications Inc
Corp			5.25%, 03/16/2037	1,855,000	1,932,291
4.25%, 12/01/2027	1,155,000	1,090,326			$6,049,192
Energy Transfer Operating LP
5.15%, 03/15/2045	500,000	432,550	Transportation — 1.18%
EnLink Midstream Partners LP			Burlington Northern Santa Fe LLC
5.05%, 04/01/2045	1,085,000	847,675	4.15%, 12/15/2048	700,000	681,698
Kinder Morgan Energy Partners LP			Canadian National Railway Co
3.50%, 03/01/2021	1,015,000	1,011,878	4.45%, 01/20/2049	710,000	751,691
4.70%, 11/01/2042	2,250,000	1,958,280	CSX Corp
MPLX LP			4.75%, 11/15/2048	415,000	419,503
4.00%, 03/15/2028	580,000	543,605	Union Pacific Corp
4.50%, 07/15/2023	1,870,000	1,888,721	3.50%, 06/08/2023	430,000	430,817
4.80%, 02/15/2029	180,000	179,557	3.75%, 03/15/2024	345,000	347,984
Plains All American Pipeline LP / PAA Finance					$2,631,693
Corp
4.50%, 12/15/2026	605,000	582,736	TOTAL BONDS	$216,865,042
Sabine Pass Liquefaction LLC
5.00%, 03/15/2027	750,000	752,505	Total Investments	$216,865,042
5.75%, 05/15/2024	3,745,000	3,907,372	Other Assets and Liabilities — 2.85%		$6,356,734
Western Gas Partners LP			TOTAL NET ASSETS — 100.00%	$223,221,776
5.30%, 03/01/2048	130,000	112,179
5.45%, 04/01/2044	1,500,000	1,344,267
Williams Cos Inc/The			(a) Security exempt from registration under Rule 144A of the Securities Act of
5.75%, 06/24/2044	1,625,000	1,633,173	1933. These securities may be resold in transactions exempt from registration,
		$16,284,824	normally to qualified institutional buyers. At the end of the period, the value
			of these securities totaled $40,980,186 or 18.36% of net assets.
REITs — 2.05%
			(b) Rate shown is as of period end. The rate may be a variable or floating rate
Alexandria Real Estate Equities Inc
3.45%, 04/30/2025	920,000	885,544	or a fixed rate which may convert to a variable or floating rate in the future.
4.70%, 07/01/2030	2,170,000	2,196,157	(c) Perpetual security. Perpetual securities pay an indefinite stream of interest, but
Camden Property Trust			they may be called by the issuer at an earlier date. Date shown, if any, reflects
4.10%, 10/15/2028	1,470,000	1,488,244
			the next call date or final legal maturity date. Rate shown is as of period end.
		$4,569,945

See accompanying notes.

Schedule of Investments
Principal Investment Grade Corporate Active ETF
December 31, 2018 (unaudited)

Portfolio Summary (unaudited)
Sector	Percent
Financial	31.98%
Consumer, Non-cyclical	18.77%
Energy	13.47%
Communications	9.55%
Utilities	6.03%
Consumer, Cyclical	5.42%
Technology	4.80%
Industrial	4.34%
Basic Materials	2.79%
Other Assets and Liabilities	2.85%
TOTAL NET ASSETS	100.00%

See accompanying notes.

     Schedule of Investments Principal Millennials Index ETF December 31, 2018 (unaudited)

COMMON STOCKS — 99.78%	Shares Held	Value	COMMON STOCKS (continued)	Shares Held	Value
Apparel — 5.37%			Internet (continued)
adidas AG	1,681	$351,303	Facebook Inc, Class A (a)	557	$73,017
Carter’s Inc	427	34,852	GrubHub Inc (a)	1,729	132,804
Columbia Sportswear Co	582	48,940	IAC/InterActiveCorp (a)	1,504	275,292
Deckers Outdoor Corp (a)	495	63,335	Just Eat PLC (a)	20,791	155,503
Gildan Activewear Inc	1,768	53,667	Match Group Inc	6,928	296,310
Michael Kors Holdings Ltd (a)	5,454	206,816	Naspers Ltd, Class N	1,113	223,743
			Netflix Inc (a)	1,192	319,051
		$758,913
			Pandora Media Inc (a)	35,037	283,449
Beverages — 6.12%			Rightmove PLC	8,362	46,070
Anheuser-Busch InBev SA	929	61,416	SEEK Ltd	3,573	42,582
Brown-Forman Corp, Class B	1,640	78,031	Tencent Holdings Ltd	7,807	313,058
Constellation Brands Inc, Class A	391	62,881	Trade Me Group Ltd	16,907	72,060
Davide Campari-Milano SpA	13,518	114,381	YY Inc ADR (a)	3,229	193,288
Diageo PLC	3,021	107,623
Molson Coors Brewing Co, Class B	1,181	66,325			$3,867,600
Pernod Ricard SA	614	100,810	Leisure Time — 1.77%
Treasury Wine Estates Ltd	26,218	273,306	Planet Fitness Inc, Class A (a)	4,667	250,245

		$864,773	Media — 3.73%
Commercial Services — 14.88%			AMC Networks Inc, Class A (a)	857	47,032
Bright Horizons Family Solutions Inc (a)	2,946	328,332	MSG Networks Inc, Class A (a)	1,941	45,730
Care.com Inc (a)	10,834	209,205	Sirius XM Holdings Inc	14,152	80,808
Global Payments Inc	791	81,576	Vivendi SA	10,518	256,445
Navitas Ltd	89,121	317,628	Walt Disney Co/The	879	96,383
PayPal Holdings Inc (a)	3,098	260,511			$526,398
RELX PLC	4,970	102,401
TAL Education Group ADR (a)	7,307	194,951	REITs — 1.97%
			American Campus Communities Inc	1,133	46,895
Wirecard AG	3,449	524,784
Worldpay Inc, Class A (a)	1,082	82,697	AvalonBay Communities Inc	542	94,335
			Essex Property Trust Inc	370	90,728
		$2,102,085	UNITE Group PLC/The	4,591	47,164
Computers — 1.90%					$279,122
Apple Inc	531	83,760
			Retail — 19.79%
HP Inc	4,074	83,354
			American Eagle Outfitters Inc	2,194	42,410
Ingenico Group SA	629	35,702	At Home Group Inc (a)	1,370	25,564
International Business Machines Corp	579	65,815
			Bed Bath & Beyond Inc	2,066	23,387
		$268,631	Children’s Place Inc/The	328	29,550
Construction Materials — 0.40%			Chipotle Mexican Grill Inc (a)	545	235,326
Fortune Brands Home & Security Inc	1,497	56,871	Dick’s Sporting Goods Inc	1,248	38,938
			Domino’s Pizza Inc	382	94,732
Diversified Financial Services — 2.22%			Fast Retailing Co Ltd	700	360,011
Discover Financial Services	4,901	289,061	Foot Locker Inc	965	51,338
Pagseguro Digital Ltd, Class A (a)	1,312	24,574
			Hennes & Mauritz AB, Class B	18,147	258,028
		$313,635	Hibbett Sports Inc (a)	1,835	26,241
Electronics — 0.78%			Home Depot Inc/The	1,975	339,344
Garmin Ltd	1,737	109,987	Industria de Diseno Textil SA	3,289	84,223
			JD Sports Fashion PLC	10,839	48,188
Food — 3.43%			Lowe’s Cos Inc	1,007	93,007
Sprouts Farmers Market Inc (a)	1,869	43,940	Lululemon Athletica Inc (a)	999	121,488
Takeaway.com NV (a),(b)	6,381	429,888	Mr Price Group Ltd	8,429	144,208
United Natural Foods Inc (a)	1,013	10,728	Qurate Retail Inc (a)	3,512	68,554
		$484,556	Signet Jewelers Ltd	1,335	42,413
			Starbucks Corp	1,526	98,274
Home Builders — 0.97%			Truworths International Ltd	22,335	136,765
DR Horton Inc	2,010	69,666	Urban Outfitters Inc (a)	7,931	263,309
Toll Brothers Inc	2,034	66,980	Williams-Sonoma Inc	842	42,479
		$136,646	Zalando SE (a),(b)	4,987	128,219
Home Furnishings — 1.93%					$2,795,996
Electrolux AB, Series B	3,252	68,651	Semiconductors — 1.44%
Sleep Number Corp (a)	1,245	39,504
			NVIDIA Corp	1,521	203,053
Sony Corp	2,100	102,045
Whirlpool Corp	581	62,091	Software — 3.71%
		$272,291	Blackbaud Inc	437	27,487
			Cornerstone OnDemand Inc (a)	1,125	56,734
Internet — 27.37%			First Data Corp, Class A (a)	5,531	93,529
Alibaba Group Holding Ltd ADR (a)	2,215	303,610	Microsoft Corp	968	98,320
Alphabet Inc, Class C (a)	341	353,143	Momo Inc ADR (a)	9,060	215,175
Amazon.com Inc (a)	162	243,319	Square Enix Holdings Co Ltd	1,200	32,703
ASOS PLC (a)	2,061	59,816
Baozun Inc ADR (a)	1,121	32,744			$523,948
Booking Holdings Inc (a)	169	291,089
Ctrip.com International Ltd ADR (a)	5,826	157,652

See accompanying notes.

Schedule of Investments
Principal Millennials Index ETF
December 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value
Toys, Games & Hobbies — 2.00%
Funko Inc, Class A (a)	21,484	$282,515

TOTAL COMMON STOCKS		$14,097,265
Total Investments		$14,097,265
Other Assets and Liabilities — 0.22%		$30,493
TOTAL NET ASSETS — 100.00%		$14,127,758

(a)	Non-Income Producing Security
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $558,107 or 3.95% of net assets.

Portfolio Summary (unaudited)
Sector	Percent
Consumer, Cyclical	31.83%
Communications	31.10%
Consumer, Non-cyclical	24.43%
Technology	7.05%
Financial	4.19%
Industrial	1.18%
Other Assets and Liabilities	0.22%
TOTAL NET ASSETS	100.00%

See accompanying notes.

     Schedule of Investments Principal Price Setters Index ETF

December 31, 2018 (unaudited)

COMMON STOCKS — 99.74%	Shares Held	Value	COMMON STOCKS (continued)	Shares Held	Value
Aerospace & Defense — 2.07%			Electronics (continued)
Boeing Co/The	510	$164,475	Garmin Ltd	2,155	$136,454
Raytheon Co	251	38,491	Mettler-Toledo International Inc (a)	210	118,772
TransDigm Group Inc (a)	449	152,687
					$530,904
		$355,653	Environmental Control — 2.25%
Banks — 0.66%			Republic Services Inc	2,720	196,085
Fifth Third Bancorp	1,653	38,895	Waste Management Inc	2,139	190,349
M&T Bank Corp	288	41,222			$386,434
State Street Corp	515	32,481
			Food — 5.02%
		$112,598	Campbell Soup Co	4,247	140,109
Beverages — 1.40%			Hershey Co/The	1,861	199,462
Brown-Forman Corp, Class B	1,010	48,056	JM Smucker Co/The	1,010	94,425
Constellation Brands Inc, Class A	591	95,045	Kellogg Co	825	47,033
Monster Beverage Corp (a)	863	42,477	Kraft Heinz Co/The	1,905	81,991
PepsiCo Inc	499	55,129	Lamb Weston Holdings Inc	1,010	74,296
		$240,707	McCormick & Co Inc	1,204	167,645
			Sysco Corp	917	57,459
Biotechnology — 0.23%
Celgene Corp (a)	627	40,184			$862,420
			Forest Products & Paper — 0.22%
Chemicals — 1.72%
Eastman Chemical Co	1,261	92,192	International Paper Co	918	37,050
PPG Industries Inc	1,134	115,929	Gas — 0.37%
Sherwin-Williams Co/The	136	53,510	Atmos Energy Corp	679	62,957
Westlake Chemical Corp	505	33,416
			Hand/Machine Tools — 0.24%
		$295,047	Stanley Black & Decker Inc	346	41,430

Commercial Services — 7.63%			Healthcare — Products — 2.37%
Automatic Data Processing Inc	477	62,544	IDEXX Laboratories Inc (a)	978	181,928
Ecolab Inc	992	146,171	Intuitive Surgical Inc (a)	127	60,823
Equifax Inc	1,128	105,051	Zimmer Biomet Holdings Inc	1,581	163,981
FleetCor Technologies Inc (a)	638	118,489
Global Payments Inc	1,124	115,918			$406,732
Moody’s Corp	763	106,851	Healthcare — Services — 4.04%
S&P Global Inc	963	163,652	Anthem Inc	232	60,930
Total System Services Inc	2,077	168,839	Humana Inc	676	193,661
TransUnion	2,255	128,084	Laboratory Corp of America Holdings (a)	1,070	135,205
Verisk Analytics Inc (a)	1,789	195,073	Quest Diagnostics Inc	1,236	102,922
		$1,310,672	UnitedHealth Group Inc	808	201,289
Computers — 1.99%					$694,007
Accenture PLC, Class A	1,148	161,880	Home Builders — 0.92%
Apple Inc	306	48,269	NVR Inc (a)	65	158,404
Cognizant Technology Solutions Corp, Class A	1,555	98,711
DXC Technology Co	619	32,912	Household Products — 1.58%
			Estee Lauder Cos Inc/The, Class A	924	120,212
		$341,772	Procter & Gamble Co/The	1,649	151,576
Distribution/Wholesale — 1.02%					$271,788
Fastenal Co	3,341	174,701
			Household Products/Wares — 3.28%
Diversified Financial Services — 7.91%			Avery Dennison Corp	464	41,681
Alliance Data Systems Corp	528	79,242	Church & Dwight Co Inc	2,600	170,976
BlackRock Inc	337	132,380	Clorox Co/The	1,423	219,341
CME Group Inc	780	146,734	Kimberly-Clark Corp	1,153	131,373
Intercontinental Exchange Inc	2,500	188,325			$563,371
Mastercard Inc, Class A	1,040	196,196
Nasdaq Inc	2,264	184,675	Insurance — 4.22%
SEI Investments Co	1,750	80,850	Aflac Inc	4,113	187,388
T Rowe Price Group Inc	1,643	151,682	Arthur J Gallagher & Co	1,846	136,050
Visa Inc, Class A	1,495	197,250	Progressive Corp/The	3,179	191,789
			Reinsurance Group of America Inc	355	49,782
		$1,357,334	Torchmark Corp	2,141	159,569
Electric — 5.21%					$724,578
American Electric Power Co Inc	1,947	145,519
Dominion Energy Inc	1,721	122,983	Internet — 2.90%
Duke Energy Corp	725	62,567	CDW Corp	2,507	203,193
NextEra Energy Inc	1,202	208,932	F5 Networks Inc (a)	1,242	201,241
Pinnacle West Capital Corp	1,683	143,392	Facebook Inc, Class A (a)	714	93,598
WEC Energy Group Inc	3,052	211,381			$498,032
		$894,774	Lodging — 0.53%
Electrical Components & Equipment — 0.96%			Las Vegas Sands Corp	1,750	91,088
AMETEK Inc	2,438	165,053	Machinery — Diversified — 3.57%
Electronics — 3.09%			Cognex Corp	1,018	39,366
Amphenol Corp, Class A	1,395	113,023	Dover Corp	680	48,246
Fortive Corp	2,404	162,655	IDEX Corp	948	119,695

See accompanying notes.

     Schedule of Investments Principal Price Setters Index ETF

December 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	COMMON STOCKS (continued)	Shares Held	Value
Machinery — Diversified (continued)			Transportation (continued)
Nordson Corp	952	$113,621	FedEx Corp	221	$35,654
Roper Technologies Inc	671	178,835	Kansas City Southern	531	50,684
Xylem Inc	1,709	114,024	Norfolk Southern Corp	917	137,128
		$613,787	Union Pacific Corp	422	58,333
			United Parcel Service Inc, Class B	524	51,106
Media — 0.30%
Comcast Corp, Class A	1,512	51,484			$453,417

Miscellaneous Manufacture — 1.99%			Water — 0.85%
3M Co	784	149,383	American Water Works Co Inc	1,609	146,049
Eaton Corp PLC	677	46,483
Illinois Tool Works Inc	792	100,338	TOTAL COMMON STOCKS		$17,126,981
Parker-Hannifin Corp	306	45,637	Total Investments		$17,126,981
		$341,841	Other Assets and Liabilities — 0.26%		$44,762
Pharmaceuticals — 3.73%			TOTAL NET ASSETS — 100.00%		$17,171,743
AbbVie Inc	1,101	101,501
Cigna Corp	661	125,537	(a) Non-Income Producing Security
Pfizer Inc	5,038	219,909
Zoetis Inc	2,260	193,320	Portfolio Summary (unaudited)
		$640,267	Sector		Percent
Real Estate — 0.64%			Consumer, Non-cyclical		29.29%
CBRE Group Inc, Class A (a)	2,727	109,189	Technology		17.68%
REITs — 3.95%			Financial		17.37%
American Tower Corp	1,312	207,545	Industrial		16.82%
Essex Property Trust Inc	578	141,731	Utilities		6.43%
Extra Space Storage Inc	2,149	194,442	Consumer, Cyclical		6.18%
Public Storage	666	134,805	Communications		4.04%
			Basic Materials		1.93%
		$678,523
			Other Assets and Liabilities		0.26%
Retail — 3.71%
Domino’s Pizza Inc	245	60,757	TOTAL NET ASSETS		100.00%
Home Depot Inc/The	706	121,305
Lowe’s Cos Inc	610	56,339
McDonald’s Corp	1,170	207,757
Starbucks Corp	957	61,631
Walgreens Boots Alliance Inc	1,881	128,529
		$636,318
Semiconductors — 3.68%
Applied Materials Inc	949	31,070
IPG Photonics Corp (a)	222	25,150
KLA-Tencor Corp	482	43,134
Lam Research Corp	664	90,417
Maxim Integrated Products Inc	897	45,612
Microchip Technology Inc	615	44,231
Micron Technology Inc (a)	1,119	35,506
NVIDIA Corp	225	30,038
ON Semiconductor Corp (a)	5,332	88,031
Teradyne Inc	1,207	37,876
Texas Instruments Inc	1,706	161,217
		$632,282
Software — 12.01%
Adobe Inc (a)	874	197,734
ANSYS Inc (a)	342	48,886
Broadridge Financial Solutions Inc	1,820	175,175
CDK Global Inc	1,857	88,913
Cerner Corp (a)	852	44,679
Fidelity National Information Services Inc	1,881	192,897
Fiserv Inc (a)	2,563	188,355
Intuit Inc	1,096	215,748
Jack Henry & Associates Inc	1,566	198,130
MSCI Inc	1,305	192,396
Paychex Inc	2,836	184,765
Red Hat Inc (a)	1,241	217,969
SS&C Technologies Holdings Inc	2,575	116,158
		$2,061,805
Telecommunications — 0.84%
Arista Networks Inc (a)	685	144,329

Transportation — 2.64%
CSX Corp	1,018	63,248
Expeditors International of Washington Inc	841	57,264

See accompanying notes.

     Schedule of Investments Principal Shareholder Yield Index ETF

December 31, 2018 (unaudited)

COMMON STOCKS — 99.67%	Shares Held	Value	COMMON STOCKS (continued)	Shares Held	Value
Advertising — 2.05%			Construction Materials — 0.37%
Interpublic Group of Cos Inc/The	5,297	$109,277	Fortune Brands Home & Security Inc	1,078	$40,953
Omnicom Group Inc	1,614	118,209
			Distribution/Wholesale — 1.70%
		$227,486	Watsco Inc	395	54,960
Aerospace & Defense — 2.57%			WW Grainger Inc	473	133,556
Boeing Co/The	342	110,295			$188,516
General Dynamics Corp	294	46,220	Diversified Financial Services — 8.15%
Spirit AeroSystems Holdings Inc, Class A	715	51,544	Alliance Data Systems Corp	513	76,991
TransDigm Group Inc (a)	227	77,194
			American Express Co	670	63,864
		$285,253	Capital One Financial Corp	668	50,494
Airlines — 2.48%			Discover Financial Services	1,572	92,717
Alaska Air Group Inc	1,908	116,102	Intercontinental Exchange Inc	895	67,420
Delta Air Lines Inc	1,212	60,479	Invesco Ltd	2,009	33,631
Southwest Airlines Co	2,126	98,816	Lazard Ltd, Class A	2,297	84,782
			Legg Mason Inc	3,086	78,724
		$275,397	Mastercard Inc, Class A	374	70,555
Apparel — 2.06%			Nasdaq Inc	1,524	124,313
Carter’s Inc	1,062	86,680	Navient Corp	9,515	83,827
Hanesbrands Inc	6,330	79,315	Synchrony Financial	3,375	79,178
VF Corp	877	62,565			$906,496
		$228,560	Electronics — 1.61%
Auto Manufacturers — 1.30%			Allegion PLC	777	61,935
Ford Motor Co	11,675	89,314	Gentex Corp	2,878	58,164
General Motors Co	1,662	55,594	Honeywell International Inc	449	59,322
		$144,908			$179,421
Auto Parts & Equipment — 2.75%			Entertainment — 0.60%
Allison Transmission Holdings Inc	3,107	136,428	Vail Resorts Inc	318	67,041
BorgWarner Inc	2,525	87,719	Food — 1.84%
Lear Corp	663	81,456	General Mills Inc	1,292	50,310
		$305,603	Kroger Co/The	2,409	66,248
			Tyson Foods Inc, Class A	1,652	88,217
Banks — 8.23%
Associated Banc-Corp	2,646	52,364			$204,775
Bank of New York Mellon Corp/The	2,170	102,142	Hand/Machine Tools — 1.01%
BB&T Corp	1,203	52,114	Snap-on Inc	773	112,309
Citigroup Inc	865	45,032
			Healthcare — Products — 0.69%
Citizens Financial Group Inc	1,503	44,684
			Patterson Cos Inc	3,927	77,205
Huntington Bancshares Inc	7,898	94,144
PacWest Bancorp	1,253	41,700	Healthcare — Services — 3.41%
PNC Financial Services Group Inc/The	415	48,518	Anthem Inc	278	73,011
Popular Inc	2,931	138,402	Humana Inc	242	69,328
Regions Financial Corp	6,384	85,418	Quest Diagnostics Inc	1,202	100,091
State Street Corp	616	38,851	UnitedHealth Group Inc	548	136,518
Synovus Financial Corp	2,513	80,391			$378,948
Zions Bancorp NA	2,253	91,787
			Home Builders — 0.44%
		$915,547	Toll Brothers Inc	1,490	49,066

Biotechnology — 2.06%			Home Furnishings — 0.73%
Amgen Inc	670	130,429	Whirlpool Corp	763	81,542
Gilead Sciences Inc	1,574	98,454
			Household Products — 0.55%
		$228,883
			Estee Lauder Cos Inc/The, Class A	472	61,407
Chemicals — 3.29%
Air Products & Chemicals Inc	407	65,140	Household Products/Wares — 0.78%
Celanese Corp, Series A	648	58,301	Church & Dwight Co Inc	1,325	87,132
Eastman Chemical Co	1,215	88,829	Housewares — 0.98%
LyondellBasell Industries NV, Class A	1,136	94,470	Toro Co/The	1,950	108,966
PPG Industries Inc	580	59,293
			Insurance — 6.21%
		$366,033	Allstate Corp/The	1,333	110,146
Commercial Services — 1.18%			American Financial Group Inc	1,129	102,208
H&R Block Inc	2,581	65,480	Axis Capital Holdings Ltd	1,324	68,371
Robert Half International Inc	1,145	65,494	CNO Financial Group Inc	5,448	81,066
			Fidelity National Financial Inc	1,638	51,499
		$130,974	First American Financial Corp	2,136	95,351
Computers — 2.54%			MetLife Inc	1,416	58,141
Apple Inc	691	108,998	Primerica Inc	1,271	124,190
Cognizant Technology Solutions Corp, Class A	798	50,657			$690,972
International Business Machines Corp	420	47,742
Seagate Technology PLC	1,223	47,196	Internet — 1.23%
Western Digital Corp	756	27,949	CDW Corp	1,688	136,812
		$282,542	Leisure Time — 0.83%
			Harley-Davidson Inc	2,709	92,431

See accompanying notes.

     Schedule of Investments Principal Shareholder Yield Index ETF

December 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	COMMON STOCKS (continued)	Shares Held	Value
Lodging — 0.41%			Shipbuilding — 0.43%
Wyndham Destinations Inc	1,256	$45,015	Huntington Ingalls Industries Inc	249	$47,387

Machinery — Diversified — 0.88%			Software — 1.59%
Cummins Inc	736	98,359	Broadridge Financial Solutions Inc	651	62,659
			CDK Global Inc	952	45,582
Media — 2.27%
			MSCI Inc	462	68,112
Comcast Corp, Class A	1,804	61,426
Sirius XM Holdings Inc	10,407	59,424			$176,353
Walt Disney Co/The	1,201	131,690	Telecommunications — 2.89%
		$252,540	Cisco Systems Inc	2,748	119,071
			Juniper Networks Inc	2,547	68,540
Miscellaneous Manufacture — 2.22%
			Motorola Solutions Inc	1,159	133,331
Carlisle Cos Inc	635	63,830
Eaton Corp PLC	809	55,546			$320,942
Ingersoll-Rand PLC	1,395	127,266	Transportation — 1.17%
		$246,642	Union Pacific Corp	945	130,627

Oil & Gas — 1.94%			TOTAL COMMON STOCKS		$11,083,054
Marathon Petroleum Corp	1,920	113,299
Valero Energy Corp	1,366	102,409	Total Investments		$11,083,054
			Other Assets and Liabilities — 0.33%		$36,889
		$215,708
			TOTAL NET ASSETS — 100.00%		$11,119,943
Oil & Gas Services — 0.91%
Baker Hughes a GE Co	4,692	100,878
			(a) Non-income producing security
Packaging & Containers — 0.83%
Silgan Holdings Inc	2,297	54,255	Portfolio Summary (unaudited)
Westrock Co	993	37,496
			Sector		Percent
		$91,751
			Financial		27.02%
Pharmaceuticals — 4.03%			Consumer, Cyclical		25.95%
AbbVie Inc	564	51,995	Consumer, Non-cyclical		14.55%
Allergan PLC	804	107,463	Industrial		11.08%
Cardinal Health Inc	944	42,102	Communications		8.43%
CVS Health Corp	1,829	119,836	Technology		6.50%
McKesson Corp	438	48,386	Basic Materials		3.29%
Pfizer Inc	1,795	78,352	Energy		2.85%
		$448,134	Other Assets and Liabilities		0.33%
Real Estate — 1.10%			TOTAL NET ASSETS		100.00%
Jones Lang LaSalle Inc	406	51,400
Realogy Holdings Corp	4,805	70,537
		$121,937
REITs — 2.46%
American Tower Corp	468	74,033
Extra Space Storage Inc	769	69,579
Host Hotels & Resorts Inc	3,520	58,678
Simon Property Group Inc	426	71,564
		$273,854
Retail — 11.67%
Bed Bath & Beyond Inc	5,738	64,954
Cracker Barrel Old Country Store Inc	430	68,740
Foot Locker Inc	2,681	142,629
Home Depot Inc/The	675	115,978
Kohl’s Corp	989	65,610
Lowe’s Cos Inc	1,383	127,734
Nordstrom Inc	2,398	111,771
Signet Jewelers Ltd	2,465	78,313
Target Corp	1,643	108,586
TJX Cos Inc/The	1,582	70,779
Tractor Supply Co	1,897	158,286
Walgreens Boots Alliance Inc	949	64,845
Williams-Sonoma Inc	2,378	119,970
		$1,298,195
Savings & Loans — 0.86%
Investors Bancorp Inc	9,183	95,503

Semiconductors — 2.37%
Entegris Inc	1,968	54,897
Lam Research Corp	646	87,966
Skyworks Solutions Inc	1,134	76,001
Teradyne Inc	1,440	45,187
		$264,051

See accompanying notes.

Schedule of Investments

Principal Spectrum Preferred Securities Active ETF

December 31, 2018 (unaudited)

	Principal			Principal
BONDS — 97.77%	Amount	Value	BONDS (continued)	Amount	Value
Banks — 46.98%			Insurance (continued)
Bank of America Corp			Catlin Insurance Co Ltd
(3-month USD LIBOR + 3.90%),			(3-month USD LIBOR + 2.98%),
6.10%, 03/17/2025 (a),(b)	$2,200,000	$2,167,000	5.43%, 04/19/2019 (b)	$1,650,000	$1,544,400
Bank of New York Mellon Corp/The			Dai-ichi Life Insurance Co Ltd/The
(3-month USD LIBOR + 3.42%),			(3-month USD LIBOR + 3.68%),
4.95%, 06/20/2020 (a),(b)	1,100,000	1,072,500	5.10%, 10/28/2024 (a),(b),(c)	2,200,000	2,189,000
BNP Paribas SA			Legal & General Group PLC
(3-month USD LIBOR + 1.29%),			(5-year Swap rate + 3.69%),
7.20%, 06/25/2037 (a),(b),(c)	2,200,000	2,244,000	5.25%, 03/21/2047 (a)	2,200,000	1,961,846
Citigroup Inc			Lincoln National Corp
(3-month USD LIBOR + 4.06%),			(3-month USD LIBOR + 2.04%),
5.88%, 03/27/2020 (a),(b)	1,100,000	1,061,500	4.51%, 04/20/2067	1,100,000	857,450
Citizens Financial Group Inc			Meiji Yasuda Life Insurance Co
(3-month USD LIBOR + 3.16%),			(5-year Swap rate + 4.23%),
6.38%, 04/06/2024 (a),(b)	1,100,000	1,028,500	5.20%, 10/20/2045 (a),(c)	1,100,000	1,100,000
Credit Agricole SA			MetLife Inc
(3-month USD LIBOR + 6.98%),			9.25%, 04/08/2038 (c)	1,635,000	2,060,100
8.38%, 10/13/2019 (a),(b),(c)	1,650,000	1,687,125	Progressive Corp/The
Dresdner Funding Trust I			(3-month USD LIBOR + 2.54%),
8.15%, 06/30/2031 (c)	1,650,000	1,987,425	5.38%, 03/15/2023 (a),(b)	1,650,000	1,546,132
Goldman Sachs Group Inc/The			Prudential Financial Inc
(3-month USD LIBOR + 3.92%),			(3-month USD LIBOR + 3.92%),
5.38%, 05/10/2020 (a),(b)	1,650,000	1,594,346	5.63%, 06/15/2043 (a)	1,650,000	1,615,894
HSBC Capital Funding Dollar 1 LP			QBE Insurance Group Ltd
(3-month USD LIBOR + 4.98%),			(10-year Swap rate + 4.40%),
10.18%, 06/30/2030 (a),(b)	1,600,000	2,296,000	5.88%, 06/17/2046 (a)	1,100,000	1,043,744
JPMorgan Chase & Co			Voya Financial Inc
(3-month USD LIBOR + 3.78%),			(United States Treasury + 3.36%)
6.75%, 02/01/2024 (a),(b)	1,100,000	1,136,575	6.13%, 09/15/2023 (a),(b)	1,100,000	1,043,625
Lloyds Bank PLC					$16,991,691
(3-month USD LIBOR + 11.76%),
12.00%, 12/16/2024 (a),(b),(c)	1,650,000	1,929,429	Pipelines — 6.90%
Morgan Stanley			Enbridge Inc
(3-month USD LIBOR + 3.81%),			(3-month USD LIBOR + 3.89%),
5.55%, 07/15/2020 (a),(b)	1,100,000	1,067,550	6.00%, 01/15/2077 (a)	1,650,000	1,481,666
Standard Chartered PLC			Enterprise Products Operating LLC
(3-month USD LIBOR + 1.46%),			(3-month USD LIBOR + 3.03%),
7.01%, 07/30/2037 (a),(b),(c)	2,200,000	2,194,500	5.25%, 08/16/2077 (a)	1,100,000	915,447
US Bancorp			Transcanada Trust
(3-month USD LIBOR + 2.91%),			(3-month USD LIBOR + 3.53%),
5.30%, 04/15/2027 (a),(b)	550,000	517,000	5.63%, 05/20/2075 (a)	1,100,000	991,375
Wells Fargo & Co					$3,388,488
(3-month USD LIBOR + 3.99%),
5.88%, 06/15/2025 (a),(b)	1,100,000	1,087,295	TOTAL BONDS		$48,008,367
		$23,070,745	Total Investments		$48,008,367
			Other Assets and Liabilities — 2.23%		$1,093,588
Diversified Financial Services — 4.25%			TOTAL NET ASSETS — 100.00%		$49,101,955
American Express Co
(3-month USD LIBOR + 3.43%),
5.20%, 11/15/2019 (a),(b)	1,650,000	1,625,250	(a) Rate shown is as of period end. The rate may be a variable or floating rate
Charles Schwab Corp/The			or a fixed rate which may convert to a variable or floating rate in the future.
(3-month USD LIBOR + 2.58%),			(b) Perpetual securities pay an indefinite stream of interest, but they may be
5.00%, 12/01/2027 (a),(b)	550,000	460,625	called by the issuer at an earlier date. Date shown, if any, reflects the next
		$2,085,875	call date or final legal maturity date. Rate shown is as of period end.
			(c) Security exempt from registration under Rule 144A of the Securities Act of
Electric — 3.37%
Emera Inc			1933. These securities may be resold in transactions exempt from registration,
(3-month USD LIBOR + 5.44%),			normally to qualified institutional buyers. At the end of the period, the value
6.75%, 06/15/2076 (a)	1,650,000	1,653,168	of these securities totaled $16,209,979 or 33.01% of net assets.
Gas — 1.67%
NiSource Inc			Portfolio Summary (unaudited)
(5-year Swap rate + 2.84%)			Sector		Percent
5.65%, 06/15/2023 (a),(b),(c)	880,000	818,400
			Financial		85.84%
Insurance — 34.60%			Energy		6.90%
Allstate Corp/The			Utilities		5.03%
(3-month USD LIBOR + 2.94%),			Other Assets and Liabilities		2.23%
5.75%, 08/15/2053 (a)	1,100,000	1,072,500
			TOTAL NET ASSETS		100.00%
American International Group Inc
(3-month USD LIBOR + 2.87%),
5.75%, 04/01/2048 (a)	1,100,000	957,000

See accompanying notes.

     Schedule of Investments Principal Sustainable Momentum Index ETF

December 31, 2018 (unaudited)

COMMON STOCKS — 99.75%	Shares Held	Value	COMMON STOCKS (continued)	Shares Held	Value
Aerospace & Defense — 6.08%			Diversified Financial Services (continued)
Boeing Co/The	136	$43,860	SEI Investments Co	590	$27,258
Curtiss-Wright Corp	326	33,291	T Rowe Price Group Inc	415	38,313
Harris Corp	274	36,894	TD Ameritrade Holding Corp	746	36,524
HEICO Corp	644	49,897	Visa Inc, Class A	241	31,798
Lockheed Martin Corp	85	22,256			$424,468
Northrop Grumman Corp	128	31,347
Raytheon Co	204	31,284	Electric — 0.63%
Teledyne Technologies Inc (a)	236	48,869	NextEra Energy Inc	176	30,592
		$297,698	Electrical Components & Equipment — 0.82%
			AMETEK Inc	590	39,943
Apparel — 2.61%
Columbia Sportswear Co	377	31,702	Electronics — 2.83%
PVH Corp	291	27,048	FLIR Systems Inc	883	38,446
Ralph Lauren Corp	400	41,384	Keysight Technologies Inc (a)	846	52,520
VF Corp	387	27,609	National Instruments Corp	570	25,866
			TE Connectivity Ltd	289	21,857
		$127,743
					$138,689
Banks — 1.59%
Comerica Inc	459	31,529	Energy-Alternate Sources — 0.35%
			First Solar Inc (a)	404	17,152
JPMorgan Chase & Co	262	25,576
Regions Financial Corp	1,550	20,739	Entertainment — 0.60%
		$77,844	Churchill Downs Inc	120	29,273
Beverages — 1.22%			Food — 1.14%
Brown-Forman Corp, Class B	824	39,206	Lamb Weston Holdings Inc	761	55,979
Constellation Brands Inc, Class A	126	20,263	Healthcare — Products — 5.33%
		$59,469	Abbott Laboratories	481	34,791
			ABIOMED Inc (a)	152	49,406
Chemicals — 1.17%
Eastman Chemical Co	425	31,072	Bio-Techne Corp	296	42,837
Westlake Chemical Corp	398	26,335	Cantel Medical Corp	258	19,208
			ICU Medical Inc (a)	175	40,185
		$57,407	Insulet Corp (a)	517	41,009
Commercial Services — 11.62%			ResMed Inc	292	33,250
2U Inc (a)	524	26,053			$260,686
ASGN Inc (a)	548	29,866
Bright Horizons Family Solutions Inc (a)	445	49,595	Healthcare — Services — 1.59%
Cimpress NV (a)	285	29,475	Chemed Corp	164	46,458
			Encompass Health Corp	512	31,590
Cintas Corp	169	28,390
CoStar Group Inc (a)	122	41,156			$78,048
FleetCor Technologies Inc (a)	143	26,558	Household Products — 0.78%
Grand Canyon Education Inc (a)	274	26,342	Estee Lauder Cos Inc/The, Class A	295	38,380
Moody’s Corp	278	38,931
S&P Global Inc	232	39,426	Insurance — 2.71%
Square Inc, Class A (a)	909	50,986	Fidelity National Financial Inc	720	22,637
Total System Services Inc	519	42,190	First American Financial Corp	491	21,918
United Rentals Inc (a)	255	26,145	Hanover Insurance Group Inc/The	380	44,373
Verisk Analytics Inc (a)	430	46,887	Progressive Corp/The	725	43,739
Weight Watchers International Inc (a)	703	27,101			$132,667
WEX Inc (a)	282	39,497	Internet — 7.30%
		$568,598	Amazon.com Inc (a)	31	46,561
			GoDaddy Inc (a)	729	47,837
Computers — 4.09%			GrubHub Inc (a)	441	33,873
Cognizant Technology Solutions Corp, Class A	358	22,726	IAC/InterActiveCorp (a)	283	51,800
DXC Technology Co	331	17,599	Netflix Inc (a)	150	40,149
EPAM Systems Inc (a)	252	29,234
			Palo Alto Networks Inc (a)	246	46,334
Fortinet Inc (a)	834	58,739
			VeriSign Inc (a)	243	36,035
NetApp Inc	716	42,724	Zendesk Inc (a)	934	54,518
Seagate Technology PLC	753	29,058
					$357,107
		$200,080
			Lodging — 2.59%
Distribution/Wholesale — 2.66%			Choice Hotels International Inc	360	25,769
Copart Inc (a)	867	41,425	Hilton Worldwide Holdings Inc	366	26,279
KAR Auction Services Inc	532	25,387	Hyatt Hotels Corp, Class A	588	39,749
Watsco Inc	248	34,507	Marriott International Inc, Class A	324	35,173
WW Grainger Inc	102	28,801
					$126,970
		$130,120
			Machinery — Construction & Mining — 0.35%
Diversified Financial Services — 8.67%			BWX Technologies Inc	454	17,356
BlackRock Inc	82	32,211
CME Group Inc	277	52,109	Machinery — Diversified — 2.71%
Credit Acceptance Corp (a)	135	51,538	Deere & Co	186	27,746
E*TRADE Financial Corp	797	34,972	IDEX Corp	310	39,141
LPL Financial Holdings Inc	725	44,283	Roper Technologies Inc	103	27,451
Mastercard Inc, Class A	253	47,728	Xylem Inc	574	38,297
Nasdaq Inc	340	27,734			$132,635

See accompanying notes.

     Schedule of Investments Principal Sustainable Momentum Index ETF

December 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	Portfolio Summary (unaudited)
Oil & Gas — 3.05%			Sector	Percent
Continental Resources Inc (a)	760	$30,544
			Consumer, Non-cyclical	25.32%
HollyFrontier Corp	916	46,826	Technology	19.78%
Marathon Petroleum Corp	612	36,114	Financial	15.60%
Valero Energy Corp	476	35,686	Industrial	14.88%
		$149,170	Consumer, Cyclical	10.11%
Pharmaceuticals — 3.64%			Communications	8.86%
Herbalife Nutrition Ltd (a)	909	53,586	Energy	3.40%
Nektar Therapeutics (a)	416	13,674	Basic Materials	1.17%
Sarepta Therapeutics Inc (a)	603	65,805	Utilities	0.63%
Zoetis Inc	529	45,251	Other Assets and Liabilities	0.25%
		$178,316	TOTAL NET ASSETS	100.00%
Real Estate — 1.42%
CBRE Group Inc, Class A (a)	935	37,437
Jones Lang LaSalle Inc	253	32,030
		$69,467
REITs — 1.21%
Rayonier Inc	1,253	34,696
Ryman Hospitality Properties Inc	370	24,675
		$59,371
Retail — 1.64%
Burlington Stores Inc (a)	216	35,137
Kohl’s Corp	684	45,376
		$80,513
Semiconductors — 2.08%
Intel Corp	860	40,360
IPG Photonics Corp (a)	124	14,048
Micron Technology Inc (a)	551	17,483
ON Semiconductor Corp (a)	1,805	29,801
		$101,692
Software — 13.62%
Adobe Inc (a)	205	46,379
ANSYS Inc (a)	183	26,158
Aspen Technology Inc (a)	562	46,185
Broadridge Financial Solutions Inc	403	38,789
Intuit Inc	258	50,787
Jack Henry & Associates Inc	239	30,238
Microsoft Corp	316	32,096
MSCI Inc	296	43,639
Paycom Software Inc (a)	413	50,572
PTC Inc (a)	574	47,585
RealPage Inc (a)	558	26,890
Red Hat Inc (a)	296	51,990
salesforce.com Inc (a)	248	33,969
ServiceNow Inc (a)	267	47,539
Splunk Inc (a)	292	30,616
SS&C Technologies Holdings Inc	836	37,712
Tyler Technologies Inc (a)	136	25,272
		$666,416
Telecommunications — 1.56%
Cisco Systems Inc	1,043	45,193
Motorola Solutions Inc	273	31,406
		$76,599
Transportation — 2.09%
CH Robinson Worldwide Inc	478	40,195
Old Dominion Freight Line Inc	301	37,171
XPO Logistics Inc (a)	434	24,755
		$102,121

TOTAL COMMON STOCKS		$4,882,569
Total Investments		$4,882,569
Other Assets and Liabilities — 0.25%			$12,170
TOTAL NET ASSETS — 100.00%		$4,894,739

(a) Non-Income Producing Security

See accompanying notes.

Schedule of Investments

Principal U.S. Mega-Cap Multi-Factor Index ETF

December 31, 2018 (unaudited)

COMMON STOCKS — 99.70%	Shares Held	Value	COMMON STOCKS (continued)	Shares Held	Value
Aerospace & Defense — 3.60%			Pharmaceuticals (continued)
Boeing Co/The	84,731	$27,325,747	Pfizer Inc	1,076,403	$46,984,991
United Technologies Corp	225,383	23,998,782			$176,697,053
		$51,324,529	Retail — 7.38%
Agriculture — 2.71%			Home Depot Inc/The	228,943	39,336,986
Altria Group Inc	258,507	12,767,661	McDonald’s Corp	283,613	50,361,161
Philip Morris International Inc	386,456	25,799,802	Walmart Inc	166,016	15,464,390
		$38,567,463			$105,162,537
Banks — 7.30%			Semiconductors — 1.60%
Bank of America Corp	1,069,634	26,355,782	Intel Corp	329,680	15,471,882
Citigroup Inc	439,239	22,866,782	NVIDIA Corp	55,478	7,406,313
JPMorgan Chase & Co	279,258	27,261,166			$22,878,195
Wells Fargo & Co	599,545	27,627,034
			Software — 6.74%
		$104,110,764	Adobe Inc (a)	57,753	13,066,038
Beverages — 5.60%			Microsoft Corp	275,521	27,984,668
Coca-Cola Co/The	1,026,981	48,627,551	Oracle Corp	919,805	41,529,196
PepsiCo Inc	281,859	31,139,782	salesforce.com Inc (a)	98,035	13,427,854
		$79,767,333			$96,007,756
Biotechnology — 2.08%			Telecommunications — 7.35%
Amgen Inc	152,019	29,593,539	AT&T Inc	938,416	26,782,393
			Cisco Systems Inc	647,726	28,065,967
Chemicals — 1.84%
			Verizon Communications Inc	888,623	49,958,385
DowDuPont Inc	490,004	26,205,414
					$104,806,745
Computers — 4.93%
Apple Inc	295,143	46,555,857	Transportation — 1.88%
International Business Machines Corp	208,394	23,688,146	Union Pacific Corp	193,518	26,749,993

		$70,244,003	TOTAL COMMON STOCKS		$1,420,865,270
Diversified Financial Services — 3.82%			Total Investments		$1,420,865,270
Mastercard Inc, Class A	141,553	26,703,973	Other Assets and Liabilities — 0.30%		$4,250,043
Visa Inc, Class A	209,949	27,700,671
			TOTAL NET ASSETS — 100.00%		$1,425,115,313
		$54,404,644
Electronics — 1.77%			(a) Non-income producing security
Honeywell International Inc	191,498	25,300,716

Healthcare — Products — 4.22%			Portfolio Summary (unaudited)
Abbott Laboratories	429,544	31,068,918	Sector		Percent
Medtronic PLC	320,340	29,138,126
			Consumer, Non-cyclical		33.80%
		$60,207,044	Communications		17.19%
Healthcare — Services — 3.12%			Technology		13.27%
UnitedHealth Group Inc	178,309	44,420,338	Financial		13.23%
			Industrial		9.25%
Household Products — 3.68%			Consumer, Cyclical		7.38%
Procter & Gamble Co/The	570,016	52,395,871	Energy		3.74%
Insurance — 2.11%			Basic Materials		1.84%
Berkshire Hathaway Inc, Class B (a)	147,177	30,050,600	Other Assets and Liabilities		0.30%

Internet — 6.71%			TOTAL NET ASSETS		100.00%
Alphabet Inc, Class A (a)	26,106	27,279,726
Amazon.com Inc (a)	29,805	44,766,216
Facebook Inc, Class A (a)	94,798	12,427,070
Netflix Inc (a)	41,672	11,153,927
		$95,626,939
Media — 3.12%
Comcast Corp, Class A	440,288	14,991,806
Walt Disney Co/The	269,472	29,547,605
		$44,539,411
Miscellaneous Manufacture — 2.00%
3M Co	149,552	28,495,638

Oil & Gas — 3.74%
Chevron Corp	257,694	28,034,530
Exxon Mobil Corp	370,644	25,274,215
		$53,308,745
Pharmaceuticals — 12.40%
AbbVie Inc	164,840	15,196,600
Eli Lilly & Co	293,654	33,981,641
Johnson & Johnson	228,061	29,431,272
Merck & Co Inc	668,794	51,102,549

See accompanying notes.

Schedule of Investments

Principal U.S. Small-Cap Multi-Factor Index ETF

December 31, 2018 (unaudited)

COMMON STOCKS — 99.64%	Shares Held	Value	COMMON STOCKS (continued)	Shares Held	Value
Aerospace & Defense — 0.73%			Banks (continued)
Aerovironment Inc (a)	15,072	$1,024,142	TriState Capital Holdings Inc (a)	17,877	$347,886
Kaman Corp	22,643	1,270,046	Triumph Bancorp Inc (a)	27,416	814,255
		$2,294,188	Trustmark Corp	56,316	1,601,064
			Veritex Holdings Inc (a)	27,227	582,113
Agriculture — 0.03%			Walker & Dunlop Inc	20,953	906,217
Turning Point Brands Inc	3,804	103,545	WesBanco Inc	20,683	758,859
Airlines — 1.08%					$30,106,860
Allegiant Travel Co	6,429	644,314	Beverages — 0.54%
SkyWest Inc	9,236	410,725	Boston Beer Co Inc/The, Class A (a)	7,095	1,708,760
Spirit Airlines Inc (a)	40,475	2,344,312
			Biotechnology — 3.06%
		$3,399,351	Adverum Biotechnologies Inc (a)	12,880	40,572
Apparel — 1.76%			Arrowhead Pharmaceuticals Inc (a)	31,690	393,590
Deckers Outdoor Corp (a)	23,340	2,986,353	Cambrex Corp (a)	24,223	914,660
Oxford Industries Inc	11,445	813,053	ChemoCentryx Inc (a)	4,862	53,044
Steven Madden Ltd	56,662	1,714,592	CRISPR Therapeutics AG (a)	32,894	939,782
			Emergent BioSolutions Inc (a)	16,825	997,386
		$5,513,998
			Halozyme Therapeutics Inc (a)	50,192	734,309
Auto Parts & Equipment — 0.62%			ImmunoGen Inc (a)	73,643	353,486
Altra Industrial Motion Corp	67,375	1,694,481	Innoviva Inc (a)	47,085	821,633
Douglas Dynamics Inc	7,290	261,638	Intercept Pharmaceuticals Inc (a)	12,791	1,289,205
		$1,956,119	Myriad Genetics Inc (a)	28,536	829,542
			NeoGenomics Inc (a)	30,192	380,721
Banks — 9.59%			Palatin Technologies Inc (a)	37,356	26,463
Allegiance Bancshares Inc (a)	3,006	97,304
			PDL BioPharma Inc (a)	75,716	219,576
BancFirst Corp	5,109	254,939	PTC Therapeutics Inc (a)	29,114	999,193
Banner Corp	25,628	1,370,585	Retrophin Inc (a)	12,850	290,796
Baycom Corp (a)	6,179	142,673
			Vericel Corp (a)	16,255	282,837
Blue Hills Bancorp Inc	9,446	201,578	XOMA Corp (a)	2,117	26,780
Camden National Corp	2,786	100,212
Cathay General Bancorp	51,484	1,726,259			$9,593,575
CBTX Inc	11,383	334,660	Chemicals — 1.21%
City Holding Co	8,334	563,295	American Vanguard Corp	7,400	112,406
Community Bank System Inc	28,819	1,680,148	Balchem Corp	8,616	675,064
ConnectOne Bancorp Inc	15,010	277,235	Innospec Inc	8,627	532,803
Enterprise Financial Services Corp	13,983	526,180	PQ Group Holdings Inc (a)	23,323	345,414
Equity Bancshares Inc, Class A (a)	8,817	310,799	Sensient Technologies Corp	25,794	1,440,595
FB Financial Corp	10,822	378,986	Stepan Co	9,419	697,006
Financial Institutions Inc	10,226	262,808			$3,803,288
First Bancshares Inc/The	4,770	144,293
			Coal — 0.88%
First Commonwealth Financial Corp	52,051	628,776
			Arch Coal Inc, Class A	18,899	1,568,428
First Financial Corp	3,504	140,686	Warrior Met Coal Inc	49,398	1,190,986
First Interstate BancSystem Inc, Class A	27,209	994,761
First Merchants Corp	17,847	611,617			$2,759,414
First Mid-Illinois Bancshares Inc	4,347	138,756	Commercial Services — 5.04%
First Midwest Bancorp Inc	56,429	1,117,859	Aaron’s Inc	15,418	648,327
Franklin Financial Network Inc (a)	13,847	365,145	Adtalem Global Education Inc (a)	15,970	755,700
Great Western Bancorp Inc	27,137	848,031	Barrett Business Services Inc	1,937	110,893
Hanmi Financial Corp	18,300	360,510	BG Staffing Inc	5,393	111,365
Heartland Financial USA Inc	25,845	1,135,888	Care.com Inc (a)	6,022	116,285
Heritage Commerce Corp	24,948	282,910	Carriage Services Inc	6,165	95,558
Heritage Financial Corp	49,609	1,474,380	Cass Information Systems Inc	3,331	176,277
Horizon Bancorp Inc	11,741	185,273	CBIZ Inc (a)	26,829	528,531
Independent Bank Corp	10,496	737,974	CorVel Corp (a)	2,059	127,081
Independent Bank Group Inc	27,997	1,281,423	CRA International Inc	3,442	146,457
Lakeland Bancorp Inc	17,368	257,220	Deluxe Corp	42,969	1,651,728
Lakeland Financial Corp	11,070	444,571	Ennis Inc	6,471	124,567
LegacyTexas Financial Group Inc	25,250	810,273	EVERTEC Inc	36,020	1,033,774
Live Oak Bancshares Inc	14,609	216,359	Forrester Research Inc	3,565	159,356
Luther Burbank Corp	9,827	88,640	FTI Consulting Inc (a)	24,347	1,622,484
Merchants Bancorp	5,505	109,880	Hackett Group Inc/The	7,961	127,456
Metropolitan Bank Holding Corp (a)	2,637	81,352	HMS Holdings Corp (a)	21,543	606,005
NBT Bancorp Inc	11,042	381,943	ICF International Inc	8,182	530,030
Old Line Bancshares Inc	13,482	354,846	Kforce Inc	14,571	450,535
			LiveRamp Holdings Inc (a)	22,067	852,448
Old Second Bancorp Inc	13,050	169,650
Opus Bank	17,466	342,159	Medifast Inc	8,319	1,040,041
Peoples Bancorp Inc	6,002	180,660	Monro Inc	10,757	739,544
Preferred Bank	18,597	806,180	Navigant Consulting Inc	18,403	442,592
S&T Bancorp Inc	11,836	447,874	Nutrisystem Inc	37,798	1,658,576
			Paylocity Holding Corp (a)	15,566	937,229
Seacoast Banking Corp of Florida (a)	21,317	554,668
ServisFirst Bancshares Inc	14,536	463,262	Strategic Education Inc	4,759	539,766
			Vectrus Inc (a)	3,398	73,329
Sierra Bancorp	6,717	161,410
			Viad Corp	8,387	420,105
Southside Bancshares Inc	15,988	507,619
Sterling Bancorp Inc	6,037	41,957			$15,826,039

See accompanying notes.

Schedule of Investments

Principal U.S. Small-Cap Multi-Factor Index ETF

December 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	COMMON STOCKS (continued)	Shares Held	Value
Computers — 1.59%			Engineering & Construction — 1.61%
ExlService Holdings Inc (a)	13,674	$719,526	Comfort Systems USA Inc	21,276	$929,336
Insight Enterprises Inc (a)	16,116	656,727	Exponent Inc	15,461	784,027
Presidio Inc	11,791	153,873	KBR Inc	131,521	1,996,489
Qualys Inc (a)	20,408	1,525,294	NV5 Global Inc (a)	4,140	250,677
Unisys Corp (a)	45,867	533,433	TopBuild Corp (a)	24,010	1,080,450
Varonis Systems Inc (a)	18,155	960,399
					$5,040,979
Virtusa Corp (a)	10,377	441,956
			Entertainment — 0.63%
		$4,991,208	Eldorado Resorts Inc (a)	40,886	1,480,482
Construction Materials — 1.51%			International Speedway Corp, Class A	10,517	461,276
Boise Cascade Co	35,129	837,827	RCI Hospitality Holdings Inc	1,736	38,765
Continental Building Products Inc (a)	25,508	649,178
					$1,980,523
Gibraltar Industries Inc (a)	8,711	310,024
PGT Innovations Inc (a)	40,981	649,549	Environmental Control — 0.60%
			Evoqua Water Technologies Corp (a)	63,581	610,378
Simpson Manufacturing Co Inc	11,291	611,182
Summit Materials Inc, Class A (a)	136,467	1,692,191	Tetra Tech Inc	19,426	1,005,684
			US Ecology Inc	4,194	264,138
		$4,749,951
					$1,880,200
Distribution/Wholesale — 0.91%
Dorman Products Inc (a)	9,168	825,303	Food — 0.98%
G-III Apparel Group Ltd (a)	27,460	765,859	Calavo Growers Inc	10,921	796,796
Nexeo Solutions Inc (a)	29,189	250,734	Chefs’ Warehouse Inc/The (a)	7,294	233,262
Systemax Inc	7,054	168,520	John B Sanfilippo & Son Inc	5,437	302,624
			Simply Good Foods Co/The (a)	24,034	454,243
Triton International Ltd	27,408	851,567
			Sprouts Farmers Market Inc (a)	55,481	1,304,358
		$2,861,983
					$3,091,283
Diversified Financial Services — 4.20%
Blucora Inc (a)	18,638	496,516	Forest Products & Paper — 0.28%
Cohen & Steers Inc	15,329	526,091	Neenah Inc	10,037	591,380
Diamond Hill Investment Group Inc	1,606	240,017	Schweitzer-Mauduit International Inc	10,976	274,949
Enova International Inc (a)	21,249	413,506			$866,329
Federated Investors Inc, Class B	95,011	2,522,542	Gas — 0.17%
FRP Holdings Inc (a)	1,775	81,668
			Chesapeake Utilities Corp	6,539	531,621
Hamilton Lane Inc, Class A	17,524	648,388
Houlihan Lokey Inc	35,519	1,307,099	Hand/Machine Tools — 0.12%
Legg Mason Inc	88,725	2,263,375	Franklin Electric Co Inc	8,426	361,307
Moelis & Co, Class A	47,767	1,642,229	Healthcare — Products — 6.58%
PennyMac Financial Services Inc	8,131	172,865	AngioDynamics Inc (a)	10,161	204,541
PJT Partners Inc, Class A	10,848	420,469	Apxy Medical Corp	4,562	29,562
Regional Management Corp (a)	5,123	123,208
			AtriCure Inc (a)	7,886	241,312
TPG RE Finance Trust Inc	59,844	1,093,948	Atrion Corp	368	272,717
Waddell & Reed Financial Inc, Class A	67,796	1,225,752	Avanos Medical Inc (a)	15,870	710,817
		$13,177,673	BioLife Solutions Inc (a)	7,226	86,929
			BioTelemetry Inc (a)	14,864	887,678
Electric — 1.32%
Ameresco Inc, Class A (a)	6,136	86,517	Cardiovascular Systems Inc (a)	13,636	388,490
			CareDx Inc (a)	10,420	261,959
Black Hills Corp	47,615	2,989,270
			Cerus Corp (a)	43,511	220,601
Clearway Energy Inc	62,516	1,078,401
			CONMED Corp	12,384	795,053
		$4,154,188	CryoLife Inc (a)	6,539	185,577
Electrical Components & Equipment — 1.27%			CytoSorbents Corp (a)	8,643	69,835
Encore Wire Corp	5,178	259,832	Genomic Health Inc (a)	15,449	995,070
EnerSys	17,344	1,346,068	Glaukos Corp (a)	9,371	526,369
Generac Holdings Inc (a)	44,076	2,190,577	Integer Holdings Corp (a)	18,392	1,402,574
Insteel Industries Inc	7,290	177,001	Invacare Corp	22,579	97,090
			iRadimed Corp (a)	2,656	64,966
		$3,973,478
			iRhythm Technologies Inc (a)	11,165	775,744
Electronics — 1.61%			LeMaitre Vascular Inc	6,292	148,743
Alarm.com Holdings Inc (a)	26,857	1,393,073
			Luminex Corp	9,612	222,133
Atkore International Group Inc (a)	22,745	451,261
			Meridian Bioscience Inc	14,449	250,835
Badger Meter Inc	9,205	452,978	Merit Medical Systems Inc (a)	27,150	1,515,241
Brady Corp, Class A	18,932	822,785	NanoString Technologies Inc (a)	7,767	115,185
Comtech Telecommunications Corp	7,062	171,889	Novocure Ltd (a)	21,657	725,076
Control4 Corp (a)	15,102	265,795
			NuVasive Inc (a)	30,513	1,512,224
Napco Security Technologies Inc (a)	2,978	46,903
			Orthofix Medical Inc (a)	6,333	332,419
Stoneridge Inc (a)	14,238	350,967
			Patterson Cos Inc	113,245	2,226,397
Vishay Precision Group Inc (a)	3,811	115,206
			Quidel Corp (a)	12,994	634,367
Watts Water Technologies Inc, Class A	15,105	974,726	Repligen Corp (a)	24,601	1,297,457
		$5,045,583	STAAR Surgical Co (a)	14,050	448,335
			Surmodics Inc (a)	5,031	237,765
Energy-Alternate Sources — 0.48%
			Tactile Systems Technology Inc (a)	6,401	291,566
Amyris Inc (a)	25,429	84,933
			Tandem Diabetes Care Inc (a)	63,391	2,406,956
Pattern Energy Group Inc, Class A	58,085	1,081,543
TPI Composites Inc (a)	13,719	337,213	Utah Medical Products Inc	918	76,267
		$1,503,689			$20,657,850

See accompanying notes.

Schedule of Investments

Principal U.S. Small-Cap Multi-Factor Index ETF

December 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	COMMON STOCKS (continued)	Shares Held	Value
Healthcare — Services — 2.38%			Leisure Time (continued)
Addus HomeCare Corp (a)	7,542	$511,951	MasterCraft Boat Holdings Inc (a)	5,454	$101,990
Amedisys Inc (a)	17,237	2,018,625
					$2,339,620
American Renal Associates Holdings Inc (a)	4,437	51,114
Ensign Group Inc/The	13,773	534,255	Lodging — 0.05%
Invitae Corp (a)	21,906	242,280	Marcus Corp/The	4,054	160,133
LHC Group Inc (a)	17,173	1,612,201	Machinery — Diversified — 0.99%
Medpace Holdings Inc (a)	16,272	861,277	Applied Industrial Technologies Inc	16,588	894,757
National HealthCare Corp	2,909	228,211	Cactus Inc, Class A (a)	26,089	715,099
R1 RCM Inc (a)	19,164	152,354	Chart Industries Inc (a)	11,629	756,234
RadNet Inc (a)	12,087	122,925	CSW Industrials Inc (a)	7,374	356,533
Select Medical Holdings Corp (a)	35,771	549,085
			Kadant Inc	4,713	383,921
Surgery Partners Inc (a)	12,321	120,623
Triple-S Management Corp, Class B (a)	7,553	131,347			$3,106,544
US Physical Therapy Inc	3,281	335,810	Media — 2.27%
			AMC Networks Inc, Class A (a)	34,120	1,872,505
		$7,472,058
			Gray Television Inc (a)	28,174	415,285
Home Builders — 0.33%			John Wiley & Sons Inc, Class A	12,375	581,254
Cavco Industries Inc (a)	3,394	442,510
			Nexstar Media Group Inc	27,337	2,149,782
Winnebago Industries Inc	25,011	605,516	World Wrestling Entertainment Inc, Class A	28,325	2,116,444
		$1,048,026			$7,135,270
Home Furnishings — 0.30%			Metal Fabrication & Hardware — 0.62%
Sleep Number Corp (a)	29,541	937,336
			Advanced Drainage Systems Inc	20,696	501,878
Household Products — 0.15%			Rexnord Corp (a)	62,712	1,439,240
Inter Parfums Inc	7,400	485,218			$1,941,118
Household Products/Wares — 1.07%			Mining — 0.36%
ACCO Brands Corp	42,880	290,726	Covia Holdings Corp (a)	33,287	113,841
Helen of Troy Ltd (a)	13,639	1,789,164	Kaiser Aluminum Corp	11,482	1,025,228
WD-40 Co	7,031	1,288,501			$1,139,069
		$3,368,391	Miscellaneous Manufacture — 2.01%
Insurance — 2.89%			ESCO Technologies Inc	8,305	547,715
American Equity Investment Life Holding Co	69,267	1,935,320	Fabrinet (a)	31,768	1,630,016
FBL Financial Group Inc, Class A	1,939	127,295	Federal Signal Corp	11,392	226,701
FedNat Holding Co	5,884	117,209	Harsco Corp (a)	31,366	622,929
HCI Group Inc	4,460	226,613	Hillenbrand Inc	16,646	631,383
Health Insurance Innovations Inc, Class A (a)	10,904	291,464	Myers Industries Inc	8,944	135,144
Horace Mann Educators Corp	14,655	548,830	Proto Labs Inc (a)	8,804	993,003
Kinsale Capital Group Inc	7,652	425,145	Raven Industries Inc	5,866	212,290
Mercury General Corp	25,354	1,311,055	Standex International Corp	2,941	197,576
National General Holdings Corp	22,805	552,109	Tredegar Corp	5,093	80,775
NMI Holdings Inc, Class A (a)	23,894	426,508	Trinseo SA	22,450	1,027,761
RLI Corp	24,436	1,685,840			$6,305,293
Safety Insurance Group Inc	5,208	426,067
United Fire Group Inc	6,625	367,356	Office & Business Equipment — 0.32%
Universal Insurance Holdings Inc	16,951	642,782	Pitney Bowes Inc	170,267	1,006,278
		$9,083,593	Office Furnishings — 0.48%
Internet — 2.12%			Herman Miller Inc	27,396	828,729
Cogent Communications Holdings Inc	19,614	886,749	Interface Inc	27,799	396,136
HealthStream Inc	8,318	200,880	Knoll Inc	17,602	290,081
Match Group Inc	49,693	2,125,370			$1,514,946
New Media Investment Group Inc	29,008	335,622	Oil & Gas — 2.48%
NIC Inc	32,233	402,268	Callon Petroleum Co (a)	138,418	898,333
Perficient Inc (a)	16,492	367,112
			Carrizo Oil & Gas Inc (a)	84,909	958,623
Shutterfly Inc (a)	42,223	1,699,898
			CVR Energy Inc	26,765	922,857
Shutterstock Inc	12,649	455,490	Denbury Resources Inc (a)	239,591	409,701
TechTarget Inc (a)	16,068	196,190
			Evolution Petroleum Corp	6,975	47,569
		$6,669,579	Gulfport Energy Corp (a)	135,120	885,036
Investment Companies — 0.18%			Mammoth Energy Services Inc	14,451	259,829
			Par Pacific Holdings Inc (a)	8,892	126,089
B. Riley Financial Inc	4,539	64,454
			Penn Virginia Corp (a)	7,408	400,476
Newtek Business Services Corp	9,491	165,523
			Southwestern Energy Co (a)	542,184	1,848,847
TCG BDC Inc	27,073	335,705
			SRC Energy Inc (a)	116,808	548,998
		$565,682	Unit Corp (a)	12,521	178,800
Iron & Steel — 0.21%			VAALCO Energy Inc (a)	12,222	17,966
Carpenter Technology Corp	18,232	649,242	W&T Offshore Inc (a)	68,186	280,926

Leisure Time — 0.75%					$7,784,050
Acushnet Holdings Corp	17,803	375,109	Oil & Gas Services — 0.49%
Callaway Golf Co	69,277	1,059,938	Archrock Inc	36,744	275,212
Fox Factory Holding Corp (a)	8,067	474,904	FTS International Inc (a)	20,727	147,369
Johnson Outdoors Inc, Class A	1,288	75,657	Matrix Service Co (a)	6,324	113,453
Malibu Boats Inc, Class A (a)	7,242	252,022

See accompanying notes.

Schedule of Investments

Principal U.S. Small-Cap Multi-Factor Index ETF

December 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	COMMON STOCKS (continued)	Shares Held	Value
Oil & Gas Services (continued)			Retail (continued)
Oceaneering International Inc (a)	54,954	$664,943	PC Connection Inc	4,377	$130,128
SEACOR Holdings Inc (a)	9,146	338,402	PetIQ Inc (a)	20,548	482,262
		$1,539,379	PetMed Express Inc	19,321	449,407
			RH (a)	20,920	2,506,634
Pharmaceuticals — 2.59%			Ruth’s Hospitality Group Inc	7,498	170,430
Antares Pharma Inc (a)	41,855	113,846
			Shoe Carnival Inc	8,134	272,570
BioSpecifics Technologies Corp (a)	1,127	68,296
			Tailored Brands Inc	36,268	494,696
Concert Pharmaceuticals Inc (a)	5,978	75,024
			Tilly’s Inc, Class A	8,550	92,853
Corcept Therapeutics Inc (a)	51,892	693,277
			Wingstop Inc	13,885	891,278
Enanta Pharmaceuticals Inc (a)	9,436	668,352	Zumiez Inc (a)	13,740	263,396
Endo International PLC (a)	101,162	738,483
Heska Corp (a)	1,954	168,239			$19,378,915
Horizon Pharma PLC (a)	64,262	1,255,679	Savings & Loans — 1.44%
Momenta Pharmaceuticals Inc (a)	16,163	178,439	Axos Financial Inc (a)	44,184	1,112,553
MyoKardia Inc (a)	11,052	540,001	First Defiance Financial Corp	6,566	160,933
Owens & Minor Inc	31,149	197,173	Meridian Bancorp Inc	24,239	347,102
Phibro Animal Health Corp, Class A	9,017	289,987	Northfield Bancorp Inc	9,121	123,590
Premier Inc, Class A (a)	31,527	1,177,533	Northwest Bancshares Inc	81,331	1,377,747
Sorrento Therapeutics Inc (a)	48,389	116,134	Washington Federal Inc	52,405	1,399,737
Supernus Pharmaceuticals Inc (a)	31,271	1,038,823
					$4,521,662
USANA Health Sciences Inc (a)	6,849	806,333
			Semiconductors — 1.74%
		$8,125,619	Brooks Automation Inc	19,647	514,359
Pipelines — 0.18%			Cabot Microelectronics Corp	15,455	1,473,634
SemGroup Corp, Class A	40,073	552,206	Cohu Inc	12,192	195,925
			Nanometrics Inc (a)	19,152	523,424
Private Equity — 0.59%			Power Integrations Inc	14,030	855,549
Kennedy-Wilson Holdings Inc	101,111	1,837,187	Semtech Corp (a)	22,793	1,045,515
Real Estate — 1.17%			SMART Global Holdings Inc (a)	28,804	855,479
Marcus & Millichap Inc (a)	26,938	924,781
					$5,463,885
McGrath RentCorp	11,107	571,788
Realogy Holdings Corp	134,242	1,970,673	Software — 4.83%
			Alteryx Inc, Class A (a)	31,372	1,865,693
RMR Group Inc/The, Class A	3,635	192,946
			Appfolio Inc, Class A (a)	6,020	356,504
		$3,660,188	Apptio Inc, Class A (a)	24,509	930,362
REITs — 6.11%			Bottomline Technologies de Inc (a)	22,927	1,100,496
AG Mortgage Investment Trust Inc	35,043	558,235	Cornerstone OnDemand Inc (a)	33,679	1,698,432
Alexander’s Inc	851	259,334	CSG Systems International Inc	16,574	526,556
Apollo Commercial Real Estate Finance Inc	146,763	2,445,072	Ebix Inc	13,507	574,858
Arbor Realty Trust Inc	154,660	1,557,426	Envestnet Inc (a)	19,071	938,102
Ares Commercial Real Estate Corp	19,068	248,647	Manhattan Associates Inc (a)	34,861	1,477,061
Braemar Hotels & Resorts Inc	14,642	130,753	ManTech International Corp, Class A	12,310	643,751
CareTrust REIT Inc	71,361	1,317,324	Monotype Imaging Holdings Inc	20,221	313,830
Chesapeake Lodging Trust	39,801	969,154	Omnicell Inc (a)	17,282	1,058,350
CorEnergy Infrastructure Trust Inc	8,868	293,354	Progress Software Corp	19,172	680,414
Four Corners Property Trust Inc	33,175	869,185	QAD Inc, Class A	2,903	114,175
Hersha Hospitality Trust	44,730	784,564	Simulations Plus Inc	2,764	55,004
KKR Real Estate Finance Trust Inc	36,288	694,915	SPS Commerce Inc (a)	8,592	707,809
National Health Investors Inc	27,182	2,053,328	Tabula Rasa HealthCare Inc (a)	11,748	749,052
NexPoint Residential Trust Inc	6,464	226,563	Upland Software Inc (a)	13,859	376,688
PennyMac Mortgage Investment Trust	70,420	1,311,220	Verint Systems Inc (a)	23,675	1,001,689
Redwood Trust Inc	170,506	2,569,526			$15,168,826
Tanger Factory Outlet Centers Inc	121,019	2,447,004
Western Asset Mortgage Capital Corp	54,453	454,138	Storage/Warehousing — 0.11%
			Mobile Mini Inc	10,386	329,756
		$19,189,742
Retail — 6.17%			Telecommunications — 2.39%
			CalAmp Corp (a)	30,535	397,260
America’s Car-Mart Inc (a)	1,563	113,239
			Casa Systems Inc (a)	26,419	346,881
BJ’s Restaurants Inc	13,027	658,775
Bloomin’ Brands Inc	61,332	1,097,230	Consolidated Communications Holdings Inc	30,693	303,247
Bojangles’ Inc (a)	7,278	117,030	InterDigital Inc	28,183	1,872,197
			Iridium Communications Inc (a)	49,401	911,448
Boot Barn Holdings Inc (a)	16,748	285,218
Brinker International Inc	43,169	1,898,573	Plantronics Inc	30,120	996,972
Caleres Inc	12,942	360,176	Shenandoah Telecommunications Co	9,704	429,402
Cheesecake Factory Inc/The	30,728	1,336,975	Switch Inc, Class A	49,528	346,696
Chico’s FAS Inc	86,684	487,164	Telephone & Data Systems Inc	30,805	1,002,395
			Vonage Holdings Corp (a)	104,405	911,456
Citi Trends Inc	2,993	61,027
Container Store Group Inc/The (a)	4,331	20,659			$7,517,954
Dave & Buster’s Entertainment Inc	31,578	1,407,116	Textiles — 0.38%
Dick’s Sporting Goods Inc	78,051	2,435,191	UniFirst Corp	8,281	1,184,763
DSW Inc, Class A	39,503	975,724
Duluth Holdings Inc, Class B (a)	4,953	124,964	Transportation — 1.54%
Group 1 Automotive Inc	10,977	578,707	ArcBest Corp	14,487	496,325
La-Z-Boy Inc	20,887	578,779	Forward Air Corp	11,577	634,999
National Vision Holdings Inc (a)	38,648	1,088,714	Marten Transport Ltd	19,786	320,335

See accompanying notes.

Schedule of Investments

Principal U.S. Small-Cap Multi-Factor Index ETF

December 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value
Transportation (continued)
Matson Inc	19,500	$624,390
PAM Transportation Services Inc (a)	509	20,060
Saia Inc (a)	15,627	872,299
Universal Logistics Holdings Inc	6,344	114,763
Werner Enterprises Inc	59,508	1,757,866
		$4,841,037
Trucking & Leasing — 0.73%
GATX Corp	17,518	1,240,449
Greenbrier Cos Inc/The	26,977	1,066,671
		$2,307,120
Water — 0.82%
American States Water Co	28,709	1,924,651
SJW Group	11,495	639,352
		$2,564,003

TOTAL COMMON STOCKS		$312,826,670
Total Investments		$312,826,670
Other Assets and Liabilities — 0.36%		$1,123,312
TOTAL NET ASSETS — 100.00%		$313,949,982

(a) Non-Income Producing Security

Portfolio Summary (unaudited)
Sector		Percent
Financial		26.16%
Consumer, Non-cyclical		22.44%
Consumer, Cyclical		13.57%
Industrial		13.33%
Technology		8.48%
Communications		6.79%
Energy		4.50%
Utilities		2.31%
Basic Materials		2.06%
Other Assets and Liabilities		0.36%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Financial Highlights
Principal Exchange-Traded Funds
(unaudited)

Principal Active Global Dividend Income ETF

For a share outstanding for the year ended June 30 (except as noted):

	Period ended		Year ended	Period ended
	December 31, 2018 (b)		June 30, 2018	June 30, 2017 (a)
Net asset value, beginning of period	$27.56		$25.36	$25.00
Investment Operations:
Net investment income (loss) (c)	0.28		0.69	0.17
Net realized and change in unrealized gain (loss)	(2.71)		2.15	0.19
Total from investment operations	(2.43)		2.84	0.36
Dividends and Distributions to Shareholders from:
Net investment income	(0.53)		(0.51)	—
Net realized gains	(0.30)		(0.13)	—
Total dividends and distributions to stockholders	(0.83)		(0.64)	—
Net asset value, end of period	$24.30		$27.56	$25.36
Total Return:	(8.95	)% (d)	11.24%	1.43% (d)
Ratios/Supplemental Data:
Net assets, end of period (000s)	$628,197		$705,435	$428,567
Ratio of expenses to average net assets	0.58	% (e)	0.58%	0.58% (e)
Ratio of net investment income (loss) to average net assets	2.03	% (e)	2.51%	4.56% (e)
Portfolio turnover rate (f)	37.1	% (e)	22.0%	0.0% (e)

(a)	Period from May 9, 2017, date operations commenced, through June 30, 2017.
(b)	Six months ended December 31, 2018.
(c)	Calculated on average shares outstanding during the period.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Portfolio turnover rate excludes in-kind transactions.

See accompanying notes.

Financial Highlights
Principal Exchange-Traded Funds
(unaudited)

Principal Contrarian Value Index ETF

For a share outstanding for the period ended June 30 (except as noted):

	Period ended	Period ended
	December 31, 2018 (b)	June 30, 2018 (a)
Net asset value, beginning of period	$26.12	$25.00
Investment Operations:
Net investment income (loss) (c)	0.21	0.26
Net realized and change in unrealized gain (loss)	(3.64)	1.03
Total from investment operations	(3.43)	1.29
Dividends and Distributions to Shareholders from:
Net investment income	(0.30)	(0.17)
Total dividends and distributions to stockholders	(0.30)	(0.17)
Net asset value, end of period	$22.39	$26.12
Total Return: (d)	(13.24)%	5.15%
Ratios/Supplemental Data:
Net assets, end of period (000s)	$3,359	$3,918
Ratio of expenses to average net assets (e)	0.29%	0.29%
Ratio of net investment income (loss) to average net assets (e)	1.60%	1.44%
Portfolio turnover rate (e)(f)	8.7%	61.6%

(a)	Period from October 18, 2017, date operations commenced, through June 30, 2018.
(b)	Six months ended December 31, 2018.
(c)	Calculated on average shares outstanding during the period.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Portfolio turnover rate excludes in-kind transactions.

See accompanying notes.

Financial Highlights
Principal Exchange-Traded Funds
	(unaudited)

Principal EDGE Active Income ETF

For a share outstanding for the year ended June 30 (except as noted):

	Period ended		Year ended		Year ended		Period ended
	December 31, 2018 (b)		June 30, 2018		June 30, 2017		June 30, 2016 (a)
Net asset value, beginning of period	$40.27		$41.31		$39.12		$40.00
Investment Operations:
Net investment income (loss) (c)	1.67		1.78		1.95		2.13
Net realized and change in unrealized gain (loss)	(3.24)		(0.50)		2.22		(1.39)
Total from investment operations	(1.57)		1.28		4.17		0.74
Dividends and Distributions to Shareholders from:
Net investment income	(1.11)		(1.87)		(1.98)		(1.62)
Net realized gains	(0.34)		(0.45)		—		—
Total dividends and distributions to stockholders	(1.45)		(2.32)		(1.98)		(1.62)
Net asset value, end of period	$37.25		$40.27		$41.31		$39.12
Total Return:	(4.09	)% (d)	3.10%		10.92%		2.13	% (d)
Ratios/Supplemental Data:
Net assets, end of period (000s)	$280,341		$292,267		$286,084		$265,013
Ratio of expenses to average net assets	0.65	% (f)	0.65	% (e)	0.77	% (e)	0.85% (e)(f)
Ratio of gross expenses to average net assets	0.65	% (f)	0.68%		0.80%		1.34	% (f)
Ratio of net investment income (loss) to average net assets	8.36	% (f)	4.34%		4.82%		5.99	% (f)
Portfolio turnover rate (g)	22.6	% (f)	11.0%		30.7%		34.3	% (f)

(a)	Period from July 8, 2015, date operations commenced, through June 30, 2016.
(b)	Six months ended December 31, 2018.
(c)	Calculated on average shares outstanding during the period.
(d)	Total return amounts have not been annualized.
(e)	Includes Reimbursements from the Manager.
(f)	Computed on an annualized basis.
(g)	Portfolio turnover rate excludes in-kind transactions.

See accompanying notes.

Financial Highlights
Principal Exchange-Traded Funds
(unaudited)

Principal Healthcare Innovators Index ETF

For a share outstanding for the year ended June 30 (except as noted):

	Period ended		Year ended	Period ended
December 31, 2018 (b)			June 30, 2018	June 30, 2017 (a)
Net asset value, beginning of period	$34.74		$28.56	$25.00
Investment Operations:
Net investment income (loss) (c)	(0.06)		(0.12)	(0.08)
Net realized and change in unrealized gain (loss)	(6.91)		6.35	3.64
Total from investment operations	(6.97)		6.23	3.56
Dividends and Distributions to Shareholders from:
Net realized gains	—		(0.05)	—
Total dividends and distributions to stockholders	—		(0.05)	—
Net asset value, end of period	$27.77		$34.74	$28.56
Total Return:	(20.06	)% (d)	21.83%	14.24	% (d)
Ratios/Supplemental Data:
Net assets, end of period (000s)	$44,426		$52,104	$7,140
Ratio of expenses to average net assets	0.42	% (e)	0.42%	0.42	% (e)
Ratio of net investment income (loss) to average net assets	(0.38	)% (e)	(0.38)%	(0.32	)% (e)
Portfolio turnover rate (f)	27.9	% (e)	33.6%	18.2	% (e)

(a)	Period from August 19, 2016, date operations commenced, through June 30, 2017.
(b)	Six months ended December 31, 2018.
(c)	Calculated on average shares outstanding during the period.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Portfolio turnover rate excludes in-kind transactions.

See accompanying notes.

Financial Highlights
Principal Exchange-Traded Funds
(unaudited)

Principal International Multi-Factor Index ETF

For a share outstanding for the period ended June 30 (except as noted):

	Period ended	Period ended
	December 31, 2018 (b)	June 30, 2018 (a)
Net asset value, beginning of period	$99.34	$100.00
Investment Operations:
Net investment income (loss) (c)	0.74	1.79
Net realized and change in unrealized gain (loss)	(13.48)	(1.75)
Total from investment operations	(12.74)	0.04
Dividends and Distributions to Shareholders from:
Net investment income	(1.87)	(0.70)
Total dividends and distributions to stockholders	(1.87)	(0.70)
Net asset value, end of period	$84.73	$99.34
Total Return: (d)	(13.02)%	0.04%
Ratios/Supplemental Data:
Net assets, end of period (000s)	$12,710	$14,901
Ratio of expenses to average net assets (e)	0.39%	0.39%
Ratio of net investment income (loss) to average net assets (e)	1.57%	2.74%
Portfolio turnover rate (e)(f)	54.7%	54.1%

(a)	Period from November 8, 2017, date operations commenced, through June 30, 2018.
(b)	Six months ended December 31, 2018.
(c)	Calculated on average shares outstanding during the period.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Portfolio turnover rate excludes in-kind transactions.

See accompanying notes.

Financial Highlights
Principal Exchange-Traded Funds
(unaudited)

Principal Investment Grade Corporate Active ETF

For a share outstanding for the period ended June 30 (except as noted):

	Period ended	Period ended
	December 31, 2018 (b)	June 30, 2018 (a)
Net asset value, beginning of period	$24.59	$25.00
Investment Operations:
Net investment income (loss) (c)	0.49	0.19
Net realized and change in unrealized gain (loss)	(0.49)	(0.52)
Total from investment operations	—	(0.33)
Dividends and Distributions to Shareholders from:
Net investment income	(0.57)	(0.08)
Net realized gains	(0.02)	—
Total dividends and distributions to stockholders	(0.59)	(0.08)
Net asset value, end of period	$24.00	$24.59
Total Return: (d)	(0.01)%	(1.32)%
Ratios/Supplemental Data:
Net assets, end of period (000s)	$223,222	$228,710
Ratio of expenses to average net assets (e)	0.26%	0.26%
Ratio of net investment income (loss) to average net assets (e)	3.97%	3.83%
Portfolio turnover rate (e)(f)	79.9%	47.8%

(a)	Period from April 18, 2018, date operations commenced, through June 30, 2018.
(b)	Six months ended December 31, 2018.
(c)	Calculated on average shares outstanding during the period.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Portfolio turnover rate excludes in-kind transactions.

See accompanying notes.

Financial Highlights
Principal Exchange-Traded Funds
(unaudited)

Principal Millennials Index ETF

For a share outstanding for the year ended June 30 (except as noted):

	Period ended		Year ended	Period ended
December 31, 2018 (b)			June 30, 2018	June 30, 2017 (a)
Net asset value, beginning of period	$36.76		$28.92	$25.00
Investment Operations:
Net investment income (loss) (c)	0.10		0.23	0.17
Net realized and change in unrealized gain (loss)	(5.26)		7.91	3.87
Total from investment operations	(5.16)		8.14	4.04
Dividends and Distributions to Shareholders from:
Net investment income	(0.21)		(0.23)	(0.09)
Net realized gains	—		(0.07)	(0.03)
Total dividends and distributions to stockholders	(0.21)		(0.30)	(0.12)
Net asset value, end of period	$31.39		$36.76	$28.92
Total Return:	(14.08)% (d)		28.31%	16.23	% (d)
Ratios/Supplemental Data:
Net assets, end of period (000s)	$14,128		$20,217	$7,230
Ratio of expenses to average net assets	0.45	% (e)	0.45%	0.45	% (e)
Ratio of expenses to average net assets excluding interest expense	—(f)		0.45%	—(f)
Ratio of net investment income (loss) to average net assets	0.57	% (e)	0.66%	0.71	% (e)
Portfolio turnover rate (g)	2.2	% (e)	35.6%	5.1	% (e)

(a)	Period from August 19, 2016, date operations commenced, through June 30, 2017.
(b)	Six months ended December 31, 2018.
(c)	Calculated on average shares outstanding during the period.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Ratio is not applicable as there was no interest expense in the period.
(g)	Portfolio turnover rate excludes in-kind transactions.

See accompanying notes.

Financial Highlights
Principal Exchange-Traded Funds
(unaudited)

Principal Price Setters Index ETF

For a share outstanding for the year ended June 30 (except as noted):

	Period ended		Year ended		Year ended	Period ended
	December 31, 2018 (b)		June 30, 2018		June 30, 2017	June 30, 2016 (a)
Net asset value, beginning of period	$33.32		$29.03		$26.08	$25.00
Investment Operations:
Net investment income (loss) (c)	0.22		0.39		0.34	0.09
Net realized and change in unrealized gain (loss)	(2.00)		4.20		3.06	0.99
Total from investment operations	(1.78)		4.59		3.40	1.08
Dividends and Distributions to Shareholders from:
Net investment income	(0.32)		(0.27)		(0.39)	—
Net realized gains	—		(0.03)		(0.06)	—
Total dividends and distributions to stockholders	(0.32)		(0.30)		(0.45)	—
Net asset value, end of period	$31.22		$33.32		$29.03	$26.08
Total Return:	(5.38	)% (d)	15.89%		13.23%	4.31% (d)
Ratios/Supplemental Data:
Net assets, end of period (000s)	$17,172		$21,655		$7,257	$6,519
Ratio of expenses to average net assets	0.29% (e)(f)		0.29	% (e)	0.40%	0.40% (f)
Ratio of gross expenses to average net assets	0.40	% (f)	0.40%		—(g)	—(g)
Ratio of net investment income (loss) to average net assets	1.27	% (f)	1.22%		1.26%	1.32% (f)
Portfolio turnover rate (h)	0.3	% (f)	63.5%		2.0%	0.0% (f)

(a)	Period from March 21, 2016, date operations commenced, through June 30, 2016.
(b)	Six months ended December 31, 2018.
(c)	Calculated on average shares outstanding during the period.
(d)	Total return amounts have not been annualized.
(e)	Includes Reimbursements from the Manager.
(f)	Computed on an annualized basis.
(g)	Ratio is not applicable as there was no Reimbursement from Manager in the period.
(h)	Portfolio turnover rate excludes in-kind transactions.

See accompanying notes.

	Financial Highlights
Principal Exchange-Traded Funds
	(unaudited)

Principal Shareholder Yield Index ETF

For a share outstanding for the year ended June 30 (except as noted):

	Period ended		Year ended		Year ended	Period ended
	December 31, 2018 (b)		June 30, 2018		June 30, 2017	June 30, 2016 (a)
Net asset value, beginning of period	$32.49		$29.16		$24.65	$25.00
Investment Operations:
Net investment income (loss) (c)	0.35		0.61		0.54	0.18
Net realized and change in unrealized gain (loss)	(4.51)		3.21		4.67	(0.53)
Total from investment operations	(4.16)		3.82		5.21	(0.35)
Dividends and Distributions to Shareholders from:
Net investment income	(0.53)		(0.47)		(0.67)	—
Net realized gains	—		(0.02)		(0.03)	—
Total dividends and distributions to stockholders	(0.53)		(0.49)		(0.70)	—
Net asset value, end of period	$27.80		$32.49		$29.16	$24.65
Total Return:	(12.97	)% (d)	13.17%		21.42%	(1.39	)% (d)
Ratios/Supplemental Data:
Net assets, end of period (000s)	$11,120		$14,622		$7,290	$6,6163
Ratio of expenses to average net assets	0.29% (e)(f)		0.29	% (f)	0.40%	0.40	% (e)
Ratio of gross expenses to average net assets	0.40	% (e)	0.40%		—(g)	—(g)
Ratio of net investment income (loss) to average net assets	2.19	% (e)	1.90%		1.98%	2.73	% (e)
Portfolio turnover rate	0.7	% (e)	55.5%		3.0%	7.1% (e)(h)

(a)	Period from March 21, 2016, date operations commenced, through June 30, 2016.
(b)	Six months ended December 31, 2018.
(c)	Calculated on average shares outstanding during the period.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Includes Reimbursements from the Manager.
(g)	Ratio is not applicable as there was no Reimbursement from Manager in the period.
(h)	Portfolio turnover rate excludes in-kind transactions.

See accompanying notes.

Financial Highlights
Principal Exchange-Traded Funds
(unaudited)

Principal Spectrum Preferred Securities Active ETF

For a share outstanding for the period ended June 30 (except as noted):

	Period ended	Period ended
	December 31, 2018 (b)	June 30, 2018 (a)
Net asset value, beginning of period	$94.45	$100.00
Investment Operations:
Net investment income (loss) (c)	2.47	4.72
Net realized and change in unrealized gain (loss)	(4.71)	(5.91)
Total from investment operations	(2.24)	(1.19)
Dividends and Distributions to Shareholders from:
Net investment income	(2.93)	(4.34)
Net realized gains	—	(0.02)
Total dividends and distributions to stockholders	(2.93)	(4.36)
Net asset value, end of period	$89.28	$94.45
Total Return: (d)	(2.45)%	(1.28)%
Ratios/Supplemental Data:
Net assets, end of period (000s)	$49,102	$51,949
Ratio of expenses to average net assets (e)	0.55%	0.55%
Ratio of net investment income (loss) to average net assets (e)	5.26%	4.93%
Portfolio turnover rate (e)(f)	13.1%	41.0%

(a)	Period from July 7, 2017, date operations commenced, through June 30, 2018.
(b)	Six months ended December 31, 2018.
(c)	Calculated on average shares outstanding during the period.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Portfolio turnover rate excludes in-kind transactions.

See accompanying notes.

Financial Highlights
Principal Exchange-Traded Funds
(unaudited)

Principal Sustainable Momentum Index ETF

For a share outstanding for the period ended June 30 (except as noted):

	Period ended	Period ended
	December 31, 2018 (b)	June 30, 2018 (a)
Net asset value, beginning of period	$28.01	$25.00
Investment Operations:
Net investment income (loss) (c)	0.10	0.18
Net realized and change in unrealized gain (loss)	(3.50)	2.96
Total from investment operations	(3.40)	3.14
Dividends and Distributions to Shareholders from:
Net investment income	(0.14)	(0.13)
Total dividends and distributions to stockholders	(0.14)	(0.13)
Net asset value, end of period	$24.47	$28.01
Total Return: (d)	(12.18)%	12.62%
Ratios/Supplemental Data:
Net assets, end of period (000s)	$4,895	$5,603
Ratio of expenses to average net assets (e)	0.29%	0.29%
Ratio of net investment income (loss) to average net assets (e)	0.68%	0.97%
Portfolio turnover rate (e)(f)	1.5%	158.1%

(a)	Period from October 18, 2017, date operations commenced, through June 30, 2018.
(b)	Six months ended December 31, 2018.
(c)	Calculated on average shares outstanding during the period.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Portfolio turnover rate excludes in-kind transactions.

See accompanying notes.

Financial Highlights
Principal Exchange-Traded Funds
(unaudited)

Principal U.S. Mega-Cap Multi-Factor Index ETF

For a share outstanding for the period ended June 30 (except as noted):

	Period ended	Period ended
	December 31, 2018 (b)	June 30, 2018 (a)
Net asset value, beginning of period	$26.02	$25.00
Investment Operations:
Net investment income (loss) (c)	0.32	0.38
Net realized and change in unrealized gain (loss)	(0.76)	0.80
Total from investment operations	(0.44)	1.18
Dividends and Distributions to Shareholders from:
Net investment income	(0.47)	(0.16)
Total dividends and distributions to stockholders	(0.47)	(0.16)
Net asset value, end of period	$25.11	$26.02
Total Return: (d)	(1.75)%	4.73%
Ratios/Supplemental Data:
Net assets, end of period (000s)	$1,425,115	$1,666,525
Ratio of expenses to average net assets (e)(f)	0.12%	0.12%
Ratio of gross expenses to average net assets (e)	0.15%	0.15%
Ratio of net investment income (loss) to average net assets (e)	2.37%	2.02%
Portfolio turnover rate (e)(g)	22.0%	39.8%

(a)	Period from October 11, 2017, date operations commenced, through June 30, 2018.
(b)	Six months ended December 31, 2018.
(c)	Calculated on average shares outstanding during the period.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Includes Reimbursements from the Manager.
(g)	Portfolio turnover rate excludes in-kind transactions.

See accompanying notes.

Financial Highlights
Principal Exchange-Traded Funds
(unaudited)

Principal U.S. Small-Cap Multi-Factor Index ETF (a)

For a share outstanding for the year ended June 30 (except as noted):

	Period ended		Year ended	Period ended
December 31, 2018 (c)			June 30, 2018	June 30, 2017 (b)
Net asset value, beginning of period	$33.45		$28.84	$25.00
Investment Operations:
Net investment income (loss) (d)	0.24		0.29	0.26
Net realized and change in unrealized gain (loss)	(5.63)		4.64	3.75
Total from investment operations	(5.39)		4.93	4.01
Dividends and Distributions to Shareholders from:
Net investment income	(0.28)		(0.30)	(0.17)
Net realized gains	—		(0.02)	—
Total dividends and distributions to stockholders	(0.28)		(0.32)	(0.17)
Net asset value, end of period	$27.78		$33.45	$28.84
Total Return:	(16.17)% (e)		17.14%	16.08	% (e)
Ratios/Supplemental Data:
Net assets, end of period (000s)	$313,950		$351,176	$275,466
Ratio of expenses to average net assets	0.38	% (f)	0.38%	0.38	% (f)
Ratio of net investment income (loss) to average net assets	1.43	% (f)	0.94%	1.21	% (f)
Portfolio turnover rate (g)	77.2	% (f)	76.3%	44.7	% (f)

(a)	Effective October 27, 2017, Principal U.S. Small-Cap Index ETF changed its name to Principal U.S. Small-Cap Multi-Factor Index ETF.
(b)	Period from September 21, 2016, date operations commenced, through June 30, 2017.
(c)	Six months ended December 31, 2018.
(d)	Calculated on average shares outstanding during the period.
(e)	Total return amounts have not been annualized.
(f)	Computed on an annualized basis.
(g)	Portfolio turnover rate excludes in-kind transactions.

See accompanying notes.

Shareholder Expense Example
Principal Exchange-Traded Funds
December 31, 2018 (unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of Fund shares and (2) ongoing costs, including management fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other exchange-traded funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2018 through December 31, 2018, except as noted in the following table.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other fund.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different fund. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning	Ending	Annualized	Expenses Paid
	Account Value	Account Value	Expense Ratio	During Period
Principal Active Global Dividend Income ETF
Actual Fund Return	$1,000	$910.50	0.58%	$2.84
Hypothetical 5% Annual Return	$1,000	$1,022.23	0.58%	$3.01
Principal Contrarian Value Index ETF
Actual Fund Return	$1,000	$867.60	0.29%	$1.37
Hypothetical 5% Annual Return	$1,000	$1,023.74	0.29%	$1.48
Principal EDGE Active Income ETF
Actual Fund Return	$1,000	$959.10	0.65%	$3.21
Hypothetical 5% Annual Return	$1,000	$1,021.93	0.65%	$3.31
Principal Healthcare Innovators Index ETF
Actual Fund Return	$1,000	$799.40	0.42%	$1.90
Hypothetical 5% Annual Return	$1,000	$1,023.09	0.42%	$2.14
Principal International Multi-Factor Index ETF
Actual Fund Return	$1,000	$869.80	0.39%	$1.97
Hypothetical 5% Annual Return	$1,000	$1,023.24	0.39%	$1.99
Principal Investment Grade Corporate Active ETF
Actual Fund Return	$1,000	$999.90	0.26%	$1.31
Hypothetical 5% Annual Return	$1,000	$1,023.89	0.26%	$1.33
Principal Millennials Index ETF
Actual Fund Return	$1,000	$859.20	0.45%	$2.11
Hypothetical 5% Annual Return	$1,000	$1,022.94	0.45%	$2.29
Principal Price Setters Index ETF
Actual Fund Return	$1,000	$946.20	0.29%	$1.42
Hypothetical 5% Annual Return	$1,000	$1,023.74	0.29%	$1.48
Principal Shareholder Yield Index ETF
Actual Fund Return	$1,000	$870.30	0.29%	$1.37
Hypothetical 5% Annual Return	$1,000	$1,023.74	0.29%	$1.48

Shareholder Expense Example
Principal Exchange-Traded Funds
December 31, 2018 (unaudited)

	Beginning	Ending	Annualized	Expenses Paid
	Account Value	Account Value	Expense Ratio	During Period
Principal Spectrum Preferred Securities Active ETF
Actual Fund Return	$1,000	$975.50	0.55%	$2.74
Hypothetical 5% Annual Return	$1,000	$1,022.43	0.55%	$2.80
Principal Sustainable Momentum Index ETF
Actual Fund Return	$1,000	$878.20	0.29%	$1.37
Hypothetical 5% Annual Return	$1,000	$1,023.74	0.29%	$1.48
Principal U.S. Mega-Cap Multi-Factor Index ETF
Actual Fund Return	$1,000	$982.50	0.12%	$0.60
Hypothetical 5% Annual Return	$1,000	$1,024.60	0.12%	$0.61
Principal U.S. Small-Cap Multi-Factor Index ETF
Actual Fund Return	$1,000	$838.30	0.38%	$1.99
Hypothetical 5% Annual Return	$1,000	$1,023.29	0.38%	$1.94

Principal Exchange-Traded Funds
(unaudited)
Notification of Source of Distributions
Pursuant to Rule 19a-1 of the Investment Company Act of 1940

As noted in the table provided below, certain of the Principal Exchange-Traded Funds made distributions for the months of October 2018 and December 2018 for which a portion is estimated to be in excess of the fund’s current and accumulated net income. As of these month ends, the estimated sources of these distributions were as follows:

October 2018

Fund	Net Income	Realized Gain	Capital Sources
Principal Millennials Index ETF	87.72%	12.28%	0.00%

December 2018

Fund	Net Income	Realized Gain	Capital Sources
Principal International Multi-Factor Index ETF	80.51%	0.00%	19.49%
Principal Investment Grade Corporate Active ETF	98.33	0.00	1.67
Principal Millennials Index ETF	96.35	3.65	0.00

The ultimate composition of these distributions may vary from the estimates provided above due to a variety of factors including future income and expenses, and realized gains and losses from the purchase and sale of securities.

Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940. Tax reporting information for shareholders of the funds will not be available until the end of the funds’ fiscal year.

As a result, shareholders should not use the information provided in this notice for tax reporting purposes.

Trustees and Officers

Under Delaware law, a Board of Trustees oversees the Trust. The Trustees have financial or other relevant experience and meet several times during the year to review contracts, Trust activities and the quality of services provided to the Trust. Each trustee also has the same position with Principal Funds, Inc. and Principal Variable Contracts Funds, Inc. which are also sponsored by Principal Life Insurance Company. Each trustee holds office for an indefinite term or until reaching age 72. Trustees considered to be “interested persons” as defined in the Investment Company Act of 1940, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.

The following Trustees are considered not to be “interested persons” as defined in the 1940 Act

Number of
Name,		Portfolios in Fund	Other Directorships
Position Held with the Trust,	Principal Occupation(s)	Complex Overseen	Held by Trustee
Year of Birth	During past 5 years	by Trustee	During Past 5 Years
Elizabeth Ballantine	Principal, EBA Associates	133	Durango Herald, Inc;
Trustee since 2014			McClatchy
Member, Nominating and Governance			Newspapers, Inc.
Committee
1948

Leroy T. Barnes, Jr.	Retired.	133	McClatchy
Trustee since 2014			Newspapers, Inc.;
Member, Audit Committee			Herbalife Ltd.;
1951			Frontier
Communications, Inc.

Craig Damos	President, The Damos Company	133	Hardin Construction
Trustee since 2014
Member, Audit Committee
Member, 15(c) Committee
1954

Mark A. Grimmett	Formerly, Executive Vice President	133	None
Trustee since 2014	and CFO, Merle Norman Cosmetics,
Member, Nominating and Governance	Inc.
Committee
Member, 15(c) Committee
Member, Executive Committee
1960

Fritz S. Hirsch	Formerly, CEO, MAM USA	133	Focus Products
Trustee since 2014			Group; MAM USA
Member, Operations Committee
Member, 15(c) Committee
1951

Tao Huang	Retired.	133	Armstrong World
Trustee since 2014			Industries, Inc.
Member, Operations Committee
Member, 15(c) Committee
1962

Karen (“Karrie”) McMillan	Managing Director, Patomak Global	133	None
Trustee since 2014	Partners, LLC.
Member, Operations Committee	Formerly, General Counsel,
1961	Investment Company Institute

Elizabeth A. Nickels	Formerly, Executive Director,	133	Charlotte Russe;
Trustee since 2015	Herman Miller Foundation;		Follet Corporation;
Member, Audit Committee	Formerly President, Herman Miller		PetSmart;
1962	Healthcare		SpartanNash;
Spectrum Health
Systems

Number of
Name,		Portfolios in Fund	Other Directorships
Position Held with the Trust,	Principal Occupation(s)	Complex Overseen	Held by Trustee
Year of Birth	During past 5 years	by Trustee	During Past 5 Years
Mary M. (“Meg”) VanDeWeghe	CEO and President, Forte Consulting,	133	Brown Advisory;
Trustee since 2018	Inc		B/E Aerospace;
Member Operations Committee			WP Carey;
1959			Nalco (and it
successor Ecolab)

The following Trustees are considered to be “interested persons” as defined in the 1940 Act, because of an affiliation with the Manager and Principal Life.

Number of
Name,		Portfolios in Fund	Other Directorships
Position Held with the Trust,	Principal Occupation(s)	Complex Overseen	Held by Trustee
Year of Birth	During past 5 years	by Trustee	During Past 5 Years
Michael J. Beer	Chief Executive Officer, Principal	133	None
Trustee since 2014	Funds Distributor, Inc. (“PFD”)
President, Chief Executive Officer	since 2015
Member, Executive Committee	Executive Director — Funds,
1961	Principal Global Investors, LLC
(“PGI”) since 2017
Director, PGI since 2017
Director, PFD since 2015
Vice President/Mutual Funds and
Broker Dealer, Principal Life
Insurance Company (“PLIC”)
(2001-2014)
Vice President/Chief Operating
Officer, Principal Funds, PLIC
(2014-2015)
Executive Director, Principal Funds &
Trust, PLIC since 2015
Director, Principal Management
Corporation, (“PMC”) (2006-2015)
President & Chief Executive Officer,
PMC (2015-2017)
Executive Vice President/Chief
Operating Officer, PMC
(2008-2015)
Chair, PMC (2015-2017)
Director, Principal Securities, Inc.
(“PSI”) (2005- 2015)
President, PSI (2005-2015)
Director, Principal Shareholder
Services (“PSS”) (2007-2015)
Chairman, PSS since 2015
President, PSS (2007-2015)
Executive Vice President, PSS
since 2015

Number of
Name,		Portfolios in Fund	Other Directorships
Position Held with the Trust,	Principal Occupation(s)	Complex Overseen	Held by Trustee
Year of Birth	During past 5 years	by Trustee	During Past 5 Years
Nora M. Everett	Director, Finisterre Capital LLP	133	None
Trustee since 2014	since 2011
Chair Member, Executive Committee	Director, Origin Asset Management
1959	LLP since 2011
Chairman, Principal Financial
Advisors, Inc. (“PFA”) (2010-2015)
Chairman, PFD (2011-2015)
Senior Vice President/Retirement and
Income Solutions (“RIS”), PLIC
(2008-2015)
President/RIS, PLIC since 2015
Chairman, PMC (2011-2015)
President, PMC (2008-2015)
Director, PSI (2008-2011, and
since 2015)
Chairman, PSI (2011-2015)
Chief Executive Officer, PSI
(2009-2015)
Chairman, PSS (2011-2015)

Patrick Halter	Director Morley Capital Management,	133	None
Trustee since 2017	Inc. (“Morley”) since 2017
Member, Executive Committee	Chair, Post Advisory Group, LLC
1959	(“Post”) since 2017
Chief Operating Office, PGI
since 2017
Director, PGI since 2003
Chair, PREI since 2004
Chief Executive Office, PREI
since 2005
Chair, Spectrum since 2017

Correspondence intended for each Trustee who is other than an Interested Trustee may be sent to 655 9th Street, Des Moines, IA 50392.

The following table presents officers of the Trust.

Name,
Position Held with the Trust,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Randy L. Bergstrom	Counsel, PGI
Assistant Tax Counsel	Counsel, PLIC
Des Moines, IA 50392
1955

Jennifer A. Block	Vice President and Counsel (2017-2018)
Deputy Chief Compliance Officer	Assistant Counsel (2010-2017
Des Moines, IA 50392	Assistant Secretary (2015-2018
1973	Counsel, PGI (2017-2018)
Counsel, PFD (2009-2013)
Counsel, PLIC (2009-2018)
Counsel, PMC (2009-2013, 2014-2017)
Counsel, PSI (2009-2013)
Counsel, PSS (2009-2013)

Tracy Bollin	Managing Director, PGI since 2016
Chief Financial Officer	Chief Operating Officer, PMC (2015-2017)
Des Moines, IA 50392	Chief Financial Officer, PFA (2010-2015)
1970	Senior Vice President, PFD since 2015
Chief Financial Officer, PFD (2010-2016)
Senior Vice President, PMC (2015–2017)
Chief Financial Officer, PMC (2010-2015)
Director, PMC (2014–2017)
Chief Financial Officer, PSI (2010-2015)
Director, PSS since 2014
President, PSS since 2015
Chief Financial Officer, PSS (2010-2015)

Gina L. Graham	Vice President/Treasurer, PFA since 2016
Treasurer	Vice President/ Treasurer, Morley since 2016
Des Moines, IA 50392	Vice President/Treasurer, PFD since 2016
1965	Vice President/Treasurer, PGI since 2016
Vice President/Treasurer, PLIC since 2016
Vice President/Treasurer, PMC (2016-2017)
Vice President/Treasurer, Principal Real Estate Investors,
LLC since 2016
Vice President/Treasurer, PSI since 2016
Vice President/Treasurer, PSS since 2016

Laura B. Latham	Counsel, PGI since 2018
Assistant Counsel and Assistant Secretary	Prior thereto, Attorney in Private Practice
Des Moines, IA 50392
1986

Diane K. Nelson	Chief Compliance Officer/AML Officer, PSS (Since 2015)
AML Officer	Compliance Advisor, PMC (2013-2015)
Des Moines, 50392
1965

Layne A. Rasmussen	Vice President/Controller, PMC
Vice President	Director — Accounting, PLIC since 2015
Des Moines, IA 50392	Finance Controller, PLIC prior to 2015
1958

Sara L. Reece	Director — Accounting, PLIC since 2015
Vice President and Controller	Assistant Financial Controller, PLIC prior to 2015
Des Moines, IA 50392
1975

Name,
Position Held with the Trust,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Teri R. Root	Interim Chief Compliance Office (2018)
Chief Compliance Officer	Deputy Chief Compliance Officer (2015-2018)
Des Moines, IA 50392	Deputy Chief Compliance Officer, PGI since 2017
1979	Vice President and Chief Compliance Officer, PMC
(2015-2017)
Compliance Office, PMC (2010-2013)
Vice President, PSS Since 2015
Britney L. Schnathorst	Counsel, PLIC since 2013
Assistant Counsel and Assistant Secretary	Prior thereto, Attorney in Private Practice
Des Moines, IA 50392
1981
Adam U. Shaikh	Assistant General Counsel, PGI (2018)
Assistant Counsel	Counsel, PGI (2017-2018)
Des Moines, IA 50392	Counsel, PFD (2006-2013)
1972	Counsel, PLIC (since 2006)
Counsel, PMC (2007-2013, 2014-2017)
Counsel, PSI (2007-2013)
Dan L. Westholm	Assistant Vice President/Treasurer, PGI since 2017
Assistant Treasurer	Assistant Vice President/Treasury, PFA since 2013
Des Moines, IA 50392	Director — Treasury, PFA (2011-2013)
1966	Assistant Vice President/Treasury, PFD since 2013
Director — Treasury, PFD (2011-2013)
Assistant Vice President/Treasury, PLIC since 2014
Director — Treasury, PLIC (2007-2014)
Director — Treasury, PMC (2003-2013)
Assistant Vice President/Treasury, PMC (2013-2017)
Assistant Vice President/Treasury, PSI since 2013
Director — Treasury, PSI (2011-2013)
Assistant Vice President/Treasury, PSS since 2013
Director — Treasury, PSS (2007-2013)
Beth Wilson	Director and Secretary — Funds, PLIC
Vice President and Secretary	Vice President, PMC (2007-2013)
Des Moines, IA 50392
1956
Clint L. Woods	Vice President, Associate General Counsel, Governance
Vice President and Counsel	Officer, and Assistant Corporate Secretary, PLIC since 2015
Des Moines, IA 50392	Assistant General Counsel, Assistant Corporate Secretary, and
1961	Governance Officer, PLIC (2013-2015)
Jared A. Yepsen	Associate General Counsel, AEGON (2003-2012)
Assistant Tax Counsel	Counsel, PGI since 2017
Des Moines, IA 50392	Counsel, PLIC since 2015
1981	Senior Attorney, Transamerica Life Insurance Company
(TLIC) (2013-2015)
Attorney, TLIC (2010-2013)

The 15(c) Committee assists the Board in performing the annual review of the Trust’s advisory and sub-advisory agreements pursuant to Section 15(c) of the 1940 Act.

The Audit Committee selects the independent auditors for the Trust and oversees the activities of the independent auditors as well as the internal auditors. The committee also receives reports about accounting and financial matters affecting the Trust.

The Executive Committee is selected by the Board. It may exercise all the powers of the Board, with certain exceptions, when the Board is not in session. The Committee must report its actions to the Board.

The Nominating and Governance Committee selects and nominates all candidates who are not “interested persons” of the Trust for election to the Board. The committee also oversees the structure and efficiency of the Board of Trustees and the committees the Board establishes.

The Operations Committee oversees the provision of administrative and distribution services to the Trust, communications with the Trusts’ shareholders, and provides review and oversight of the Trusts’ operations.

Additional information about the Trust is available in the Prospectuses dated September 20, 2016, November 1, 2016, and May 8, 2017, and the Statements of Additional Information dated September 20, 2016 and November 1, 2016. These documents may be obtained free of charge by writing Principal Exchange-Traded Funds, c/o ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, CO 80203 or telephoning 1-800-787-1621. The prospectuses may be viewed at www.PrincipalETFs.com.

PROXY VOTING POLICIES

A description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning 1-800-787-1621, or on the SEC website at www.sec.gov.

SCHEDULES OF INVESTMENTS

The Trust files complete schedules of investments with the Securities and Exchange Commission as of March 31 and September 30 of each year on Form N-Q. The Trust’s Form N-Q can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. or on the Commission’s website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090.

Board Consideration of Investment Advisory Contracts

During the period covered by this report, the Board of Trustees of Principal Exchange-Traded Funds (“PETF”) approved the annual review and renewal of the Management Agreements and for all Funds and a subadvisory agreement for the Principal Spectrum Preferred Securities Active ETF.

Annual Review and Renewal of Management Agreement and Sub-Advisory Agreements

At its September 12, 2018 meeting, the Board performed its annual review and renewal process relating to the Management Agreement and the Subadvisory Agreements for all Funds.

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires the Board, including a majority of the Directors who have no direct or indirect interest in the investment advisory agreements and who are not “interested persons” of PETF, as defined in the 1940 Act (the “Independent Directors”), annually to review and to consider the continuation of: (1) the Management Agreement between the Principal Global Investors, LLC (the “Manager”) and PETF, on behalf of each of the fifteen (15) series of PETF (each series is referred to as a “Fund”); and (2) the Subadvisory Agreement between the Manager and Spectrum Asset Management Inc. (“Spectrum”) (the “Subadvisor”). The Management Agreement and the Subadvisory Agreement are collectively referred to as the “Advisory Agreements.”

The Board, including the Independent Directors, considered the factors and reached the conclusions described below relating to the continuation of the Advisory Agreements. In evaluating the Advisory Agreements, the Board, including the Independent Directors, reviewed a broad range of information requested for this purpose by the Independent Directors, including, among other information, information regarding performance, advisory fees, total expenses, profitability from the Advisory Agreements to the Manager and information about economies of scale. The Board reviewed the materials provided and concluded that it was provided all information reasonably necessary to evaluate the Advisory Agreements.

Management Agreement

With respect to the Management Agreement for each Fund, the Board considered, among other factors, that the Manager, along with Principal Management Corporation (“PMC”), the previous investment adviser to the Funds that merged with and into the Manager on May 1, 2017, and its affiliates have demonstrated a long-term commitment to support the Funds. In addition, the Board considered the following factors, and made certain findings and conclusions with respect thereto, for each of the Funds. The Board concluded that a relationship with a capable and conscientious adviser is in the best interests of each Fund.

Nature, Extent and Quality of Services

The Board considered the nature, quality and extent of the services provided under the Management Agreement, including accounting and administrative services, as applicable. The Board considered the experience and skills of senior management leading Fund operations, the experience and skills of the personnel performing the functions under the Management Agreement and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel and the organizational depth and stability of the Manager. The Board concluded that appropriate resources were provided under the Management Agreement. The Board also considered that, during the periods reviewed, the Manager had delegated day-to-day portfolio management responsibility for the Principal Spectrum Preferred Securities Active ETF to Spectrum. The Board noted that the Manager’s process for the selection of subadvisors emphasizes the selection of Principal-affiliated subadvisors that are determined to be qualified under the Manager’s due diligence process, but that the Manager will select an unaffiliated subadvisor to manage all or a portion of a Fund’s investment portfolio when deemed necessary or appropriate based upon a consideration of the Fund’s investment mandate and available expertise and resources within the Principal organization. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services provided by the Manager to the Funds under the Management Agreement was satisfactory.

Investment Performance

The Board reviewed each Fund’s investment performance over longer-term periods, reviewing both the investment return during the three-year period ended March 31, 2018 and the blended investment return (50%/50%) of the three- and five-year periods ended March 31, 2018, and compared those returns to various agreed-upon performance measures, including peer-group data based upon a broad-based, industry category determined by Morningstar.

For Funds that did not have a three-year or five-year performance history, the Board reviewed performance for a one-year or three-year period ended March 31, 2018, respectively, if available. The Board also compared each Fund’s investment performance over the one-, three- and five-year periods ended March 31, 2018, as available, to one or more relevant benchmark indices. The Board noted that certain Funds had commenced operations recently and, accordingly, no or limited performance information was considered. The Board also considered whether investment results were consistent with a Fund’s investment objective(s) and policies. For most Funds, the Board concluded that the Fund’s investment returns met acceptable levels of investment performance. There were certain Funds that had not attained during the relevant period(s) a level of investment performance considered satisfactory by the Board. For such Funds, the Board also considered other factors, such as the longer-term performance of each such Fund, remedial efforts being taken to improve performance and/or the Manager’s explanation for the performance of such Fund. The Board considered the Manager’s due diligence process for evaluating the performance of all Funds for which they received regular reporting and concluded that the Manager has in place an effective due diligence process to monitor investment performance, and to encourage remedial action if necessary.

Investment Management Fees

The Board considered each Fund’s management fee. For each Fund, the Board received certain information from Broadridge including actual total expense ratio (including, as applicable, acquired fund fees and expenses and after any expense caps or fee waivers) at average fiscal-year asset levels for commons shares of the Funds against a peer group selected by Broadridge (“Expense Group”), and, if available, a broad-based, industry category defined by Broadridge (“Expense Universe”).

In evaluating the management fees, the Board considered a variety of factors, including the amount of the fees, breakpoints, comparison to fees of peer group funds and other funds and non-fund accounts managed by the Manager, subadvisory fees paid, services provided, investment performance, total net expense ratios, profitability, the existence and sharing of economies of scale and expense caps and fee waivers. The Board considered that certain Funds with similar investment strategies and policies have different management fees and noted the reasons cited by the Manager for the differing fees. In reviewing the fees of other accounts managed by the Manager, the Board considered information provided by the Manager regarding differences between the services provided to the Funds and the services provided to such other accounts.

Considering all factors they deemed relevant, the Board concluded that the management fee payable by each Fund was reasonable in light of the nature, quality and extent of the services provided by the Manager and other relevant factors.

Profitability

The Board reviewed detailed information regarding revenues PMC, the previous investment advisor to the Funds, and its affiliate, the Manager, received under the Management Agreement and the estimated direct and indirect costs incurred in providing to each Fund the services described in the Management Agreement for the year ended December 31, 2017. The Board also considered the returns on revenue generated in connection with the payment of subadvisory fees to Spectrum and the aggregated return on revenue to PMC and its affiliates for the year ended December 31, 2017. The Board concluded that the management fee for each Fund was reasonable, taking into account the profitability information presented by the Manager.

Economies of Scale

The Board considered whether there are economies of scale with respect to the management of each Fund and whether the Funds benefit from any such economies of scale. The Board determined that no breakpoints are necessary at this time for the Principal Investment Grade Corporate Active ETF, the Principal Spectrum Preferred Securities Active ETF, the Principal EDGE Active Global Dividend Income ETF, the Principal EDGE Active Income ETF, the Principal Contrarian Value Index ETF, the Principal Emerging Markets Multi-Factor Index ETF, the Principal International Multi-Factor Index ETF, the Principal Morley Short Duration Index ETF, the Principal Price Setters Index ETF, the Principal Shareholder Yield Index ETF, the Principal Sustainable Momentum Index ETF, the Principal U.S. Mega-Cap Multi-Factor Index ETF or the Principal U.S. SmallCap Index ETF due, among other factors, to their current asset levels and taking into account levels of profitability to the Manager.

Sub-advisory Agreement

Nature, Quality and Extent of Services

The Board consideredthe nature, quality and extent of the services provided under the Subadvisory Agreement. The Board considered the reputation, qualifications and background of Spectrum, the investment approach of Spectrum, the experience and skills of investment personnel responsible for the day-to-day management of the Principal Spectrum Preferred Securities Active ETF and the resources made available to such personnel. The Board also considered Spectrum’s compliance with investment policies and general legal compliance. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services provided by Spectrum to the Principal Spectrum Preferred Securities Active ETF Funds under the Subadvisory Agreement is satisfactory.

Investment Performance

As to the Principal Spectrum Preferred Securities Active ETF, the Manager had advised the Board that the investment services delivered by Spectrum was reasonable. Based upon all relevant factors, the Board concluded that Spectrum is qualified and that the investment performance of the Subadvisor met acceptable levels of investment performance

Subadvisory Fees, Economies of Scale and Profitability

For the Principal Spectrum Preferred Securities Active ETF, the Board considered the subadvisory fees, noting that the Manager compensates Spectrum from its own management fee, so that shareholders pay only the management fee.

Other Benefits to the Manager and Subadvisers

The Board also considered the character and amount of other incidental benefits received by the Manager and its affiliates from their relationships with the Funds. The Board concluded that the management and subadvisory fees w ere reasonable in light of these fall-out benefits.

The Board also considered the character and amount of other incidental benefits received by Spectrum when evaluating the subadvisory fee. The Board concluded that taking into account these fall-out benefits, the subadvisory fee was reasonable.

Overall Conclusions

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of each Advisory Agreement continue to be fair and reasonable and that the continuation of each Advisory Agreement, with the actions proposed by the Manager, is in the best interests of each Fund.

ITEM 2 – CODE OF ETHICS

Not applicable to semi-annual reports.

ITEM 3 – AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable to semi-annual reports.

ITEM 4 – PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to semi-annual reports.

ITEM 5 – AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6 – SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

ITEM 7 – DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8 – PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9 – PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10 – SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

None

ITEM 11 – CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12 – DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13 – EXHIBITS

(a)(1) Code of Ethics - Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Principal Exchange-Traded Funds

By /s/ Michael J. Beer
Michael J. Beer, President and CEO

Date 2/12/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Michael J. Beer
Michael J. Beer, President and CEO

Date 2/12/2019

By /s/ Tracy W. Bollin
Tracy W. Bollin, Chief Financial Officer

Date 2/12/2019